VARIABLE ANNUITY ACCOUNT C

                   Aetna Life Insurance and Annuity Company


                      Supplement Dated February 10, 2000
                           to May 3, 1999 Prospectus



I. REDUCTION OF MORTALITY AND EXPENSE RISK CHARGE

Subject to state approval, the following sections of the prospectus are amended to reflect a reduction in the mortality and expense risk charge effective February 15, 2000.

A. FEE TABLE

Fees Deducted from the Subaccounts During the Accumulation Phase
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge............................ 1.10%(2)

Administrative Expense Charge........................ 0.00% - 0.25%(3)

Total Separate Account Expenses...................... 1.10% - 1.35%

(2) The mortality and expense risk charge for all subaccounts except the Aetna Money Market VP subaccount is 1.10% on an annual basis effective February 15, 2000, 1.05% on an annual basis effective February 15, 2001, and 1.00% on an annual basis effective February 15, 2002. The mortality and expense risk charge for the Aetna Money Market VP subaccount is 0.35% on an annual basis effective February 15, 2000. During the income phase the mortality and expense risk charge for all subaccounts is 1.25% annually.

(3) We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.




X.75962-99                                                  February 2000

HYPOTHETICAL EXAMPLES

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purposes of these examples, we deducted a mortality and expense risk charge of 1.10% annually for all subaccounts except the Aetna Money Market VP subaccount, and 0.35% annually for the Aetna Money Market VP subaccount, and the maximum administrative expense charge of 0.25%. The total fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

---------------------------------
> THESE EXAMPLES ARE PURELY                          Example A                       Example B
  HYPOTHETICAL.                            If you withdraw your entire     If you leave your entire
> THEY SHOULD NOT BE                       account value at the end        account value invested or if
  CONSIDERED A REPRESENTATION              of the periods shown, you       you select an income phase
  OF PAST OR FUTURE EXPENSES               would pay the following         payment option at the end of
  OR EXPECTED RETURNS.                     fees, including any applicable  the periods shown, you
> ACTUAL FEES AND/OR RETURNS               Early Withdrawal Charges        would pay the following fees,
  MAY BE MORE OR LESS THAN                 assessed:*                      (no Early Withdrawal Charge
  THOSE SHOWN IN THESE EXAMPLES.                                           is reflected):**
---------------------------------
                                             1      3       5         10      1      3       5      10
                                           Year   Years   Years     Years   Year   Years   Years   Years
                                           ----   -----   -----     -----   ----   -----   -----   -----
Aetna Ascent VP                            $73   $120    $171      $243     $21   $ 66    $113    $243
Aetna Balanced VP, Inc.                    $71   $116    $163      $226     $20   $ 61    $105    $226
Aetna Bond VP                              $70   $113    $158      $217     $19   $ 58    $100    $217
Aetna Crossroads VP                        $73   $120    $171      $243     $21   $ 66    $113    $243
Aetna Growth and Income VP                 $71   $115    $162      $225     $20   $ 61    $104    $225
Aetna Index Plus Bond VP                   $71   $115    $161      $223     $19   $ 60    $103    $223
Aetna Index Plus Large Cap VP              $70   $112    $156      $212     $18   $ 57    $ 97    $212
Aetna Index Plus Mid Cap VP                $74   $125    $178      $260     $23   $ 71    $121    $260
Aetna Index Plus Small Cap VP              $75   $128    $183      $270     $24   $ 74    $126    $270
Aetna Legacy VP                            $73   $121    $171      $244     $21   $ 66    $113    $244
Aetna Money Market VP                      $62   $ 86    $113      $115     $10   $ 30    $ 52    $115
Aetna Value Opportunity VP                 $73   $120    $170      $242     $21   $ 65    $112    $242
Calvert Social Balanced Portfolio          $74   $124    $177      $256     $23   $ 70    $119    $256
Fidelity VIP Equity-Income Portfolio       $71   $115    $162      $225     $20   $ 61    $104    $225
Fidelity VIP High Income Portfolio         $72   $119    $168      $238     $21   $ 64    $110    $238
Fidelity VIP II Asset Manager Portfolio    $72   $117    $165      $232     $20   $ 62    $107    $232
Fidelity VIP II Contrafund Portfolio       $72   $119    $168      $238     $21   $ 64    $110    $238
Fidelity VIP II Index 500 Portfolio        $69   $109    $151      $201     $17   $ 54    $ 92    $201
Janus Aspen Aggressive Growth Portfolio    $73   $120    $171      $243     $21   $ 66    $113    $243
Janus Aspen Growth Portfolio               $73   $120    $171      $243     $21   $ 66    $113    $243
Janus Aspen Worldwide Growth Portfolio     $73   $120    $170      $242     $21   $ 65    $112    $242
Lexington Emerging Markets Fund, Inc.      $85   $158    $232      $371     $35   $105    $178    $371
Lexington Natural Resources Trust          $78   $136    $196      $297     $27   $ 82    $140    $297
MFS Total Return Series                    $74   $125    $178      $260     $23   $ 71    $121    $260
Oppenheimer Global Securities Fund/VA      $73   $120    $170      $242     $21   $ 65    $112    $242
Oppenheimer Strategic Bond Fund/VA         $73   $122    $173      $248     $22   $ 67    $115    $248
Portfolio Partners MFS Emerging Equities
 Portfolio                                 $73   $122    $173      $249     $22   $ 68    $116    $249
Portfolio Partners MFS Research Growth
 Portfolio                                 $74   $123    $175      $253     $22   $ 69    $118    $253
Portfolio Partners MFS Value Equity
 Portfolio                                 $74   $125    $178      $258     $23   $ 70    $120    $258
Portfolio Partners Scudder International
 Growth Portfolio                          $75   $127    $183      $269     $24   $ 73    $126    $269
Portfolio Partners T. Rowe Price Growth
 Equity Portfolio                          $73   $120    $171      $243     $21   $ 66    $113    $243

-----------------------

 * This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

** This example does not apply if during the income phase, a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

B. FEES

The first paragraph of the section Fees Deducted from the Subaccounts--Mortality and Expense Risk Charge is amended to read as follows:

Amount. During the accumulation phase, for all subaccounts except the Aetna Money Market VP subaccount, 1.10% annually of your account value invested in the subaccounts, to be reduced to 1.05% annually effective February 15, 2001, and 1.00% annually effective February 15, 2002. For the Aetna Money Market VP subaccount, 0.35% annually of your account value invested in the subaccount. See "The Income Phase" for fees deducted during the income phase.

C. THE INCOME PHASE--"CHARGES DEDUCTED" is amended to read as follows:

Charges Deducted. During the income phase, we make a daily deduction of 1.25% annually for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable payments and a nonlifetime payment option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. We may also deduct a daily administrative charge from amounts held in the subaccounts. (See "Fees.")

II. DOLLAR COST AVERAGING PROGRAM

The section on Transfers is amended to add an additional paragraph at the end of that section as follows:

The Dollar Cost Averaging Program. The contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

III. Appendix IV--Condensed Financial Information, is amended to include financial data for the nine-month period ending September 30, 1999, as follows:

                        Condensed Financial Information
--------------------------------------------------------------------------------

   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for the nine-month period ended September 30, 1999 is derived from the unaudited interim financial statements of the separate account. The financial statements for the nine-month period ended September 30, 1999 are included in the February 15, 2000 Statement of Additional Information.

AETNA ASCENT VP
Value at beginning of period                                      $15.886
Value at end of period                                            $16.235
Number of accumulation units outstanding at end of period          33,122
AETNA BALANCED VP, INC.
Value at beginning of period                                      $28.524
Value at end of period                                            $29.186
Number of accumulation units outstanding at end of period       2,200,775
AETNA BOND VP
Value at beginning of period                                      $54.819
Value at end of period                                            $54.150
Number of accumulation units outstanding at end of period         893,397
AETNA CROSSROADS VP
Value at beginning of period                                      $15.120
Value at end of period                                            $15.280
Number of accumulation units outstanding at end of period          27,008
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $245.765
Value at end of period                                           $254.318
Number of accumulation units outstanding at end of period       1,595,356
AETNA INDEX PLUS BOND VP
Value at beginning of period                                      $10.578
Value at end of period                                            $10.386
Number of accumulation units outstanding at end of period         108,703
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $18.772
Value at end of period                                            $19.738
Number of accumulation units outstanding at end of period       2,670,023
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                      $11.338
Value at end of period                                            $10.889
Number of accumulation units outstanding at end of period          63,415
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                       $9.157
Value at end of period                                             $9.035
Number of accumulation units outstanding at end of period         108,263
AETNA LEGACY VP
Value at beginning of period                                      $14.248
Value at end of period                                            $14.392
Number of accumulation units outstanding at end of period          74,543
AETNA MONEY MARKET VP
Value at beginning of period                                      $42.883
Value at end of period                                            $44.020
Number of accumulation units outstanding at end of period         598,537
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $12.088
Value at end of period                                            $12.367
Number of accumulation units outstanding at end of period          55,898
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                      $27.186
Value at end of period                                            $27.513
Number of accumulation units outstanding at end of period         892,546
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $18.285
Value at end of period                                            $18.640
Number of accumulation units outstanding at end of period       2,378,682
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                      $16.719
Value at end of period                                            $16.913
Number of accumulation units outstanding at end of period       1,567,425
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                      $22.177
Value at end of period                                            $23.263
Number of accumulation units outstanding at end of period       3,795,379
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                      $23.650
Value at end of period                                            $24.598
Number of accumulation units outstanding at end of period       4,371,916

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $24.098
Value at end of period                                            $33.771
Number of accumulation units outstanding at end of period       2,864,289
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $22.529
Value at end of period                                            $26.011
Number of accumulation units outstanding at end of period       2,311,551
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $23.797
Value at end of period                                            $27.256
Number of accumulation units outstanding at end of period       5,210,296
LEXINGTON EMERGING MARKETS FUND, INC.
Value at beginning of period                                       $5.470
Value at end of period                                             $6.818
Number of accumulation units outstanding at end of period         908,360
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $11.433
Value at end of period                                            $12.417
Number of accumulation units outstanding at end of period         462,330
MFS TOTAL RETURN SERIES
Value at beginning of period                                      $10.531
Value at end of period                                            $10.457
Number of accumulation units outstanding at end of period          54,642
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                      $10.303
Value at end of period                                            $11.814
Number of accumulation units outstanding at end of period          43,225
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                       $9.935
Value at end of period                                             $9.876
Number of accumulation units outstanding at end of period         164,263
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                      $19.268
Value at end of period                                            $21.439
Number of accumulation units outstanding at end of period       3,045,739
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                      $14.528
Value at end of period                                            $14.639
Number of accumulation units outstanding at end of period       1,308,420
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                      $29.339
Value at end of period                                            $33.456
Number of accumulation units outstanding at end of period       2,367,869
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                      $20.829
Value at end of period                                            $24.968
Number of accumulation units outstanding at end of period       3,018,271
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                                      $20.929
Value at end of period                                            $21.251
Number of accumulation units outstanding at end of period       1,572,857


X.75962-99                                                  February 2000

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------



           Statement of Additional Information dated February 10, 2000 for
                                OPPORTUNITY PLUS
                Group Variable Multiple Option Annuity Contracts


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 3, 1999, and as amended by supplements dated June 1, 1999, September 1, 1999, December 1, 1999, and February 10, 2000.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                       Opportunity Plus Processing Office
                                 P. O. Box 12894
                           Albany, New York 12212-2894
                                 1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                                      Page

General Information and History.................................................        2
Variable Annuity Account C......................................................        3
Offering and Purchase of Contracts..............................................        3
Performance Data................................................................        4
    General.....................................................................        4
    Average Annual Total Return Quotations......................................        4
Income Phase Payments...........................................................        8
Sales Material and Advertising..................................................        9
Independent Auditors............................................................        9
Financial Statements of the Separate Account....................................      S-1
Financial Statements of Aetna Life Insurance and Annuity Company................      F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1998, the Company and its subsidiary life company had $43 billion invested through their products, including $29 billion in their separate accounts (of which the Company or an affiliate oversees the management of $21 billion). The Company is ranked based on assets among the top 2% of all life insurance companies rated by A.M. Best Company as of December 31, 1997. The Company is an indirect wholly-owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

The Company has established the Opportunity Plus Processing Office to provide administrative support to contract holders and participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus contract holders and participants. All forms and correspondence should be sent to:

                    Aetna Life Insurance and Annuity Company
                    Opportunity Plus Processing Office
                    P. O. Box 12894
                    Albany, New York 12212-2894
                    Telephone number: 1-800-677-4636

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans. The funds currently available under the contract are as follows:

o Aetna Ascent VP                                                      o Fidelity Variable Insurance Products Fund (VIP)
o Aetna Balanced VP, Inc.                                                High Income Portfolio
o Aetna Income Shares d/b/a Aetna Bond VP                              o Fidelity Variable Insurance Products Fund II (VIP II)
o Aetna Crossroads VP                                                    Asset Manager Portfolio
o Aetna Variable Fund d/b/a Aetna Growth and Income VP                 o Fidelity Variable Insurance Products Fund II (VIP II)
o Aetna Index Plus Bond VP                                               Contrafund Portfolio
o Aetna Index Plus Large Cap VP                                        o Fidelity Variable Insurance Products Fund II (VIP II)
o Aetna Index Plus Mid Cap VP                                            Index 500 Portfolio
o Aetna Index Plus Small Cap VP                                        o Janus Aspen Aggressive Growth Portfolio
o Aetna Legacy VP                                                      o Janus Aspen Growth Portfolio
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP               o Janus Aspen Worldwide Growth Portfolio
o Aetna Value Opportunity VP                                           o Lexington Emerging Markets Fund, Inc.
o Calvert Social Balanced Portfolio                                    o Lexington Natural Resources Trust*
o Fidelity Variable Insurance Products Fund                            o MFS Total Return Series
  (VIP) Equity-Income Portfolio                                        o Oppenheimer Global Securities Fund/VA
o Portfolio Partners MFS  Emerging Equities Portfolio                  o Oppenheimer Strategic Bond Fund/VA
o Portfolio Partners MFS Research Growth Portfolio
o Portfolio Partners MFS Value Equity Portfolio
o Portfolio Partners Scudder International Growth
  Portfolio
o Portfolio Partners T. Rowe Price Growth Equity
  Portfolio

* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract - Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

General

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all applicable recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, if any, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables shown below show the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1999 for the subaccounts under installment purchase payment contracts. Both sets of returns reflect the 1.25% annual mortality and expense risk charge which was in effect through September 30, 1999. The mortality and expense risk charge during the accumulation phase for all subaccounts except the Aetna Money Market VP subaccount is 1.10% on an annual basis effective February 15, 2000, 1.05% on an annual basis effective February 15, 2001, and 1.00% on an annual basis effective February 15, 2002. The mortality and expense risk charge during the accumulation phase for the Aetna Money Market VP subaccount is 0.35% on an annual basis effective February 15, 2000. The mortality and expense risk charge is 1.25% for all subaccounts during the income phase. The standardized returns reflect the deduction of the early withdrawal charge applicable to installment purchase payment contracts. If we advertise standardized returns for single purchase payment contracts they would not reflect the deduction of the early withdrawal charge since that charge is not applicable to those contracts. The non-standardized returns shown in the tables do not reflect the deduction of the early withdrawal charge. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Date
               Installment Purchase Payment Account                                                              Contributions
                        ($0 Maintenance Fee)                                                 STANDARDIZED       First Received
                                                                                                                   Under the
                                                                                                               Separate Account
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                             SUBACCOUNT                                 1 Year  5 Years  10 Years     Inception*
---------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                          6.53%                          11.51%       07/31/95
---------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                               9.55%  14.12%   11.05%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                        (5.30%)  5.03%    6.76%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                      3.28%                           9.80%       07/04/95
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                           17.67%  17.94%   13.14%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP                                                (6.24%)                         (1.92%)      10/31/96
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                           22.30%                          22.24%       10/31/96
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                             17.48%                          (1.20%)      10/31/96
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                            9.89%                         (12.65%)      10/31/96
---------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                          1.33%                           8.09%       07/31/95
---------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                             (1.52%)  3.08%    4.09%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                              26.70%                          16.16%       05/30/97
---------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                                     7.42%  13.07%    9.89%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    11.45%  14.96%                  15.17%       05/31/94
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       2.13%                          (8.51%)      05/31/94
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                  8.05%  10.43%                   9.67%       03/31/94
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                    22.74%                          20.20%       05/31/95
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                     19.54%                          21.31%       05/31/95
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                 78.71%  22.64%                  25.01%       06/30/94
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                            39.64%                          22.46%       06/30/95
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                  31.11%                          24.46%       05/31/95
---------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.                                   35.55%                          (8.18%)      10/31/94
---------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                        0.48%   3.03%                   3.70%       10/14/91
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                  1.55%                          (1.81%)      10/14/91
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                   30.89%                           5.81%       10/14/91
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                      (4.17%)                         (4.83%)      10/14/91
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                      35.77%                          17.11%       11/28/97
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    35.77%  17.06%                  12.83%       09/30/93
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                        17.10%                           7.41%       11/28/97
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                    17.10%   6.61%                   6.79%       08/31/92
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                           34.63%                          18.94%       11/28/97
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)    34.63%  18.43%   11.60%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio               30.77%                          18.02%       11/28/97
---------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               30.77%  11.44%    9.89%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                18.35%                          12.43%       11/28/97
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth           18.35%                          18.28%       10/31/94
  Equity(3)
---------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the 7-day period ended September 30, 1999 (on an annualized basis) was 3.78%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Fund
             Installment Purchase Payment Account                                   NON-STANDARDIZED                    Inception
                       ($0 Maintenance Fee)                                                                                Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Since
                            SUBACCOUNT                               1 Year   3 Years  5 Years 10 Years   Inception**
------------------------------------------------------------------------------------------------------------------------------------

Aetna Ascent VP                                                       12.13%  10.26%                         12.86%     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                            15.31%  14.15%    15.30%  11.05%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                      (0.31%)  4.91%     6.11%   6.76%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                    8.71%   9.18%                         11.14%     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                         23.86%  17.62%    19.16%  13.14%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP                                              (1.30%)                                 2.87%     09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                         28.74%  25.18%                         25.09%     09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                           23.67%                                 11.72%     09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                         15.68%                                  0.12%     09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                        6.66%   8.09%                          9.41%     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                            3.67%   4.01%     4.15%   4.09%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                            33.36%                                 21.84%     12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                                  13.08%  12.49%    14.24%   9.89%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                               17.31%  14.76%    16.15%  12.19%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                                  7.51%   4.83%     8.38%  10.10%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio(1)                            13.74%  13.14%    11.56%  10.90%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                  29.20%  21.35%                         23.58%     01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                   25.84%  23.08%    23.12%               18.08%     08/27/92
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                               88.11%  26.07%    23.90%               24.43%     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                          46.99%  24.20%    23.01%               19.60%     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                38.01%  22.66%    22.72%               22.17%     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.                                 42.68%  (9.02%)   (7.05%)              (4.51%)    03/30/94
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                      5.77%   0.61%     4.09%                4.37%     10/14/91
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                6.90%  11.66%                         14.18%     01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                 37.78%  17.97%    11.02%               11.82%     11/12/90
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                     0.87%   3.85%     6.00%                4.71%     05/03/93
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                    42.91%                                 20.42%     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)  42.91%  13.87%    18.27%  14.70%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                      23.27%                                 10.45%     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                  23.27%   2.13%     7.71%   7.17%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                         41.72%                                 22.30%     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)  41.72%  22.89%    19.65%  11.60%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio             37.65%                                 21.36%     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                             37.65%  16.71%    12.59%   9.89%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio              24.58%                                 15.61%     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth         24.58%  18.71%    20.22%  16.50%
  Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the 7-day period ended September 30, 1999 (on an annualized basis) was 3.78%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment options and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Also assume that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index

Statement of Assets and Liabilities........................................ S-2
Statements of Operations and Changes in Net Assets......................... S-6
Condensed Financial Information............................................ S-7
Notes to Financial Statements ............................................. S-27
Independent Auditors' Report............................................... S-41

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998

ASSETS:
Investments, at net asset value: (Note 1)
                                                                                                      Net
                                                                Shares            Cost               Assets
                                                                ------            ----               ------
 Aetna Ascent VP:                                              6,134,112    $    84,102,680    $    86,000,256
 Aetna Balanced VP:                                           64,322,517        924,156,866      1,011,793,195
 Aetna Bond VP:                                               29,408,694        379,592,879        384,077,541
 Aetna Crossroads VP:                                          5,563,073         73,501,226         74,100,133
 Aetna Get Fund, Series B:                                     4,080,903         52,990,050         59,581,177
 Aetna Get Fund, Series C:                                    13,705,460        145,612,096        198,180,953
 Aetna Get Fund, Series D:                                    26,960,783        270,904,139        270,980,130
 Aetna Growth and Income VP:                                 193,821,381      6,185,564,837      6,175,149,210
 Aetna Growth VP:                                              4,793,106         57,756,294         64,850,726
 Aetna High Yield VP:                                            137,652          1,348,506          1,244,378
 Aetna Index Plus Bond VP:                                       139,903          1,485,972          1,425,611
 Aetna Index Plus Large Cap VP:                               13,588,180        200,817,845        239,016,092
 Aetna Index Plus Mid Cap VP:                                    337,416          3,695,668          4,116,477
 Aetna Index Plus Small Cap VP:                                  502,348          4,557,249          4,953,155
 Aetna International VP:                                         173,945          1,962,427          2,016,027
 Aetna Legacy VP:                                              4,311,341         53,451,493         53,331,289
 Aetna Money Market VP:                                       19,342,066        253,530,714        258,939,971
 Aetna Real Estate Securities VP:                                183,009          1,671,798          1,561,066
 Aetna Small Company VP:                                       3,751,125         48,380,625         47,976,886
 Aetna Value Opportunity VP:                                   1,997,581         25,293,161         28,785,139
 Calvert Social Balanced Portfolio:                           29,902,390         54,315,545         63,901,407
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                     8,898,556        188,619,345        226,201,287
  Growth Portfolio:                                            5,135,023        170,211,305        230,408,503
  High Income Portfolio:                                         139,771          1,602,694          1,611,556
  Overseas Portfolio:                                            738,883         14,561,214         14,814,602
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                     1,470,246         22,725,399         26,699,659
  Contrafund Portfolio:                                       14,733,278        253,946,769        360,081,326
  Index 500 Portfolio:                                           660,901         66,696,529         93,352,318
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                10,591,848        192,335,439        292,229,082
  Balanced Portfolio:                                          4,216,755         74,736,185         94,876,992
  Flexible Income Portfolio:                                   2,694,962         32,325,750         32,501,248
  Growth Portfolio:                                            5,647,105         98,534,718        132,932,852
  Worldwide Growth Portfolio:                                 21,182,596        478,559,912        616,201,712
 Lexington Emerging Markets Fund:                                722,126          5,748,692          4,094,455
 Lexington Natural Resources Trust Fund:                       1,789,785         25,967,652         19,741,327
 MFS Funds:
  Total Return Series:                                            21,290            364,758            385,767
 Oppenheimer Funds:
  Global Securities Fund:                                         44,228            885,530            976,121
  Strategic Bond Fund:                                           440,840          2,233,363          2,257,099
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:                         7,831,597        346,198,947        434,183,761
  PPI MFS Research Growth Portfolio:                          20,275,336        201,414,681        242,087,516
  PPI MFS Value Equity Portfolio:                              3,985,534        120,187,249        150,852,476
  PPI Scudder International Growth Portfolio:                 12,050,466        183,514,369        201,965,809
  PPI T. Rowe Price Growth Equity Portfolio:                   3,903,977        170,360,011        215,928,990
                                                                            ---------------    ---------------
NET ASSETS                                                                  $11,476,422,581    $12,426,365,277
                                                                            ===============    ===============

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998 (continued):

Net Assets represented by:
Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Ascent VP:
  Annuity contracts in accumulation ............................................    $   86,000,256
Aetna Balanced VP:
  Annuity contracts in accumulation ............................................       982,574,403
  Annuity contracts in payment period ..........................................        29,218,792
Aetna Bond VP:
  Annuity contracts in accumulation ............................................       377,693,504
  Annuity contracts in payment period ..........................................         6,384,037
Aetna Crossroads VP:
  Annuity contracts in accumulation ............................................        74,028,644
  Annuity contracts in payment period ..........................................            71,489
Aetna Get Fund, Series B:
  Annuity contracts in accumulation ............................................        59,581,177
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ............................................       198,180,953
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ............................................       270,980,130
Aetna Growth and Income VP:
  Annuity contracts in accumulation ............................................     5,846,282,205
  Annuity contracts in payment period ..........................................       328,867,005
Aetna Growth VP:
  Annuity contracts in accumulation ............................................        64,734,239
  Annuity contracts in payment period ..........................................           116,487
Aetna High Yield VP:
  Annuity contracts in accumulation ............................................         1,244,378
Aetna Index Plus Bond VP:
  Annuity contracts in accumulation ............................................         1,425,611
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ............................................       238,578,749
  Annuity contracts in payment period ..........................................           437,343
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ............................................         4,116,477
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ............................................         4,953,155
Aetna International VP:
  Annuity contracts in accumulation ............................................         2,016,027
Aetna Legacy VP:
  Annuity contracts in accumulation ............................................        53,070,226
  Annuity contracts in payment period ..........................................           261,063
Aetna Money Market VP:
  Annuity contracts in accumulation ............................................       258,856,854
  Annuity contracts in payment period ..........................................            83,117
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ............................................         1,561,066
Aetna Small Company VP:
  Annuity contracts in accumulation ............................................        47,966,985
  Annuity contracts in payment period ..........................................             9,901

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998 (continued):

Aetna Value Opportunity VP:
  Annuity contracts in accumulation ...................    $ 28,785,139
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ...................      63,901,407
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ...................     226,201,287
 Growth Portfolio:
  Annuity contracts in accumulation ...................     230,408,503
 High Income Portfolio:
  Annuity contracts in accumulation ...................       1,611,556
 Overseas Portfolio:
  Annuity contracts in accumulation ...................      14,814,602
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ...................      26,699,659
 Contrafund Portfolio:
  Annuity contracts in accumulation ...................     360,081,326
 Index 500 Portfolio:
  Annuity contracts in accumulation ...................      93,352,318
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ...................     292,229,082
 Balanced Portfolio:
  Annuity contracts in accumulation ...................      94,876,992
 Flexible Income Portfolio:
  Annuity contracts in accumulation ...................      32,501,248
 Growth Portfolio:
  Annuity contracts in accumulation ...................     132,697,360
  Annuity contracts in payment period .................         235,492
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ...................     615,835,740
  Annuity contracts in payment period .................         365,972
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ...................       4,094,455
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ...................      19,741,327
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation ...................         385,767
Oppenheimer Funds:
 Global Securities Fund:
  Annuity contracts in accumulation ...................         976,121
 Strategic Bond Fund:
  Annuity contracts in accumulation ...................       2,253,578
  Annuity contracts in payment period .................           3,521

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998 (continued):

Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ......    $   434,156,330
  Annuity contracts in payment period ....             27,431
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ......        242,087,516
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ......        150,852,476
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ......        201,965,809
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ......        215,872,943
  Annuity contracts in payment period ....             56,047
                                              ---------------
                                              $12,426,365,277
                                              ===============


See Notes to Financial Statements

Variable Annuity Account C
Statements of Operations and Changes in Net Assets

                                                                                     Year ended December 31,
                                                                                    1998                  1997
                                                                            -------------------   -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..............................................................    $  1,447,620,640       $ 1,552,106,208
Expenses: (Notes 2 and 5)
 Valuation period deductions ............................................        (138,558,611)         (120,867,375)
                                                                             ----------------       ---------------
Net investment income ...................................................       1,309,062,029         1,431,238,833
                                                                             ----------------       ---------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ....................................................       2,443,668,181         2,013,561,413
 Cost of investments sold ...............................................       2,067,610,422         1,773,010,971
                                                                             ----------------       ---------------
  Net realized gain .....................................................         376,057,759           240,550,442
Net unrealized gain on investments: (Note 5)
 Beginning of year ......................................................         915,465,761           612,391,085
 End of year ............................................................         949,942,696           915,465,761
                                                                             ----------------       ---------------
  Net change in unrealized gain .........................................          34,476,935           303,074,676
                                                                             ----------------       ---------------
Net realized and unrealized gain on investments .........................         410,534,694           543,625,118
                                                                             ----------------       ---------------
Net increase in net assets resulting from operations ....................       1,719,596,723         1,974,863,951
                                                                             ----------------       ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................       1,136,921,898         1,039,113,157
Transfer from the Company for mortality guarantee adjustments ...........             849,771             2,085,609
Transfers from the Company's fixed account options ......................         112,197,035           166,510,610
Transfer to the Company's other variable annuity accounts ...............         (66,773,776)          (88,238,000)
Redemptions by contract holders .........................................      (1,591,935,338)         (474,257,152)
Annuity payments ........................................................         (41,589,989)          (31,253,253)
Other ...................................................................           1,844,602             1,227,066
                                                                             ----------------       ---------------
 Net increase (decrease) in net assets from unit transactions (Note 5) ..        (448,485,797)          615,188,037
                                                                             ----------------       ---------------
Change in net assets ....................................................       1,271,110,926         2,590,051,988
NET ASSETS:
Beginning of year .......................................................      11,155,254,351         8,565,202,363
                                                                             ----------------       ---------------
End of year .............................................................    $ 12,426,365,277       $11,155,254,351
                                                                             ================       ===============

See Notes to Financial Statements

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998

------------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)              Units
                         --------------------------        in Value of               Outstanding        Reserves
                          Beginning       End of           Accumulation                 at End           at End
                           of Year         Year                Unit                    of Year           of Year
------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Qualified I               $  13.836     $  14.260              3.06%                        347.4     $      4,953
Qualified III                15.422        15.886              3.01%                     21,430.4          340,447
Qualified V                  15.363        15.800              2.84%                      1,408.7           22,258
Qualified VI                 15.422        15.886              3.01%                  3,508,677.1       55,739,609
Qualified VIII               15.419        15.882              3.00%                        803.0           12,754
Qualified X (1.15)           15.900        16.395              3.11%                     21,004.4          344,364
Qualified X (1.25)           15.860        16.337              3.01%                    592,246.9        9,675,801
Qualified XI                 15.514        16.028              3.31%                     80,753.8        1,294,336
Qualified XII (0.40)         13.239        14.086              6.40%    (11)             86,320.6        1,215,931
Qualified XII (0.45)          9.146         9.519              4.08%    (12)                778.8            7,414
Qualified XII (0.50)         10.475         9.848             (5.99%)    (5)              2,670.4           26,297
Qualified XII (0.75)          9.913         9.502             (4.15%)    (6)             43,141.8          409,924
Qualified XII (0.80)         10.604        10.101             (4.74%)    (5)            255,775.2        2,583,503
Qualified XII (0.85)         13.699        14.113              3.02%     (1)             70,990.9        1,001,901
Qualified XII (0.90)          9.227         9.953              7.87%    (10)                211.7            2,107
Qualified XII (0.95)         13.624        14.076              3.32%                     75,369.1        1,060,884
Qualified XII (1.00)         13.613        14.057              3.26%                    520,438.2        7,315,952
Qualified XII (1.05)         13.602        14.039              3.21%                     55,886.3          784,572
Qualified XII (1.10)         13.590        14.020              3.16%                      9,573.2          134,219
Qualified XII (1.15)         13.579        14.002              3.12%                     26,910.5          376,793
Qualified XII (1.20)         13.587        13.983              2.91%     (1)             90,247.0        1,261,945
Qualified XII (1.25)         13.557        13.965              3.01%                      1,249.2           17,444
Qualified XII (1.30)         13.546        13.946              2.95%                      1,424.3           19,864
Qualified XII (1.40)         14.731        13.910             (5.57%)    (5)                136.0            1,891
Qualified XII (1.50)         13.502        13.873              2.75%                     14,280.4          198,111
Qualified XIII               15.497        16.011              3.32%                     29,149.3          466,701
Qualified XV                 15.471        15.984              3.32%                     38,675.0          618,187
Qualified XVI                15.394        15.818              2.75%                     38,619.9          610,875
Qualified XVII               15.453        15.974              3.37%                      9,887.5          157,940
Qualified XVIII              15.892        16.427              3.37%                     17,853.0          293,279
------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Qualified I                  24.826        28.687             15.55%                     73,629.4        2,112,224
Qualified III                24.700        28.524             15.48%                  2,294,876.9       65,458,720
Qualified V                  18.777        21.650             15.30%                      2,680.4           58,031
Qualified VI                 18.811        21.723             15.48%                 25,990,902.2      564,602,474
Qualified VII                18.092        20.906             15.55%                    266,036.8        5,561,697
Qualified VIII               17.463        20.165             15.47%                      3,910.4           78,852
Qualified IX                 17.464        20.269             16.06%                      3,983.4           80,739
Qualified X (1.15)           18.889        21.836             15.60%                    167,719.9        3,662,292
Qualified X (1.25)           18.811        21.723             15.48%                  6,268,762.3      136,176,831
Qualified XI                 18.922        21.917             15.83%                    768,509.7       16,843,580
Qualified XII (0.40)         14.244        15.331              7.63%    (11)            653,272.0       10,015,389
Qualified XII (0.50)         10.369        11.077              6.83%     (4)            310,845.7        3,443,125
Qualified XII (0.75)         10.002        10.648              6.46%     (6)            183,346.5        1,952,257
Qualified XII (0.80)         10.646        11.358              6.69%     (5)          3,962,527.0       45,007,206
Qualified XII (0.85)         13.327        15.360             15.25%     (1)          1,379,122.4       21,183,810
Qualified XII (0.90)         10.451        11.157              6.76%     (4)              1,648.2           18,389
Qualified XII (0.95)         13.226        15.320             15.83%                    468,467.7        7,176,841
Qualified XII (1.00)         13.215        15.300             15.78%                  2,019,116.4       30,891,695
Qualified XII (1.05)         13.204        15.279             15.71%                     61,615.2          941,444
Qualified XII (1.10)         13.194        15.259             15.65%                     10,484.1          159,980
Qualified XII (1.15)         13.183        15.239             15.60%                    275,680.7        4,201,140
Qualified XII (1.20)         13.676        15.219             11.28%     (2)             33,673.0          512,471
Qualified XII (1.25)         13.161        15.199             15.49%                      1,535.4           23,337
Qualified XII (1.30)         13.150        15.179             15.43%                          7.8              118
Qualified XII (1.40)         14.278        15.139              6.03%     (5)                532.9            8,068

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                      ------------------------      in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP (continued):
Qualified XII (1.50)                   $  13.107   $  15.099           15.20%                            9,090.9   $    137,262
Qualified XIII                            18.901      21.893           15.83%                          266,635.9      5,837,554
Qualified XV                              18.870      21.857           15.83%                          771,905.7     16,871,521
Qualified XVI                             18.776      21.629           15.19%                          385,861.9      8,345,934
Qualified XVII                            18.837      21.808           15.77%                          429,954.4      9,376,647
Qualified XVIII                           18.837      21.808           15.77%                          643,218.8     14,027,618
Qualified XIX                             24.861      28.800           15.84%                          122,357.8      3,523,901
Qualified XX                              24.735      28.636           15.77%                          149,576.3      4,283,256
Annuity contracts in payment period                                                                                  29,218,792
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Qualified I                               51.930      55.494            6.86%                           26,694.1      1,481,367
Qualified III                             51.330      54.819            6.80%                          994,987.1     54,544,521
Qualified V                               13.397      14.285            6.63%                            8,614.2        123,053
Qualified VI                              13.238      14.137            6.79%                       15,101,998.1    213,504,437
Qualified VII                             12.243      13.083            6.86%                          189,500.4      2,479,295
Qualified VIII                            12.190      13.018            6.79%                            5,300.1         68,997
Qualified IX                              12.330      13.221            7.23%                            4,239.4         56,049
Qualified X (1.15)                        13.293      14.211            6.91%                          102,449.7      1,455,907
Qualified X (1.25)                        13.238      14.137            6.79%                        2,490,831.9     35,214,126
Qualified XI                              13.316      14.264            7.12%                          389,465.9      5,555,291
Qualified XII (0.40)                      11.893      12.079            1.56%    (11)                  190,084.0      2,295,979
Qualified XII (0.50)                      10.118      10.662            5.38%     (4)                   88,895.1        947,790
Qualified XII (0.75)                      10.058      10.502            4.41%     (6)                   51,915.9        545,210
Qualified XII (0.80)                      10.157      10.650            4.85%     (5)                  771,660.4      8,217,815
Qualified XII (0.85)                      11.381      12.102            6.34%     (1)                  654,764.8      7,923,819
Qualified XII (0.90)                      10.070      10.654            5.80%     (3)                      383.2          4,082
Qualified XII (0.95)                      11.268      12.070            7.12%                          187,652.9      2,264,942
Qualified XII (1.00)                      11.258      12.054            7.07%                          802,875.7      9,677,807
Qualified XII (1.05)                      11.249      12.038            7.01%                           50,220.3        604,552
Qualified XII (1.10)                      11.240      12.022            6.96%                            2,532.3         30,443
Qualified XII (1.15)                      11.231      12.006            6.90%                          106,178.7      1,274,807
Qualified XII (1.20)                      11.283      11.990            6.27%     (2)                   23,608.3        283,072
Qualified XII (1.25)                      11.217      11.975            6.76%     (1)                    1,197.4         14,338
Qualified XII (1.30)                      11.203      11.959            6.75%                           59,442.7        710,861
Qualified XII (1.40)                      11.423      11.927            4.41%     (5)                      189.1          2,255
Qualified XII (1.50)                      11.166      11.896            6.54%                           27,679.9        329,273
Qualified XIII                            13.301      14.248            7.12%                          200,649.9      2,858,924
Qualified XV                              13.279      14.225            7.12%                          289,650.5      4,120,181
Qualified XVI                             13.213      14.076            6.53%                          199,388.3      2,806,677
Qualified XVII                            13.249      14.171            6.96%                          421,225.2      5,969,111
Qualified XVIII                           13.249      14.171            6.96%                          703,076.6      9,963,181
Qualified XIX                             51.975      55.625            7.02%                           18,270.8      1,016,314
Qualified XX                              51.374      54.949            6.96%                           24,550.7      1,349,028
Annuity contracts in payment period                                                                                   6,384,037
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Qualified III                             14.456      15.120            4.59%                           31,468.2        475,808
Qualified V                               14.400      15.038            4.43%                              266.3          4,005
Qualified VI                              14.456      15.120            4.59%                        2,863,811.8     43,301,656
Qualified VIII                            14.453      15.116            4.59%                            1,655.9         25,031
Qualified X (1.15)                        14.835      15.532            4.70%                           35,562.4        552,349
Qualified X (1.25)                        14.797      15.478            4.60%                          514,093.4      7,956,893
Qualified XI                              14.541      15.255            4.91%                           78,787.6      1,201,936
Qualified XII (0.40)                      12.991      13.628            4.90%    (11)                   51,877.8        706,979
Qualified XII (0.45)                       9.531       9.800            2.82%    (12)                      731.1          7,165
Qualified XII (0.50)                      10.298      10.086           (2.06%)    (4)                    1,126.5         11,362
Qualified XII (0.75)                       9.936       9.782           (1.55%)    (6)                   62,143.7        607,879

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                      ------------------------      in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP (continued):
Qualified XII (0.80)                   $  10.524   $  10.312           (2.01%)     (5)                213,969.6   $  2,206,459
Qualified XII (0.85)                      13.063      13.654            4.52%      (1)                102,916.2      1,405,196
Qualified XII (0.95)                      12.980      13.618            4.92%                         105,585.7      1,437,839
Qualified XII (1.00)                      12.970      13.600            4.86%                         168,963.5      2,297,868
Qualified XII (1.05)                      12.959      13.582            4.81%                          38,256.6        519,594
Qualified XII (1.10)                      12.949      13.564            4.75%                          14,611.0        198,182
Qualified XII (1.15)                      12.938      13.546            4.70%                          24,882.2        337,055
Qualified XII (1.20)                      12.915      13.528            4.75%      (1)                499,874.0      6,762,356
Qualified XII (1.25)                      12.917      13.510            4.59%                           8,074.9        109,094
Qualified XII (1.30)                      12.906      13.492            4.54%                             520.6          7,025
Qualified XII (1.40)                      13.846      13.457           (2.81%)     (5)                    500.9          6,741
Qualified XII (1.50)                      12.864      13.421            4.33%                          22,767.6        305,573
Qualified XIII                            14.526      15.239            4.91%                          30,057.3        458,037
Qualified XV                              14.501      15.214            4.92%                         100,733.6      1,532,512
Qualified XVI                             14.430      15.055            4.33%                          32,996.7        496,765
Qualified XVII                            14.485      15.204            4.96%                          50,296.8        764,691
Qualified XVIII                           14.827      15.563            4.96%                          21,371.1        332,594
Annuity contracts in payment period                                                                                     71,489
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Qualified III                             20.718      24.374           17.65%                           2,484.4         60,555
Qualified VI                              20.718      24.374           17.65%                         985,962.2     24,031,914
Qualified X (1.25)                        20.718      24.374           17.65%                         256,573.6      6,253,743
Qualified XI                              20.840      24.592           18.00%                         239,997.9      5,901,967
Qualified XII (0.75)                      10.505      10.948            4.22%      (4)                  5,251.3         57,493
Qualified XII (1.00)                       9.974      10.323            3.50%      (6)                  2,321.4         23,963
Qualified XII (1.05)                      11.069      11.514            4.02%      (6)                277,120.5      3,190,757
Qualified XII (1.15)                      12.852      15.216           18.39%      (1)                 35,803.1        544,787
Qualified XII (1.20)                      12.870      15.186           18.00%                          13,718.5        208,336
Qualified XII (1.25)                      13.203      15.172           14.91%     (10)                865,901.2     13,137,159
Qualified XII (1.30)                      12.825      15.157           18.18%      (1)                 68,080.8      1,031,891
Qualified XII (1.40)                      12.845      15.127           17.77%                           1,060.3         16,040
Qualified XII (1.45)                      14.415      15.112            4.84%      (6)                  1,372.5         20,741
Qualified XIII                            20.818      24.565           18.00%                          93,996.0      2,309,015
Qualified XV                              20.783      24.524           18.00%                          86,349.0      2,117,644
Qualified XVI                             20.680      24.269           17.35%                           1,049.7         25,475
Qualified XVII                            20.718      24.374           17.65%                          26,655.2        649,697
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Qualified III                             12.636      15.904           25.86%                         737,715.1     11,732,640
Qualified VI                              12.636      15.904           25.86%                       7,446,679.1    118,432,185
Qualified XI                              12.685      16.014           26.24%                         761,714.6     12,197,745
Qualified XII (0.65)                      14.392      16.025           11.35%     (11)                 42,433.1        680,005
Qualified XII (0.75)                      10.520      11.696           11.18%      (4)                 14,905.0        174,326
Qualified XII (1.00)                      10.012      10.999            9.86%      (6)                 10,347.4        113,809
Qualified XII (1.05)                      11.056      12.202           10.37%      (5)              1,503,095.6     18,340,765
Qualified XII (1.15)                      12.877      16.050           24.64%      (1)                118,746.7      1,905,910
Qualified XII (1.20)                      12.685      16.014           26.24%                          75,185.0      1,203,977
Qualified XII (1.25)                      12.677      15.995           26.17%                       1,498,695.3     23,971,956
Qualified XII (1.30)                      12.841      15.977           24.42%      (1)                 20,116.4        321,400
Qualified XII (1.35)                      14.400      15.959           10.83%      (5)                  2,128.7         33,971
Qualified XII (1.40)                      12.653      15.940           25.98%                           4,413.8         70,358
Qualified XII (1.45)                      14.270      15.922           11.58%      (6)                  3,012.0         47,957
Qualified XII (1.75)                      12.596      15.813           25.54%                             495.7          7,839
Qualified XIII                            12.685      16.014           26.24%                         240,222.9      3,846,819
Qualified XV                              12.676      16.002           26.24%                         149,252.7      2,388,342
Qualified XVI                             12.613      15.835           25.55%                          38,452.8        608,917
Qualified XVII                            12.636      15.904           25.86%                         132,169.9      2,102,032
------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-----------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit          Increase (Decrease)             Units
                             ------------------------      in Value of              Outstanding       Reserves
                              Beginning     End of         Accumulation               at End           at End
                               of Year       Year              Unit                   of Year          of Year
-----------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Qualified III                 $  9.997    $  10.062            0.65%   (10)          1,665,880.7   $   16,761,305
Qualified V                     10.020       10.058            0.38%   (11)              7,666.4           77,106
Qualified VI                     9.997       10.062            0.65%   (10)         11,162,070.9      112,307,489
Qualified IX                    10.039       10.065            0.26%   (12)              2,996.2           30,157
Qualified X (1.15)              10.009       10.062            0.53%   (11)            107,240.1        1,078,999
Qualified X (1.25)               9.997       10.062            0.65%   (10)          1,726,930.2       17,375,556
Qualified XI                     9.998       10.068            0.70%   (10)          1,733,084.5       17,449,528
Qualified XII (0.65)            10.020       10.076            0.56%   (11)             37,674.2          379,602
Qualified XII (0.75)            10.065       10.079            0.14%   (12)              5,093.2           51,334
Qualified XII (0.85)             9.998       10.071            0.73%   (10)            143,089.7        1,441,027
Qualified XII (1.00)             9.998       10.073            0.75%   (10)             17,547.2          176,755
Qualified XII (1.05)             9.998       10.072            0.74%   (10)          3,535,548.4       35,609,867
Qualified XII (1.20)             9.996       10.068            0.72%   (10)             94,345.5          949,916
Qualified XII (1.25)            10.000       10.067            0.67%   (10)          5,027,992.4       50,618,444
Qualified XII (1.30)             9.998       10.066            0.68%   (10)            217,493.5        2,189,324
Qualified XII (1.40)             9.997       10.064            0.67%   (10)             18,631.2          187,501
Qualified XII (1.55)            10.002       10.060            0.58%   (10)             32,997.9          331,971
Qualified XII (1.75)            10.019       10.056            0.37%   (11)              7,346.0           73,870
Qualified XIII                   9.998       10.068            0.70%   (10)            423,655.2        4,265,565
Qualified XV                     9.997       10.068            0.71%   (10)            433,459.3        4,364,276
Qualified XVI                    9.995       10.056            0.61%   (10)             91,815.2          923,270
Qualified XVII                   9.995       10.062            0.67%   (10)            113,411.8        1,141,096
Qualified XVIII                  9.997       10.062            0.65%   (10)            317,662.6        3,196,172
-----------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Qualified I                    285.511      323.019           13.14%                   140,708.4       45,451,460
Qualified III                  217.359      245.765           13.07%                 1,747,097.1      429,375,391
Qualified V                     22.179       25.037           12.89%                    13,723.7          343,603
Qualified VI                    22.194       25.094           13.07%               134,233,827.6    3,368,523,807
Qualified VII                   20.910       23.657           13.14%                 8,868,088.4      209,791,507
Qualified VIII                  20.609       23.301           13.06%                    46,913.0        1,093,115
Qualified IX                    20.525       23.323           13.63%                    18,215.5          424,846
Qualified X (1.15)              22.287       25.225           13.18%                   548,039.2       13,824,162
Qualified X (1.25)              22.194       25.094           13.07%                19,989,922.4      501,636,068
Qualified XI                    22.325       25.319           13.41%                 5,019,610.7      127,089,481
Qualified XII (0.40)            15.108       16.747           10.85%   (11)          2,888,621.7       48,375,779
Qualified XII (0.45)             9.561       10.152            6.18%   (12)              1,118.7           11,357
Qualified XII (0.50)            10.580       10.665            0.80%    (4)            719,561.3        7,673,863
Qualified XII (0.75)             9.935       10.133            1.99%    (6)            773,713.1        7,840,042
Qualified XII (0.80)            10.925       11.108            1.68%    (5)         15,809,881.3      175,619,924
Qualified XII (0.85)            14.694       16.779           14.19%    (1)          5,795,666.6       97,245,182
Qualified XII (0.90)            10.562       10.804            2.29%    (3)              8,242.8           89,055
Qualified XII (0.95)            14.756       16.735           13.41%                 2,224,466.5       37,225,732
Qualified XII (1.00)            14.744       16.713           13.35%                 9,871,040.8      164,971,221
Qualified XII (1.05)            14.732       16.691           13.30%                   326,490.2        5,449,309
Qualified XII (1.10)            14.720       16.669           13.24%                    33,835.9          563,996
Qualified XII (1.15)            14.708       16.647           13.18%                   581,225.8        9,675,416
Qualified XII (1.20)            14.696       16.625           13.13%                   224,760.7        3,736,553
Qualified XII (1.25)            14.684       16.603           13.07%                    35,132.5          583,294
Qualified XII (1.30)            14.672       16.581           13.01%                     2,879.7           47,748
Qualified XII (1.40)            16.562       16.537           (0.15%)   (4)                934.1           15,447
Qualified XII (1.50)            14.624       16.493           12.78%                    47,949.7          790,856
Qualified XIII                  22.301       25.291           13.41%                 2,491,029.4       63,000,811
Qualified XV                    22.264       25.249           13.41%                 4,070,904.3      102,786,499
Qualified XVI                   22.153       24.986           12.79%                 1,587,350.5       39,661,776
Qualified XVII                  22.226       25.193           13.35%                 5,670,690.8      142,862,116
Qualified XVIII                 22.226       25.193           13.35%                 6,366,412.9      160,389,491

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------------
                                                  Value               Increase
                                                Per Unit             (Decrease)               Units
                                        -------------------------    in Value of           Outstanding      Reserves
                                         Beginning       End of      Accumulation             at End         at End
                                          of Year         Year           Unit                of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XIX                           $  285.918    $  324.288        13.42%                 98,421.8   $ 31,917,036
Qualified XX                               217.668       246.731        13.35%                195,339.4     48,196,262
Annuity contracts in payment period                                                                        328,867,005
----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Qualified III                               11.392        13.597        19.36%     (9)             17.1            232
Qualified V                                 15.281        17.862        16.89%     (4)            196.7          3,513
Qualified VI                                13.173        17.912        35.98%              2,395,679.9     42,910,679
Qualified VIII                              14.183        17.909        26.27%     (2)            933.5         16,717
Qualified X (1.15)                          13.183        17.943        36.11%                 26,152.5        469,247
Qualified X (1.25)                          13.173        17.912        35.98%                289,055.2      5,177,468
Qualified XI                                13.202        18.005        36.38%                115,676.6      2,082,742
Qualified XII (0.40)                        15.200        18.018        18.54%    (11)         21,805.3        392,890
Qualified XII (0.45)                        10.444        11.470         9.82%    (12)            291.1          3,339
Qualified XII (0.50)                        10.479        12.397        18.30%     (4)         19,997.4        247,910
Qualified XII (0.75)                         9.925        11.449        15.36%     (6)         18,200.0        208,378
Qualified XII (0.80)                        11.326        13.030        15.05%     (5)        303,987.0      3,961,021
Qualified XII (0.85)                        13.357        18.036        35.03%     (1)         24,239.7        437,189
Qualified XII (0.90)                        10.958        12.681        15.72%     (4)            628.2          7,966
Qualified XII (0.95)                        13.202        18.005        36.38%                 25,777.5        464,120
Qualified XII (1.00)                        12.674        17.989        41.94%     (1)        194,080.7      3,491,376
Qualified XII (1.05)                        13.192        17.974        36.25%                 23,218.5        417,323
Qualified XII (1.10)                        13.188        17.958        36.17%                  1,760.5         31,615
Qualified XII (1.15)                        13.183        17.943        36.11%                 14,989.3        268,948
Qualified XII (1.20)                        14.173        17.927        26.49%     (2)          7,333.1        131,461
Qualified XII (1.25)                        12.876        17.912        39.11%     (1)          5,418.5         97,054
Qualified XII (1.40)                        15.724        17.865        13.62%     (5)            210.5          3,760
Qualified XII (1.50)                        13.027        17.834        36.90%     (1)          3,470.4         61,893
Qualified XIII                              13.202        18.005        36.38%                 81,692.7      1,470,865
Qualified XV                                13.202        18.005        36.38%                 59,373.8      1,069,017
Qualified XVI                               13.149        17.834        35.63%                 36,839.4        657,009
Qualified XVII                              13.173        17.912        35.98%                 25,257.0        452,395
Qualified XVIII                             15.603        18.010        15.43%     (5)         11,000.2        198,112
Annuity contracts in payment period                                                                            116,487
----------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Qualified VI                                 9.969         9.212        (7.59%)    (5)         91,056.3        838,818
Qualified X (1.25)                           9.968         9.212        (7.58%)    (6)          7,393.7         68,111
Qualified XI                                 9.216         9.231         0.16%    (11)          1,841.9         17,003
Qualified XII (0.40)                         9.125         9.238         1.24%    (11)          1,146.3         10,589
Qualified XII (0.50)                         9.961         9.260        (7.04%)    (5)            834.1          7,723
Qualified XII (0.75)                        10.145         9.284        (8.49%)    (7)              0.3              3
Qualified XII (0.80)                         9.939         9.241        (7.02%)    (6)         15,410.5        142,405
Qualified XII (0.85)                         9.899         9.238        (6.68%)    (8)            643.7          5,946
Qualified XII (0.95)                        10.078         9.231        (8.40%)    (7)            798.8          7,374
Qualified XII (1.00)                         9.149         9.228         0.86%     (9)          9,210.9         84,998
Qualified XII (1.05)                         9.995         9.225        (7.70%)    (6)            110.4          1,019
Qualified XII (1.10)                         9.096         9.222         1.39%     (9)             10.2             94
Qualified XII (1.15)                         9.959         9.218        (7.44%)    (6)          1,725.0         15,902
Qualified XII (1.20)                         9.935         9.215        (7.25%)    (6)            131.8          1,215
Qualified XIII                               8.889         9.231         3.85%    (10)             16.5            153
Qualified XV                                10.044         9.231        (8.09%)    (7)          1,308.2         12,076
Qualified XVI                                9.616         9.196        (4.37%)    (8)             64.5            593
Qualified XVII                               9.135         9.212         0.84%    (12)          2,225.0         20,497
Qualified XVIII                             10.003         9.212        (7.91%)    (6)          1,070.3          9,859
----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Qualified III                               10.128        10.578         4.44%     (5)        134,777.2      1,425,611
----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)             Units
                                      ------------------------      in Value of              Outstanding      Reserves
                                       Beginning     End of         Accumulation                at End         at End
                                        of Year       Year              Unit                   of Year         of Year
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Qualified V                            $  14.414   $  18.704            29.76%                    3,164.5   $     59,187
Qualified VI                              14.444      18.772            29.96%                7,100,482.5    133,292,287
Qualified VIII                            14.443      18.769            29.95%                      843.6         15,833
Qualified X (1.15)                        14.463      18.815            30.09%                   45,787.2        861,504
Qualified X (1.25)                        14.444      18.772            29.96%                  616,723.6     11,577,311
Qualified XI                              14.500      18.902            30.36%                  386,035.6      7,296,824
Qualified XII (0.40)                      16.874      18.916            12.10%      (11)         87,237.6      1,650,175
Qualified XII (0.45)                      10.639      11.307             6.28%      (12)            859.2          9,715
Qualified XII (0.50)                      10.708      12.019            12.24%       (4)         13,477.2        161,986
Qualified XII (0.75)                      10.015      11.286            12.69%       (6)         48,831.3        551,106
Qualified XII (0.80)                      11.117      12.587            13.22%       (5)      1,974,900.4     24,858,384
Qualified XII (0.85)                      14.692      18.945            28.95%       (1)        459,427.5      8,704,042
Qualified XII (0.90)                      10.648      12.206            14.63%       (3)          2,383.9         29,098
Qualified XII (0.95)                      14.500      18.902            30.36%                  108,387.2      2,048,730
Qualified XII (1.00)                      14.491      18.880            30.29%                  648,540.4     12,244,624
Qualified XII (1.05)                      14.481      18.859            30.23%                   51,170.0        964,995
Qualified XII (1.10)                      14.472      18.837            30.16%                   10,487.9        197,560
Qualified XII (1.15)                      14.463      18.815            30.09%                   26,209.5        493,143
Qualified XII (1.20)                      14.453      18.794            30.04%                   28,911.2        543,351
Qualified XII (1.25)                      14.444      18.772            29.96%                      593.5         11,141
Qualified XII (1.30)                      14.435      18.751            29.90%                   12,423.1        232,941
Qualified XII (1.40)                      16.556      18.708            13.00%       (5)            172.5          3,228
Qualified XII (1.50)                      14.397      18.665            29.65%                   16,814.2        313,835
Qualified XIII                            14.500      18.902            30.36%                  145,736.2      2,754,698
Qualified XIV                             14.444      18.772            29.96%                1,302,824.7     24,456,998
Qualified XV                              14.489      18.888            30.36%                  136,251.8      2,573,507
Qualified XVI                             14.418      18.691            29.64%                   68,840.7      1,286,721
Qualified XVII                            14.452      18.802            30.10%                   48,458.7        911,108
Qualified XVIII                           16.559      18.876            13.99%       (5)         25,149.7        474,717
Annuity contracts in payment period                                                                              437,343
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Qualified III                              9.928      11.338            14.20%       (5)         35,201.0        399,109
Qualified VI                              10.107      10.891             7.76%       (5)        146,921.2      1,600,074
Qualified X (1.25)                         9.925      10.891             9.73%       (5)         35,030.5        381,506
Qualified XI                               7.633      10.913            42.97%      (10)          5,165.7         56,375
Qualified XII (0.40)                       9.480      10.921            15.20%      (11)          1,186.8         12,961
Qualified XII (0.50)                      10.050      10.947             8.93%       (5)          2,661.9         29,140
Qualified XII (0.75)                       9.822      11.183            13.86%       (6)          1,622.7         18,147
Qualified XII (0.80)                       9.576      10.925            14.09%       (6)         80,312.2        877,375
Qualified XII (0.85)                       9.028      10.921            20.97%       (8)          5,681.1         62,042
Qualified XII (0.95)                      10.108      10.913             7.96%       (5)            564.1          6,156
Qualified XII (1.00)                       7.996      10.909            36.43%       (9)         24,015.5        261,997
Qualified XII (1.05)                       9.624      10.906            13.32%       (7)            167.7          1,829
Qualified XII (1.10)                       9.772      10.902            11.56%      (12)              2.6             28
Qualified XII (1.15)                       9.105      10.898            19.69%       (8)             95.5          1,040
Qualified XII (1.20)                       9.662      10.894            12.75%       (6)            451.6          4,920
Qualified XII (1.30)                       9.805      10.887            11.04%      (11)             40.6            442
Qualified XII (1.50)                       9.216      10.872            17.97%       (8)             44.9            488
Qualified XIII                             9.927      10.913             9.93%       (5)          9,117.4         99,501
Qualified XV                               9.962      10.913             9.55%       (5)         26,111.0        284,957
Qualified XVI                              9.946      10.872             9.31%       (7)            202.8          2,204
Qualified XVIII                            9.017      10.891            20.78%       (8)          1,486.1         16,186
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Qualified III                             10.193       9.157           (10.16%)      (5)         81,388.0        745,282
Qualified V                                6.661       8.806            32.20%      (10)              7.3             64
Qualified VI                               9.996       8.815           (11.81%)      (5)        253,183.9      2,231,889

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                 Per Unit           Increase (Decrease)           Units
                                          -----------------------       in Value of            Outstanding      Reserves
                                           Beginning     End of         Accumulation              at End         at End
                                            of Year       Year              Unit                 of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP (continued):
Qualified X (1.25)                         $  9.918    $  8.815            (11.12%)    (5)         40,793.4   $    359,606
Qualified XI                                  6.425       8.834             37.49%    (10)          6,054.3         53,481
Qualified XII (0.40)                          8.071       8.840              9.53%    (11)          3,928.4         34,727
Qualified XII (0.50)                          9.328       8.861             (5.01%)    (6)             17.2            153
Qualified XII (0.75)                          9.642       9.201             (4.57%)    (6)          1,480.7         13,624
Qualified XII (0.80)                          9.269       8.843             (4.60%)    (6)         90,819.3        803,093
Qualified XII (0.85)                          8.464       8.840              4.44%     (8)          6,564.0         58,024
Qualified XII (0.90)                          9.582       8.837             (7.77%)    (7)             62.0            548
Qualified XII (0.95)                          9.366       8.834             (5.68%)    (6)          2,625.2         23,190
Qualified XII (1.00)                          9.580       8.831             (7.82%)    (7)         27,046.5        238,835
Qualified XII (1.05)                          9.530       8.827             (7.38%)    (7)            329.5          2,909
Qualified XII (1.15)                          9.569       8.821             (7.82%)    (7)          1,234.1         10,887
Qualified XII (1.20)                          9.244       8.818             (4.61%)    (6)            989.0          8,721
Qualified XII (1.30)                          8.198       8.812              7.49%    (11)             48.7            429
Qualified XII (1.50)                          7.150       8.800             23.08%     (8)             77.6            683
Qualified XIII                                9.997       8.834            (11.63%)    (5)         12,799.8        113,068
Qualified XV                                  9.876       8.834            (10.55%)    (5)         26,256.7        231,941
Qualified XVI                                 9.775       8.800             (9.97%)    (5)            597.9          5,261
Qualified XVII                                6.682       8.815             31.92%    (10)            748.3          6,597
Qualified XVIII                               8.454       8.815              4.27%     (8)          1,150.8         10,143
--------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Qualified VI                                 10.182       9.765             (4.10%)    (5)         97,659.7        953,611
Qualified X (1.25)                           10.182       9.765             (4.10%)    (5)         25,090.2        244,996
Qualified XI                                  8.779       9.785             11.46%    (10)            583.1          5,705
Qualified XII (0.45)                          9.231       9.567              3.64%    (12)             61.4            587
Qualified XII (0.50)                          8.967       9.815              9.46%    (11)            561.5          5,512
Qualified XII (0.75)                          9.600       9.550             (0.52%)    (8)              7.1             68
Qualified XII (0.80)                         10.043       9.795             (2.47%)    (6)         45,800.6        448,617
Qualified XII (0.85)                          9.580       9.792              2.21%     (8)          8,719.1         85,374
Qualified XII (0.95)                         10.103       9.785             (3.15%)    (5)          1,246.5         12,197
Qualified XII (1.00)                         10.061       9.781             (2.78%)    (5)         14,897.8        145,723
Qualified XII (1.05)                          8.935       9.778              9.43%     (8)            182.1          1,781
Qualified XII (1.15)                          9.763       9.771              0.08%     (8)            166.5          1,627
Qualified XII (1.20)                          9.973       9.768             (2.06%)    (6)            122.9          1,201
Qualified XIII                               10.183       9.785             (3.91%)    (5)          7,766.6         75,995
Qualified XV                                  9.974       9.785             (1.89%)    (8)            168.2          1,646
Qualified XVI                                 9.737       9.748              0.11%     (6)          1,095.3         10,677
Qualified XVIII                              10.021       9.765             (2.55%)    (6)          2,121.1         20,710
--------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Qualified III                                13.491      14.248              5.61%                 95,526.3      1,361,074
Qualified V                                  13.439      14.171              5.45%                    536.8          7,607
Qualified VI                                 13.491      14.248              5.61%              1,971,280.9     28,087,126
Qualified X (1.15)                           13.583      14.360              5.72%                 76,396.2      1,097,045
Qualified X (1.25)                           13.550      14.310              5.61%                507,368.3      7,260,552
Qualified XI                                 13.571      14.375              5.92%                 63,385.3        911,193
Qualified XII (0.40)                         12.598      13.111              4.07%    (11)         19,291.3        252,937
Qualified XII (0.50)                         10.115      10.293              1.76%     (6)            165.1          1,699
Qualified XII (0.75)                          9.977      10.054              0.77%     (6)         21,150.2        212,634
Qualified XII (0.80)                         10.359      10.423              0.62%     (5)        418,989.2      4,367,015
Qualified XII (0.85)                         12.497      13.136              5.11%     (1)         61,042.9        801,884
Qualified XII (0.90)                         10.390      10.351             (0.38%)    (5)             37.0            383
Qualified XII (0.95)                         12.369      13.102              5.93%                 55,493.5        727,061
Qualified XII (1.00)                         12.358      13.084              5.87%                190,406.2      2,491,362
Qualified XII (1.05)                         12.348      13.067              5.82%                 62,452.8        816,080
Qualified XII (1.10)                         12.338      13.050              5.77%                  3,369.4         43,971
Qualified XII (1.15)                         12.328      13.033              5.72%                 23,052.4        300,435

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                      ------------------------      in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP (continued):
Qualified XII (1.20)                   $  12.606   $  13.015             3.24%      (2)                 61,972.6   $    806,604
Qualified XII (1.25)                      12.308      12.998             5.61%                           5,866.3         76,253
Qualified XII (1.30)                      12.298      12.981             5.55%                          30,754.8        399,233
Qualified XII (1.50)                      12.257      12.913             5.35%                          14,096.9        182,030
Qualified XIII                            13.557      14.361             5.93%                          17,755.5        254,980
Qualified XV                              13.534      14.336             5.93%                          80,906.6      1,159,876
Qualified XVI                             13.467      14.187             5.35%                          32,088.1        455,223
Qualified XVII                            13.518      14.327             5.98%                          10,683.7        153,062
Qualified XVIII                           13.577      14.389             5.98%                          58,579.8        842,907
Annuity contracts in payment period                                                                                     261,063
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Qualified I                               41.763      43.523             4.21%                          31,408.3      1,366,973
Qualified III                             41.174      42.883             4.15%                         564,537.2     24,209,040
Qualified V                               11.888      12.362             3.99%                          16,631.9        205,599
Qualified VI                              11.951      12.447             4.15%                      10,102,496.1    125,745,345
Qualified VII                             11.867      12.367             4.21%                         349,707.5      4,324,917
Qualified VIII                            11.509      11.986             4.14%                           3,278.4         39,294
Qualified IX                              11.827      12.349             4.41%                           1,816.8         22,435
Qualified X (1.15)                        12.002      12.512             4.25%                         190,680.2      2,385,820
Qualified X (1.25)                        11.951      12.447             4.15%                       2,329,194.7     28,991,388
Qualified XI                              12.022      12.558             4.46%                         230,562.1      2,895,449
Qualified XII (0.40)                      11.148      11.225             0.69%     (11)                107,235.3      1,203,719
Qualified XII (0.50)                      10.050      10.399             3.47%      (4)                 34,355.4        357,246
Qualified XII (0.75)                      10.022      10.283             2.60%      (6)                 26,809.9        275,699
Qualified XII (0.80)                      10.136      10.414             2.74%      (5)              1,574,453.7     16,396,164
Qualified XII (0.85)                      10.799      11.246             4.14%      (1)                396,668.8      4,461,110
Qualified XII (0.90)                      10.297      10.381             0.82%     (10)                  1,235.3         12,824
Qualified XII (0.95)                      10.738      11.217             4.46%                         127,185.5      1,426,606
Qualified XII (1.00)                      10.729      11.202             4.41%                       1,039,908.8     11,649,013
Qualified XII (1.05)                      10.720      11.187             4.36%                          43,460.6        486,200
Qualified XII (1.10)                      10.711      11.172             4.30%                           6,783.6         75,790
Qualified XII (1.15)                      10.702      11.158             4.26%                          76,593.5        854,604
Qualified XII (1.20)                      10.761      11.143             3.55%      (2)                 15,146.8        168,779
Qualified XII (1.25)                      10.746      11.128             3.55%      (2)                  6,648.9         73,991
Qualified XII (1.30)                      10.676      11.114             4.10%                          13,000.2        144,478
Qualified XII (1.40)                      10.821      11.084             2.43%      (5)                    160.5          1,779
Qualified XII (1.50)                      10.641      11.055             3.89%                          13,218.2        146,126
Qualified XIII                            12.009      12.545             4.46%                         132,737.2      1,665,127
Qualified XV                              11.989      12.524             4.46%                         300,194.8      3,759,548
Qualified XVI                             11.929      12.393             3.89%                         123,429.0      1,529,681
Qualified XVII                            11.951      12.447             4.15%                         553,914.9      6,894,555
Qualified XVIII                           11.951      12.447             4.15%                         853,247.4     10,620,334
Qualified XIX                             41.763      43.523             4.21%                          29,827.3      1,298,164
Qualified XX                              41.174      42.883             4.15%                         120,538.6      5,169,057
Annuity contracts in payment period                                                                                      83,117
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Qualified VI                              10.126       8.873           (12.37%)     (5)                 90,949.1        806,970
Qualified VIII                            10.031       8.872           (11.55%)     (7)                    182.8          1,622
Qualified X (1.25)                         9.904       8.873           (10.41%)     (6)                 12,789.0        113,474
Qualified XI                               8.634       8.891             2.98%     (10)                    672.8          5,982
Qualified XII (0.40)                       8.679       8.898             2.52%     (11)                  1,098.6          9,775
Qualified XII (0.50)                       9.655       8.919            (7.62%)     (6)                    649.4          5,792
Qualified XII (0.75)                       9.792       8.944            (8.66%)     (6)                      8.6             77
Qualified XII (0.80)                      10.041       8.900           (11.36%)     (7)                 27,224.5        242,309
Qualified XII (0.85)                      10.041       8.897           (11.39%)     (7)                    397.9          3,540
Qualified XII (0.95)                      10.053       8.891           (11.56%)     (5)                 15,245.1        135,547

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                                       Value
                                                     Per Unit             Increase (Decrease)            Units
                                              -----------------------         in Value of             Outstanding      Reserves
                                               Beginning     End of           Accumulation               at End         at End
                                                of Year       Year                Unit                  of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP (continued):
Qualified XII (1.00)                           $  9.214    $  8.888               (3.54%)    (9)           6,500.0   $     57,773
Qualified XII (1.05)                              9.899       8.885              (10.24%)    (6)             131.2          1,166
Qualified XII (1.10)                              9.159       8.882               (3.02%)    (9)              15.5            138
Qualified XII (1.15)                             10.034       8.879              (11.51%)    (7)           2,845.4         25,264
Qualified XII (1.20)                              9.633       8.876               (7.86%)    (6)             371.7          3,299
Qualified XIII                                   10.127       8.891              (12.20%)    (5)          11,639.0        103,484
Qualified XV                                     10.024       8.891              (11.30%)    (5)           1,414.9         12,580
Qualified XVI                                     8.524       8.857                3.91%     (9)           1,342.4         11,890
Qualified XVIII                                   9.907       8.873              (10.44%)    (6)           2,297.4         20,384
---------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Qualified V                                      13.186      13.595                3.10%     (1)              11.6            158
Qualified VI                                     13.654      13.633               (0.15%)              1,696,713.8     23,131,181
Qualified VIII                                   13.346      13.631                2.14%     (1)             105.6          1,440
Qualified X (1.15)                               13.664      13.657               (0.05%)                 20,254.4        276,606
Qualified X (1.25)                               13.654      13.633               (0.15%)                208,453.6      2,841,833
Qualified XI                                     13.684      13.704                0.15%                  61,244.3        839,286
Qualified XII (0.40)                             12.820      13.714                6.97%    (11)          15,613.9        214,129
Qualified XII (0.45)                              8.583       9.176                6.91%    (12)             317.8          2,916
Qualified XII (0.50)                             10.719       9.312              (13.13%)    (4)           7,540.9         70,221
Qualified XII (0.75)                              9.812       9.159               (6.66%)    (6)          13,042.9        119,462
Qualified XII (0.80)                             10.578       9.764               (7.70%)    (5)       1,165,744.5     11,382,850
Qualified XII (0.85)                             13.558      13.728                1.25%     (1)          25,298.1        347,283
Qualified XII (0.90)                             10.939       9.513              (13.04%)    (4)           2,603.8         24,770
Qualified XII (0.95)                             13.684      13.704                0.15%                  44,944.2        615,911
Qualified XII (1.00)                             14.234      13.692               (3.81%)    (2)         404,068.0      5,532,521
Qualified XII (1.05)                             13.674      13.680                0.04%                   5,235.3         71,620
Qualified XII (1.10)                             13.669      13.668               (0.01%)                  6,323.0         86,425
Qualified XII (1.15)                             13.664      13.657               (0.05%)                  9,141.2        124,838
Qualified XII (1.20)                             14.380      13.645               (5.11%)    (2)          24,930.3        340,167
Qualified XII (1.25)                             13.203      13.633                3.26%     (1)           7,547.6        102,896
Qualified XII (1.40)                             11.872      13.598               14.54%     (9)              71.7            975
Qualified XII (1.50)                             13.629      13.574               (0.40%)                  3,580.5         48,602
Qualified XIII                                   13.684      13.704                0.15%                  52,935.6        725,425
Qualified XV                                     13.684      13.704                0.15%                  49,514.4        678,541
Qualified XVI                                    13.629      13.574               (0.40%)                 21,070.1        286,008
Qualified XVII                                   13.654      13.633               (0.15%)                  4,296.5         58,574
Qualified XVIII                                  15.646      13.708              (12.39%)    (5)           3,089.3         42,347
Annuity contracts in payment period                                                                                         9,901
---------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Qualified III                                    11.472      12.088                5.37%     (5)          33,957.0        410,457
Qualified V                                      14.922      15.985                7.12%     (4)             116.2          1,857
Qualified VI                                     13.261      16.030               20.88%               1,079,290.5     17,300,643
Qualified VIII                                   14.070      16.028               13.92%     (2)             170.3          2,730
Qualified X (1.25)                               13.261      16.030               20.88%                 112,738.5      1,807,157
Qualified XI                                     13.290      16.113               21.24%                  54,627.0        880,205
Qualified XII (0.40)                             13.986      16.125               15.29%    (11)          11,799.4        190,264
Qualified XII (0.50)                             10.508      11.369                8.19%     (4)             992.7         11,286
Qualified XII (0.75)                              9.921      10.620                7.05%     (6)          14,488.0        153,864
Qualified XII (0.80)                             10.972      11.692                6.56%     (5)         350,825.7      4,101,946
Qualified XII (0.85)                             13.404      16.141               20.42%     (1)          15,014.4        242,346
Qualified XII (0.90)                             10.515      11.462                9.01%     (3)           3,526.4         40,419
Qualified XII (0.95)                             13.290      16.113               21.24%                  29,112.3        469,087
Qualified XII (1.00)                             12.765      16.099               26.12%     (1)          98,683.4      1,588,714
Qualified XII (1.05)                             13.281      16.085               21.11%                   3,647.9         58,677
Qualified XII (1.10)                             13.276      16.071               21.05%                   1,219.4         19,598

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)       Units
                                         ------------------------      in Value of        Outstanding       Reserves
                                          Beginning     End of         Accumulation          at End          at End
                                           of Year       Year              Unit             of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP (continued):
Qualified XII (1.15)                      $  13.271   $  16.057           20.99%               4,025.1   $      64,633
Qualified XII (1.20)                         14.033      16.044           14.33%     (2)      12,115.1         194,368
Qualified XII (1.25)                         12.844      16.030           24.81%     (1)       1,234.3          19,786
Qualified XII (1.30)                         15.827      16.016            1.19%    (12)          87.7           1,405
Qualified XII (1.40)                         15.181      15.988            5.32%     (5)          39.1             625
Qualified XII (1.50)                         13.237      15.960           20.57%               2,432.4          38,822
Qualified XIII                               13.290      16.113           21.24%              19,971.3         321,798
Qualified XV                                 13.290      16.113           21.24%              32,611.7         525,472
Qualified XVI                                13.237      15.960           20.57%              15,870.2         253,296
Qualified XVII                               12.899      16.030           24.27%     (1)       5,260.5          84,325
Qualified XVIII                              16.118      16.118            0.00%    (12)          84.5           1,359
----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Qualified III                                23.675      27.186           14.83%             917,567.2      24,944,800
Qualified V                                  18.234      20.904           14.64%               1,516.9          31,708
Qualified VI                                 17.840      20.485           14.83%           1,306,652.4      26,767,345
Qualified VIII                               16.207      18.609           14.82%               6,057.5         112,723
Qualified X (1.25)                            9.839      10.500            6.72%     (6)      17,067.7         179,203
Qualified XI                                 17.946      20.668           15.17%              71,154.2       1,470,649
Qualified XII (0.40)                         13.635      14.976            9.83%    (11)      38,218.1         572,357
Qualified XII (0.45)                         10.217      10.714            4.86%    (12)         552.8           5,922
Qualified XII (0.50)                         10.377      10.966            5.68%     (4)      50,868.4         557,814
Qualified XII (0.75)                         10.081      10.694            6.08%     (6)       9,542.9         102,055
Qualified XII (0.80)                         10.492      11.254            7.26%     (5)      91,332.8       1,027,864
Qualified XII (0.85)                         13.124      15.005           14.33%     (1)     132,604.9       1,989,689
Qualified XII (0.95)                         12.994      14.965           15.17%              95,020.1       1,421,979
Qualified XII (1.00)                         12.983      14.945           15.11%             108,344.1       1,619,237
Qualified XII (1.05)                         12.972      14.926           15.06%              25,821.6         385,403
Qualified XII (1.10)                         13.068      14.906           14.06%     (1)       1,048.3          15,626
Qualified XII (1.15)                         12.951      14.886           14.94%              48,552.7         722,766
Qualified XII (1.20)                         13.354      14.867           11.33%     (2)       2,926.4          43,505
Qualified XII (1.25)                         12.930      14.847           14.83%                  50.5             750
Qualified XII (1.30)                         12.919      14.827           14.77%                  13.0             192
Qualified XII (1.50)                         12.877      14.749           14.54%               1,708.5          25,199
Qualified XIII                               17.926      20.646           15.17%              21,808.2         450,252
Qualified XV                                 17.896      20.612           15.18%              37,944.0         782,091
Qualified XVI                                17.808      20.397           14.54%              24,487.0         499,461
Qualified XVII                               17.840      20.485           14.83%               3,612.3          74,000
Qualified XVIII                              10.094      10.500            4.02%     (7)       9,411.8          98,817
----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products
Fund:
Equity-Income Portfolio:
Qualified III                                16.587      18.285           10.24%           2,533,673.2      46,328,715
Qualified V                                  15.723      17.305           10.06%                 488.1           8,446
Qualified VI                                 15.837      17.459           10.24%           6,281,076.6     109,662,239
Qualified VIII                               15.781      17.395           10.23%               4,737.8          82,416
Qualified X (1.15)                           19.890      21.948           10.35%             114,565.1       2,514,522
Qualified X (1.25)                           19.818      21.848           10.24%           1,332,062.6      29,102,669
Qualified XI                                 15.931      17.615           10.57%             239,213.5       4,213,775
Qualified XII (0.40)                         14.267      15.192            6.48%    (11)      54,319.8         825,201
Qualified XII (0.45)                          9.516       9.968            4.75%    (12)         519.2           5,176
Qualified XII (0.50)                         10.522      10.363           (1.51%)    (4)       6,791.1          70,376
Qualified XII (0.75)                          9.914       9.950            0.36%     (6)      67,227.1         668,920
Qualified XII (0.80)                         10.873      10.850           (0.21%)    (5)     846,659.8       9,186,377
Qualified XII (0.85)                         13.708      15.220           11.03%     (1)     306,098.9       4,658,977
Qualified XII (0.90)                          9.265      10.671           15.18%     (9)          20.0             213
Qualified XII (0.95)                         13.729      15.180           10.57%             147,150.0       2,233,784
Qualified XII (1.00)                         13.718      15.160           10.51%             409,327.3       6,205,534

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-----------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)       Units
                                      ------------------------      in Value of        Outstanding      Reserves
                                       Beginning     End of         Accumulation          at End         at End
                                        of Year       Year              Unit             of Year         of Year
-----------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Qualified XII (1.05)                   $  13.706   $  15.140           10.46%             81,061.5   $  1,227,296
Qualified XII (1.10)                      13.695      15.120           10.41%              4,490.0         67,891
Qualified XII (1.15)                      13.684      15.100           10.35%             62,313.0        940,950
Qualified XII (1.20)                      14.168      15.080            6.44%     (2)     13,583.5        204,846
Qualified XII (1.25)                      13.661      15.061           10.25%              8,740.6        131,639
Qualified XII (1.30)                      13.650      15.041           10.19%              3,611.9         54,325
Qualified XII (1.40)                      15.124      15.001           (0.81%)    (5)      2,077.2         31,160
Qualified XII (1.50)                      13.606      14.961            9.96%              9,413.6        140,841
Qualified XIII                            15.914      17.596           10.57%             74,067.2      1,303,285
Qualified XV                              15.887      17.567           10.57%             68,970.1      1,211,581
Qualified XVI                             15.808      17.384            9.97%            222,658.2      3,870,640
Qualified XVII                            15.837      17.459           10.24%             44,812.1        782,380
Qualified XVIII                           19.818      21.848           10.24%             21,380.3        467,113
-----------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified I                               13.142      18.115           37.84%                448.8          8,131
Qualified III                             14.087      19.406           37.76%                 71.9          1,395
Qualified V                               14.021      19.285           37.54%              1,160.1         22,372
Qualified VI                              13.904      19.155           37.77%          7,144,437.7    136,848,861
Qualified VIII                            14.073      19.385           37.75%              5,391.9        104,524
Qualified X (1.15)                        19.409      26.764           37.89%             76,868.5      2,057,310
Qualified X (1.25)                        19.339      26.641           37.76%          1,278,104.0     34,049,762
Qualified XI                              13.987      19.326           38.17%            292,984.6      5,662,140
Qualified XII (0.40)                      15.510      17.525           12.99%    (11)    128,517.6      2,252,224
Qualified XII (0.50)                      10.651      12.779           19.98%     (4)     18,614.4        237,873
Qualified XII (0.75)                       9.956      12.150           22.04%     (6)     63,727.2        774,299
Qualified XII (0.80)                      10.887      13.307           22.23%     (5)    981,477.1     13,060,689
Qualified XII (0.85)                      12.857      17.558           36.56%     (1)    399,819.9      7,020,059
Qualified XII (0.90)                      10.757      12.978           20.65%     (4)      1,343.2         17,433
Qualified XII (0.95)                      12.674      17.512           38.17%            165,194.2      2,892,838
Qualified XII (1.00)                      12.663      17.489           38.11%            581,798.3     10,174,875
Qualified XII (1.05)                      12.653      17.466           38.04%             65,095.3      1,136,925
Qualified XII (1.10)                      12.643      17.443           37.97%             13,477.5        235,081
Qualified XII (1.15)                      12.632      17.420           37.90%             70,232.0      1,223,407
Qualified XII (1.20)                      13.438      17.397           29.46%     (2)     58,305.3      1,014,312
Qualified XII (1.25)                      12.612      17.374           37.76%              9,906.3        172,109
Qualified XII (1.30)                      12.601      17.351           37.70%              2,635.9         45,735
Qualified XII (1.40)                      14.386      17.305           20.29%     (5)      4,116.0         71,227
Qualified XII (1.50)                      12.560      17.259           37.41%             12,955.9        223,609
Qualified XIII                            13.972      19.305           38.17%            100,561.3      1,941,310
Qualified XV                              13.948      19.273           38.18%            176,188.4      3,395,613
Qualified XVI                             13.879      19.072           37.42%            228,968.9      4,366,889
Qualified XVII                            13.904      19.155           37.77%             41,575.2        796,355
Qualified XVIII                           19.339      26.641           37.76%             22,564.9        601,146
-----------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Qualified III                              9.995       9.023           (9.72%)    (5)    178,600.9      1,611,556
-----------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Qualified V                               12.222      13.587           11.17%                 33.6            457
Qualified VI                              12.269      13.662           11.35%            651,566.3      8,901,467
Qualified VIII                            12.267      13.658           11.34%                243.9          3,331
Qualified X (1.15)                        12.686      14.140           11.46%             15,875.5        224,473
Qualified X (1.25)                        12.640      14.074           11.34%            194,687.2      2,740,125
Qualified XI                              12.342      13.784           11.68%             26,108.2        359,869
Qualified XII (0.40)                      12.178      13.170            8.15%    (11)     10,817.1        142,461
Qualified XII (0.50)                      10.774      10.183           (5.49%)    (4)        251.0          2,556
Qualified XII (0.75)                       9.912       9.427           (4.89%)    (6)      4,502.1         42,443
Qualified XII (0.80)                      11.184      10.530           (5.85%)    (5)     47,503.2        500,227

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)            Units
                                 ------------------------      in Value of             Outstanding      Reserves
                                  Beginning     End of         Accumulation               at End         at End
                                   of Year       Year              Unit                  of Year         of Year
----------------------------------------------------------------------------------------------------------------
Overseas Portfolio (continued):
Qualified XII (0.85)              $  12.182   $  13.195            8.32%     (1)         13,936.7   $    183,897
Qualified XII (0.95)                 11.783      13.160           11.69%                  9,216.6        121,293
Qualified XII (1.00)                 11.774      13.143           11.63%                 44,182.9        580,693
Qualified XII (1.05)                 11.764      13.126           11.58%                  9,112.9        119,612
Qualified XII (1.10)                 11.754      13.108           11.52%                  1,859.7         24,378
Qualified XII (1.15)                 11.745      13.091           11.46%                  9,778.0        128,004
Qualified XII (1.20)                 12.430      13.074            5.18%     (2)          5,796.8         75,785
Qualified XII (1.25)                 11.726      13.056           11.34%                    687.9          8,982
Qualified XII (1.30)                 11.716      13.039           11.29%                    408.4          5,325
Qualified XII (1.40)                 13.828      13.005           (5.95%)    (5)            112.7          1,466
Qualified XII (1.50)                 11.678      12.971           11.07%                    467.9          6,069
Qualified XIII                       12.328      13.769           11.69%                 14,164.7        195,030
Qualified XV                         12.308      13.746           11.68%                 17,178.0        236,126
Qualified XVI                        12.247      13.603           11.07%                 11,522.9        156,741
Qualified XVII                       12.269      13.662           11.35%                  1,816.0         24,809
Qualified XVIII                      12.640      14.074           11.34%                  2,059.3         28,983
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund II:
Asset Manager Portfolio:
Qualified III                        14.715      16.719           13.62%              1,596,943.4     26,699,659
----------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Qualified III                        17.276      22.177           28.37%              3,333,319.6     73,922,966
Qualified V                          15.315      19.627           28.16%                  1,261.0         24,749
Qualified VI                         15.270      19.601           28.36%              9,575,607.6    187,691,926
Qualified VIII                       15.371      19.729           28.35%                  3,321.4         65,530
Qualified X (1.15)                   17.201      22.103           28.50%                 19,136.2        422,961
Qualified X (1.25)                   17.156      22.023           28.37%                834,976.3     18,388,472
Qualified XI                         15.360      19.776           28.75%                209,707.3      4,147,194
Qualified XII (0.40)                 15.219      17.813           17.04%    (11)        197,022.1      3,509,529
Qualified XII (0.45)                 10.553      11.475            8.74%    (12)          1,753.8         20,125
Qualified XII (0.50)                 10.673      11.985           12.29%     (4)          8,618.1        103,285
Qualified XII (0.75)                  9.912      11.454           15.56%     (6)         78,074.5        894,250
Qualified XII (0.80)                 10.937      12.589           15.10%     (5)      2,102,804.7     26,471,967
Qualified XII (0.85)                 13.824      17.847           29.10%     (1)        217,720.3      3,885,627
Qualified XII (0.90)                 10.737      12.293           14.49%     (3)          1,037.9         12,758
Qualified XII (0.95)                 13.825      17.800           28.75%                254,733.6      4,534,200
Qualified XII (1.00)                 13.814      17.776           28.68%              1,138,179.9     20,232,652
Qualified XII (1.05)                 13.802      17.753           28.63%                 90,949.6      1,614,615
Qualified XII (1.10)                 13.791      17.729           28.55%                  5,767.6        102,257
Qualified XII (1.15)                 13.780      17.706           28.49%                 85,590.6      1,515,471
Qualified XII (1.20)                 13.768      17.683           28.44%                 29,528.3        522,139
Qualified XII (1.25)                 13.757      17.659           28.36%                 11,736.6        207,260
Qualified XII (1.30)                 13.746      17.636           28.30%                 10,680.8        188,366
Qualified XII (1.40)                 15.738      17.590           11.77%     (4)          1,990.2         35,007
Qualified XII (1.50)                 13.701      17.543           28.04%                 11,751.1        206,153
Qualified XIII                       15.343      19.755           28.76%                176,552.7      3,487,733
Qualified XV                         15.318      19.722           28.75%                187,525.3      3,698,342
Qualified XVI                        15.242      19.516           28.04%                157,444.1      3,072,751
Qualified XVII                       15.270      19.601           28.36%                 31,455.3        616,556
Qualified XVIII                      17.156      22.023           28.37%                 22,090.1        486,485
----------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Qualified III                        18.662      23.650           26.73%              3,947,186.8     93,352,318
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Qualified III                        18.174      24.098           32.60%              2,142,129.7     51,620,505
Qualified V                          15.720      20.810           32.38%                  2,389.5         49,726
Qualified VI                         15.801      20.951           32.59%              7,536,062.4    157,891,352

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                  Per Unit          Increase (Decrease)       Units
                                          ------------------------      in Value of        Outstanding      Reserves
                                           Beginning     End of         Accumulation          at End         at End
                                            of Year       Year              Unit             of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Qualified VIII                             $  15.798   $  20.945            32.58%              5,606.5   $    117,425
Qualified X (1.15)                            15.295      20.300            32.72%             15,875.8        322,277
Qualified X (1.25)                            15.254      20.226            32.59%            565,274.8     11,433,071
Qualified XI                                  15.895      21.139            32.99%            283,820.6      5,999,598
Qualified XII (0.40)                          11.663      14.125            21.11%    (11)    198,263.9      2,800,434
Qualified XII (0.50)                          10.570      12.541            18.65%     (4)    134,432.0      1,685,956
Qualified XII (0.75)                           9.887      12.109            22.47%     (6)    117,102.9      1,418,013
Qualified XII (0.80)                          10.647      13.056            22.63%     (5)  1,605,725.7     20,964,683
Qualified XII (0.85)                          10.427      14.152            35.72%     (1)    320,159.2      4,530,814
Qualified XII (0.90)                          10.787      12.830            18.94%     (4)        353.1          4,531
Qualified XII (0.95)                          10.613      14.114            32.99%            375,663.3      5,302,265
Qualified XII (1.00)                          10.604      14.096            32.93%            997,760.1     14,064,209
Qualified XII (1.05)                          10.596      14.077            32.85%            114,249.2      1,608,306
Qualified XII (1.10)                          10.587      14.059            32.79%              3,031.6         42,621
Qualified XII (1.15)                          10.578      14.040            32.73%            103,123.2      1,447,854
Qualified XII (1.20)                          10.956      14.022            27.98%     (2)     43,050.2        603,629
Qualified XII (1.25)                          10.561      14.003            32.59%              4,812.4         67,388
Qualified XII (1.30)                          10.552      13.985            32.53%              3,585.6         50,142
Qualified XII (1.40)                          11.943      13.948            16.79%     (4)      1,441.3         20,102
Qualified XII (1.50)                          10.518      13.911            32.26%             13,650.3        189,886
Qualified XIII                                15.878      21.116            32.99%            120,002.0      2,533,930
Qualified XV                                  15.851      21.081            32.99%            212,741.1      4,484,705
Qualified XVI                                 15.773      20.861            32.26%            100,074.7      2,087,661
Qualified XVII                                15.801      20.951            32.59%             32,181.5        674,250
Qualified XVIII                               15.254      20.226            32.59%             10,568.2        213,749
----------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Qualified III                                 15.016      19.914            32.62%              3,698.2         73,645
Qualified V                                   14.954      19.800            32.41%                426.9          8,452
Qualified VI                                  15.012      19.908            32.61%          3,192,160.0     63,550,099
Qualified VIII                                15.009      19.903            32.61%              3,145.3         62,600
Qualified X (1.15)                            15.616      20.731            32.75%             22,910.9        474,964
Qualified X (1.25)                            15.576      20.657            32.62%            447,035.2      9,234,497
Qualified XI                                  15.100      20.086            33.02%            105,755.4      2,124,205
Qualified XII (0.40)                          15.614      17.878            14.50%    (11)     39,424.1        704,830
Qualified XII (0.45)                          10.945      11.816             7.96%    (12)        612.1          7,232
Qualified XII (0.50)                          10.615      12.415            16.96%     (4)     30,062.0        373,209
Qualified XII (0.75)                           9.856      11.794            19.66%     (6)     26,591.6        313,619
Qualified XII (0.80)                          10.741      12.741            18.62%     (5)    425,124.8      5,416,639
Qualified XII (0.85)                          13.744      17.912            30.33%     (1)     47,668.3        853,846
Qualified XII (0.90)                          10.570      12.490            18.16%     (4)        478.6          5,977
Qualified XII (0.95)                          13.431      17.865            33.01%             81,982.5      1,464,616
Qualified XII (1.00)                          13.420      17.841            32.94%            184,550.3      3,292,638
Qualified XII (1.05)                          13.409      17.818            32.88%             37,433.9        666,991
Qualified XII (1.10)                          13.398      17.794            32.81%              4,709.2         83,797
Qualified XII (1.15)                          13.387      17.771            32.75%             36,442.2        647,610
Qualified XII (1.20)                          14.246      17.747            24.58%     (2)     21,104.5        374,551
Qualified XII (1.25)                          13.370      17.724            32.57%     (1)        797.9         14,141
Qualified XII (1.30)                          13.354      17.701            32.55%                668.1         11,826
Qualified XII (1.40)                          15.102      17.654            16.90%     (5)        564.4          9,964
Qualified XII (1.50)                          13.310      17.607            32.28%             20,319.3        357,771
Qualified XIII                                15.084      20.064            33.02%             45,434.7        911,610
Qualified XV                                  15.059      20.031            33.02%             89,095.1      1,784,651
Qualified XVI                                 14.984      19.822            32.29%             53,979.8      1,070,002
Qualified XVII                                15.012      19.908            32.61%             23,034.8        458,581
Qualified XVIII                               15.576      20.657            32.62%             25,387.3        524,429
----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

--------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)            Units
                                      ------------------------      in Value of             Outstanding      Reserves
                                       Beginning     End of         Accumulation               at End         at End
                                        of Year       Year              Unit                  of Year        of Year
--------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Qualified III                          $  14.430   $  15.548            7.75%                  8,966.5   $   139,412
Qualified V                               14.299      15.383            7.58%                     24.7           380
Qualified VI                              14.373      15.487            7.75%              1,213,451.1    18,792,980
Qualified VIII                            14.370      15.482            7.74%                    283.5         4,389
Qualified X (1.25)                        10.054      10.419            3.63%     (5)         54,517.2       568,008
Qualified XI                              14.458      15.626            8.08%                 57,101.4       892,246
Qualified XII (0.40)                      12.743      13.053            2.43%    (11)         21,373.8       278,992
Qualified XII (0.45)                      10.457      10.446           (0.11%)   (12)             82.2           859
Qualified XII (0.50)                      10.186      10.640            4.46%     (4)         13,363.7       142,197
Qualified XII (0.75)                      10.062      10.427            3.63%     (6)          6,947.4        72,440
Qualified XII (0.80)                      10.210      10.643            4.24%     (5)        367,677.1     3,913,004
Qualified XII (0.85)                      12.306      13.078            6.27%     (1)         25,566.1       334,351
Qualified XII (0.90)                      10.232      10.638            3.97%     (4)            392.7         4,178
Qualified XII (0.95)                      12.069      13.043            8.07%                 36,739.5       479,207
Qualified XII (1.00)                      12.059      13.026            8.02%                414,150.6     5,394,811
Qualified XII (1.05)                      12.049      13.009            7.97%                 13,507.0       175,712
Qualified XII (1.10)                      12.039      12.992            7.92%                  2,779.8        36,115
Qualified XII (1.15)                      12.029      12.975            7.86%                  8,868.9       115,071
Qualified XII (1.20)                      12.212      12.958            6.11%     (2)         13,990.2       181,278
Qualified XII (1.25)                      12.112      12.940            6.84%     (1)            126.4         1,636
Qualified XII (1.30)                      12.225      12.923            5.71%     (3)          8,960.0       115,794
Qualified XII (1.40)                      12.375      12.889            4.15%     (5)             30.2           389
Qualified XII (1.50)                      11.960      12.855            7.48%                    247.6         3,183
Qualified XIII                            14.442      15.609            8.08%                 10,857.1       169,464
Qualified XV                              14.418      15.583            8.08%                 20,316.8       316,591
Qualified XVI                             14.347      15.420            7.48%                 14,524.0       223,965
Qualified XVII                            14.373      15.487            7.75%                  9,336.5       144,596
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified III                             16.816      22.529           33.97%              1,354,047.1    30,505,388
Qualified V                               15.368      20.556           33.76%                  1,053.4        21,653
Qualified VI                              15.414      20.651           33.98%              2,995,268.0    61,855,860
Qualified VIII                            15.424      20.663           33.97%                  1,852.6        38,279
Qualified X (1.15)                        16.528      22.165           34.11%                 33,675.9       746,443
Qualified X (1.25)                        16.485      22.086           33.98%                465,445.6    10,279,993
Qualified XI                              15.505      20.836           34.38%                128,843.5     2,684,540
Qualified XII (0.40)                      14.790      17.807           20.40%    (11)         73,901.1     1,315,941
Qualified XII (0.50)                      10.286      12.391           20.46%     (4)          7,784.6        96,459
Qualified XII (0.75)                       9.810      11.666           18.92%     (6)         41,103.5       479,534
Qualified XII (0.80)                      10.918      12.836           17.57%     (5)        434,912.8     5,582,684
Qualified XII (0.85)                      13.512      17.841           32.04%     (1)        446,603.2     7,967,771
Qualified XII (0.90)                      10.569      12.464           17.93%     (6)            127.7         1,591
Qualified XII (0.95)                      13.242      17.794           34.38%                 53,447.5       951,030
Qualified XII (1.00)                      13.231      17.770           34.31%                220,151.3     3,912,152
Qualified XII (1.05)                      13.220      17.747           34.24%                 45,804.1       812,878
Qualified XII (1.10)                      13.209      17.723           34.17%                  2,555.4        45,291
Qualified XII (1.15)                      13.198      17.700           34.11%                 39,188.1       693,632
Qualified XII (1.20)                      14.218      17.677           24.33%     (2)         19,753.5       349,177
Qualified XII (1.25)                      13.177      17.653           33.97%                  5,365.3        94,715
Qualified XII (1.30)                      13.166      17.630           33.91%                    911.2        16,065
Qualified XII (1.40)                      15.123      17.584           16.27%     (5)          2,368.3        41,643
Qualified XII (1.50)                      13.123      17.537           33.64%                  8,841.6       155,057
Qualified XIII                            15.489      20.813           34.37%                 47,156.5       981,469
Qualified XV                              15.463      20.778           34.37%                 61,354.9     1,274,858
Qualified XVI                             15.386      20.562           33.64%                 56,524.9     1,162,269
Qualified XVII                            15.414      20.651           33.98%                  7,087.9       146,374
Qualified XVIII                           16.485      22.086           33.98%                 21,941.8       484,614
Annuity contracts in payment period                                                                          235,492
--------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit           Increase (Decrease)              Units
                                         ------------------------       in Value of               Outstanding    Reserves
                                          Beginning     End of          Accumulation                at End        at End
                                           of Year       Year               Unit                    of Year      of Year
---------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Qualified III                             $  18.690   $  23.797             27.32%               4,687,166.8   $111,538,596
Qualified V                                  16.782      21.334             27.12%                   2,948.4         62,899
Qualified VI                                 16.720      21.288             27.32%              14,519,619.8    309,094,974
Qualified VIII                               16.670      21.223             27.31%                   6,944.9        147,391
Qualified X (1.15)                           18.828      23.996             27.45%                  74,103.7      1,778,187
Qualified X (1.25)                           18.779      23.910             27.32%               1,360,741.2     32,534,708
Qualified XI                                 16.819      21.478             27.70%                 655,880.5     14,087,149
Qualified XII (0.40)                         15.344      17.582             14.59%    (11)         383,490.2      6,742,350
Qualified XII (0.45)                          9.630      10.235              6.28%    (12)           1,185.6         12,135
Qualified XII (0.50)                         10.980      11.485              4.60%     (4)          37,288.1        428,241
Qualified XII (0.75)                          9.953      10.217              2.65%     (6)         167,605.9      1,712,362
Qualified XII (0.80)                         11.798      12.009              1.79%     (5)       4,480,347.5     53,804,310
Qualified XII (0.85)                         14.300      17.615             23.18%     (1)         710,850.5     12,521,719
Qualified XII (0.90)                         10.606      11.745             10.74%     (3)           5,139.9         60,366
Qualified XII (0.95)                         13.757      17.569             27.71%                 427,855.0      7,516,824
Qualified XII (1.00)                         13.746      17.545             27.64%               2,151,201.8     37,743,896
Qualified XII (1.05)                         13.735      17.522             27.57%                 202,767.8      3,552,963
Qualified XII (1.10)                         13.724      17.499             27.51%                  14,917.9        261,052
Qualified XII (1.15)                         13.712      17.476             27.45%                 130,325.6      2,277,589
Qualified XII (1.20)                         13.701      17.453             27.38%                  46,823.7        817,219
Qualified XII (1.25)                         13.690      17.430             27.32%                  10,441.4        181,995
Qualified XII (1.30)                         13.679      17.407             27.25%                   6,473.0        112,676
Qualified XII (1.40)                         16.231      17.361              6.96%     (4)             648.5         11,260
Qualified XII (1.50)                         13.634      17.315             27.00%                  23,084.7        399,722
Qualified XIII                               16.800      21.455             27.71%                 236,904.3      5,082,747
Qualified XV                                 16.773      21.419             27.70%                 301,775.4      6,463,796
Qualified XVI                                16.689      21.196             27.01%                 182,950.6      3,877,864
Qualified XVII                               16.720      21.288             27.32%                  67,482.4      1,436,571
Qualified XVIII                              18.779      23.910             27.32%                  65,838.9      1,574,179
Annuity contracts in payment period                                                                                 365,972
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                                 7.715       5.470            (29.10%)                745,855.7      4,094,455
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                                14.403      11.433            (20.62%)                534,962.3      6,116,289
Qualified V                                  15.987      12.670            (20.75%)                  2,110.3         26,737
Qualified VI                                 15.541      12.336            (20.62%)                755,983.9      9,325,791
Qualified VIII                               13.472      10.693            (20.63%)                    652.7          6,979
Qualified XI                                 15.633      12.446            (20.39%)                 37,897.4        471,683
Qualified XII (0.40)                          9.754       9.626            ( 1.31%)   (11)          12,236.5        117,791
Qualified XII (0.75)                          9.791       7.696            (21.40%)    (6)          13,174.5        101,395
Qualified XII (0.80)                         10.922       8.415            (22.95%)    (5)         140,250.4      1,180,144
Qualified XII (0.85)                         11.047       9.645            (12.69%)    (1)          14,189.8        136,854
Qualified XII (0.95)                         12.082       9.619            (20.39%)                 51,076.6        491,310
Qualified XII (1.00)                         12.072       9.606            (20.43%)                 75,695.4        727,160
Qualified XII (1.05)                         12.062       9.594            (20.46%)                  2,960.6         28,403
Qualified XII (1.10)                          8.980       9.581              6.69%     (8)              31.3            300
Qualified XII (1.15)                         12.042       9.568            (20.54%)                 12,058.7        115,382
Qualified XII (1.20)                         11.980       9.556            (20.23%)    (6)           2,826.2         27,006
Qualified XII (1.25)                         12.022       9.543            (20.62%)                     52.7            503
Qualified XII (1.50)                         11.973       9.480            (20.82%)                    317.5          3,010
Qualified XIII                               15.616      12.433            (20.38%)                 16,413.6        204,067
Qualified XV                                 15.590      12.412            (20.38%)                 38,283.4        475,178
Qualified XVI                                15.512      12.283            (20.82%)                 14,341.8        176,155
Qualified XVII                               15.541      12.336            (20.62%)                    745.1          9,190
---------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)        Units
                                      ------------------------      in Value of         Outstanding      Reserves
                                       Beginning     End of         Accumulation           at End         at End
                                        of Year       Year              Unit              of Year         of Year
-------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Qualified III                          $  10.182   $  10.531            3.43%     (5)       36,633.2   $    385,767
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund:
Qualified III                             10.077      10.303            2.24%     (6)       20,547.5        211,700
Qualified VI                              10.079      10.018           (0.61%)    (5)       39,441.2        395,141
Qualified X (1.25)                         9.865      10.018            1.55%     (5)       11,129.0        111,496
Qualified XI                               8.907      10.039           12.71%    (10)          773.7          7,768
Qualified XII (0.40)                       9.004      10.047           11.58%    (11)        1,563.9         15,712
Qualified XII (0.50)                      10.131      10.070           (0.60%)    (7)          179.7          1,810
Qualified XII (0.75)                       9.713      10.027            3.23%     (6)          535.3          5,367
Qualified XII (0.80)                      10.001      10.050            0.49%     (7)        2,686.4         26,997
Qualified XII (0.85)                       9.275      10.046            8.31%     (8)        7,592.4         76,275
Qualified XII (0.95)                      10.182      10.039           (1.40%)    (7)          144.4          1,450
Qualified XII (1.00)                       9.484      10.036            5.82%     (8)        5,395.1         54,144
Qualified XII (1.05)                       9.801      10.032            2.36%     (6)          180.2          1,808
Qualified XII (1.10)                      10.160      10.029           (1.29%)    (7)           26.8            269
Qualified XII (1.15)                       9.974      10.025            0.51%     (7)          294.7          2,954
Qualified XII (1.30)                       9.965      10.015            0.50%    (12)          139.3          1,395
Qualified XII (1.40)                      10.041      10.008           (0.33%)    (7)           13.5            135
Qualified XIII                            10.080      10.039           (0.41%)    (5)        3,153.1         31,654
Qualified XV                              10.042      10.039           (0.03%)    (5)          381.8          3,833
Qualified XVI                              9.728      10.001            2.81%     (6)          152.2          1,522
Qualified XVII                             8.115      10.018           23.45%    (10)        2,464.5         24,691
-------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Qualified III                             10.055       9.935           (1.19%)    (5)      100,555.4        999,000
Qualified VI                              10.015       9.895           (1.20%)    (5)       71,074.2        703,260
Qualified X (1.25)                         9.988       9.895           (0.93%)    (5)       13,884.9        137,388
Qualified XI                               9.660       9.915            2.64%    (10)          176.2          1,747
Qualified XII (0.40)                       9.695       9.923            2.35%    (11)        1,512.8         15,011
Qualified XII (0.45)                       9.975       9.953           (0.22%)   (12)          574.6          5,719
Qualified XII (0.50)                       9.995       9.946           (0.49%)    (5)           14.2            142
Qualified XII (0.75)                      10.029       9.935           (0.94%)    (7)          924.6          9,186
Qualified XII (0.80)                      10.025       9.926           (0.99%)    (6)       18,785.5        186,456
Qualified XII (0.85)                       9.935       9.922           (0.13%)    (8)        2,776.3         27,546
Qualified XII (0.95)                      10.037       9.915           (1.22%)    (7)          614.0          6,088
Qualified XII (1.00)                       9.991       9.912           (0.79%)    (5)        7,329.1         72,645
Qualified XII (1.05)                       9.582       9.908            3.40%    (10)            4.8             47
Qualified XII (1.10)                       9.720       9.905            1.90%     (9)           22.4            222
Qualified XII (1.15)                      10.052       9.902           (1.49%)    (7)          688.9          6,821
Qualified XII (1.20)                       9.905       9.898           (0.07%)   (12)           56.6            561
Qualified XII (1.50)                       9.973       9.878           (0.95%)    (5)            2.5             25
Qualified XIII                            10.056       9.915           (1.40%)    (7)        1,158.4         11,486
Qualified XV                               9.992       9.915           (0.77%)    (5)        5,937.8         58,874
Qualified XVI                              9.666       9.878            2.19%    (11)           11.1            110
Qualified XVIII                           10.023       9.895           (1.28%)    (6)        1,136.4         11,244
Annuity contracts in payment period                                                                           3,521
-------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Qualified III                             15.046      19.268           28.06%            3,101,879.7     59,766,560
Qualified V                               14.893      19.041           27.85%                4,324.5         82,342
Qualified VI                              14.927      19.114           28.05%           11,377,408.3    217,471,707
Qualified VIII                            15.638      20.023           28.04%               12,327.2        246,830
Qualified X (1.15)                        14.991      19.216           28.18%               72,541.9      1,393,949
Qualified X (1.25)                        14.927      19.114           28.05%            1,369,984.2     26,186,352
Qualified XI                              15.015      19.285           28.44%              595,462.3     11,483,622

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Value
                                                          Per Unit           Increase (Decrease)           Units
                                                  ------------------------       in Value of            Outstanding       Reserves
                                                   Beginning     End of          Accumulation              at End          at End
                                                    of Year       Year               Unit                 of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio (continued):
Qualified XII (0.40)                               $  10.705   $  12.776             19.35%   (11)        339,956.1   $   4,343,297
Qualified XII (0.45)                                  10.094      11.002              9.00%   (12)            371.1           4,083
Qualified XII (0.50)                                   9.990      10.841              8.52%    (4)        178,397.7       1,933,950
Qualified XII (0.75)                                   9.828      10.982             11.74%    (6)        139,546.5       1,532,495
Qualified XII (0.80)                                  10.687      11.846             10.84%    (5)      3,491,453.8      41,360,324
Qualified XII (0.85)                                  10.399      12.800             23.09%    (1)        706,142.1       9,038,965
Qualified XII (0.90)                                  10.233      11.462             12.01%    (6)            236.2           2,707
Qualified XII (0.95)                                   9.940      12.767             28.44%               626,638.0       8,000,073
Qualified XII (1.00)                                   9.932      12.750             28.37%             2,223,124.5      28,344,393
Qualified XII (1.05)                                   9.923      12.733             28.32%               102,952.0       1,310,884
Qualified XII (1.10)                                   9.915      12.716             28.25%                 6,017.4          76,519
Qualified XII (1.15)                                   9.907      12.699             28.18%               196,772.2       2,498,884
Qualified XII (1.20)                                  11.093      12.683             14.33%    (2)         88,260.5       1,119,370
Qualified XII (1.25)                                   9.891      12.666             28.06%                21,617.0         273,798
Qualified XII (1.30)                                   9.883      12.649             27.99%                 5,461.9          69,088
Qualified XII (1.40)                                  11.707      12.616              7.76%    (5)            928.1          11,708
Qualified XII (1.50)                                   9.850      12.582             27.74%                 5,349.1          67,305
Qualified XIII                                        14.999      19.264             28.44%               289,624.8       5,579,409
Qualified XV                                          14.974      19.232             28.44%               398,717.2       7,668,212
Qualified XVI                                         14.899      19.032             27.74%               135,640.9       2,581,496
Qualified XVII                                        14.927      19.114             28.05%                40,139.8         767,246
Qualified XVIII                                       14.927      19.114             28.05%                49,217.5         940,762
Annuity contracts in payment period                                                                                          27,431
-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Qualified I                                            9.041      10.989             21.55%                   603.1           6,627
Qualified III                                         11.960      14.528             21.47%             1,379,652.6      21,623,158
Qualified V                                           13.682      16.593             21.28%                 8,235.9         136,659
Qualified VI                                          13.795      16.758             21.48%             8,758,122.7     146,764,601
Qualified VII                                         11.627      14.132             21.54%                50,979.3         720,451
Qualified VIII                                        11.636      14.134             21.47%                12,597.3         178,046
Qualified IX                                          11.436      13.926             21.77%                 1,089.6          15,174
Qualified X (1.15)                                    13.852      16.844             21.60%                 5,155.0          86,830
Qualified X (1.25)                                    13.795      16.758             21.48%             1,054,685.1      17,673,929
Qualified XI                                          13.877      16.907             21.83%               378,797.5       6,404,485
Qualified XII (0.40)                                   9.362      10.641             13.66%   (11)        331,957.8       3,532,250
Qualified XII (0.45)                                   9.862      10.577              7.25%   (12)            473.4           5,007
Qualified XII (0.50)                                  10.490      11.127              6.07%    (4)         79,769.0         887,585
Qualified XII (0.75)                                   9.917      10.558              6.46%    (6)         46,474.6         490,680
Qualified XII (0.80)                                  11.019      11.682              6.02%    (5)        750,388.3       8,766,147
Qualified XII (0.85)                                   8.861      10.661             20.31%    (1)        616,204.9       6,569,356
Qualified XII (0.90)                                  10.954      11.375              3.84%    (4)            827.6           9,414
Qualified XII (0.95)                                   8.727      10.633             21.84%               237,867.2       2,529,201
Qualified XII (1.00)                                   8.720      10.619             21.78%               741,692.5       7,875,882
Qualified XII (1.05)                                   8.713      10.605             21.71%                40,973.9         434,517
Qualified XII (1.10)                                  10.008      10.591              5.83%    (5)            121.2           1,283
Qualified XII (1.15)                                   8.698      10.577             21.60%               135,558.5       1,433,769
Qualified XII (1.20)                                   9.310      10.563             13.46%    (2)         49,879.0         526,859
Qualified XII (1.25)                                   8.597      10.549             22.71%    (1)          3,244.0          34,220
Qualified XII (1.30)                                   8.677      10.535             21.41%                 5,146.2          54,215
Qualified XII (1.40)                                   9.977      10.507              5.31%    (5)            219.8           2,309
Qualified XII (1.50)                                   8.649      10.479             21.16%                 1,814.1          19,011
Qualified XIII                                        13.862      16.889             21.84%               158,866.2       2,683,093
Qualified XV                                          13.839      16.861             21.84%               431,603.1       7,277,219
Qualified XVI                                         13.770      16.685             21.17%               146,727.9       2,448,181

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                      Value
                                                     Per Unit         Increase (Decrease)           Units
                                             ------------------------     in Value of            Outstanding      Reserves
                                              Beginning     End of        Accumulation             at End         at End
                                               of Year       Year             Unit                of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XVII                                $  13.795   $  16.758          21.48%                 56,680.1   $    949,819
Qualified XVIII                                  13.795      16.758          21.48%                 75,738.1      1,269,184
Qualified XIX                                     9.041      10.989          21.55%                 30,746.7        337,866
Qualified XX                                     11.960      14.528          21.47%                 23,436.6        340,489
---------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Qualified III                                    23.440      29.339          25.17%              2,244,308.4     65,845,563
Qualified V                                      19.248      24.053          24.96%                  6,631.6        159,509
Qualified VI                                     19.291      24.145          25.16%              2,186,996.3     52,805,949
Qualified VIII                                   16.585      20.756          25.15%                 11,497.4        238,643
Qualified X (1.15)                                9.473      10.502          10.86%    (11)         12,126.4        127,350
Qualified X (1.25)                                9.828      10.495           6.79%     (5)         42,212.8        443,007
Qualified XI                                     19.405      24.361          25.54%                182,556.6      4,447,294
Qualified XII (0.40)                             14.188      15.676          10.49%    (11)         36,644.4        574,430
Qualified XII (0.45)                              9.984      10.673           6.90%    (12)            191.7          2,046
Qualified XII (0.50)                             10.726      11.320           5.54%     (4)         71,604.9        810,587
Qualified XII (0.75)                              9.963      10.653           6.93%     (6)         49,316.4        525,368
Qualified XII (0.80)                             11.274      12.055           6.93%     (5)        376,470.9      4,538,245
Qualified XII (0.85)                             12.661      15.706          24.05%     (1)        382,755.1      6,011,447
Qualified XII (0.90)                             11.183      11.654           4.21%     (4)            957.3         11,156
Qualified XII (0.95)                             12.478      15.664          25.53%                103,316.6      1,618,377
Qualified XII (1.00)                             12.467      15.644          25.48%                291,491.9      4,559,986
Qualified XII (1.05)                             12.457      15.623          25.42%                 25,784.2        402,826
Qualified XII (1.10)                             14.846      15.602           5.09%     (4)          1,487.6         23,210
Qualified XII (1.15)                             12.437      15.582          25.29%                 75,919.6      1,182,959
Qualified XII (1.20)                             13.387      15.561          16.24%     (2)         19,782.0        307,830
Qualified XII (1.25)                             12.394      15.541          25.39%     (1)          1,059.7         16,468
Qualified XII (1.30)                             12.406      15.520          25.10%                  1,073.5         16,661
Qualified XII (1.40)                             14.631      15.479           5.80%     (5)             45.6            706
Qualified XII (1.50)                             12.365      15.438          24.85%                  1,255.5         19,383
Qualified XIII                                   19.384      24.335          25.54%                 48,710.8      1,185,364
Qualified XV                                     19.352      24.294          25.54%                171,101.9      4,156,785
Qualified XVI                                    19.256      24.041          24.85%                 28,002.3        673,209
Qualified XVII                                   19.291      24.145          25.16%                  5,459.7        131,826
Qualified XVIII                                  10.055      10.495           4.38%     (5)          1,552.3         16,292
---------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Qualified III                                    17.709      20.829          17.62%              2,962,630.7     61,707,422
Qualified V                                      16.782      19.707          17.43%                  3,201.7         63,094
Qualified VI                                     16.986      19.978          17.61%              4,030,904.1     80,530,902
Qualified VIII                                   14.312      16.832          17.61%                 21,064.0        354,542
Qualified X (1.15)                               17.056      20.081          17.74%                 27,591.3        554,056
Qualified X (1.25)                               16.986      19.978          17.61%                467,483.6      9,339,562
Qualified XI                                     17.087      20.157          17.97%                273,684.1      5,516,618
Qualified XII (0.40)                             12.570      13.602           8.21%    (11)        168,912.2      2,297,502
Qualified XII (0.50)                             10.711      10.797           0.80%     (4)        113,510.7      1,225,536
Qualified XII (0.75)                             10.009       9.781          (2.28%)    (6)         34,687.8        339,267
Qualified XII (0.80)                             11.338      11.041          (2.62%)    (5)        850,743.3      9,392,885
Qualified XII (0.85)                             11.868      13.628          14.83%     (1)        434,053.9      5,915,156
Qualified XII (0.90)                             10.020      11.029          10.07%    (10)              9.8            108
Qualified XII (0.95)                             11.522      13.592          17.97%                234,075.3      3,181,491
Qualified XII (1.00)                             11.512      13.574          17.91%                715,388.6      9,710,570
Qualified XII (1.05)                             11.503      13.556          17.85%                 29,581.3        401,001
Qualified XII (1.10)                             11.633      13.538          16.38%     (1)          3,300.1         44,677
Qualified XII (1.15)                             11.484      13.520          17.73%                 88,163.2      1,191,979
Qualified XII (1.20)                             12.274      13.502          10.00%     (2)         13,604.4        183,691
Qualified XII (1.25)                             11.465      13.485          17.62%                  2,493.0         33,617
Qualified XII (1.30)                             11.456      13.467          17.55%                    312.5          4,208

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                    Per Unit          Increase (Decrease)        Units
                                            ------------------------      in Value of         Outstanding       Reserves
                                             Beginning     End of         Accumulation           at End          at End
                                              of Year       Year              Unit              of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Qualified XII (1.40)                         $  13.542   $  13.431           (0.82%)   (5)            125.4   $       1,685
Qualified XII (1.50)                            11.418      13.396           17.32%                 3,207.5          42,967
Qualified XIII                                  17.068      20.135           17.97%                81,257.4       1,636,113
Qualified XV                                    17.040      20.102           17.97%               353,311.2       7,102,088
Qualified XVI                                   16.955      19.892           17.32%                45,319.7         901,506
Qualified XVII                                  16.986      19.978           17.61%                 3,854.9          77,015
Qualified XVIII                                 16.986      19.978           17.61%                10,839.2         216,551
---------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Qualified III                                   16.608      20.929           26.02%             1,564,888.2      32,751,256
Qualified V                                     14.647      18.429           25.82%                 1,068.6          19,693
Qualified VI                                    14.400      18.146           26.01%             6,541,818.7     118,710,603
Qualified VIII                                  14.701      18.525           26.01%                 3,988.5          73,886
Qualified X (1.15)                              16.172      20.400           26.14%                47,435.8         967,704
Qualified X (1.25)                              16.131      20.328           26.02%               717,871.6      14,592,925
Qualified XI                                    14.485      18.309           26.40%               277,044.4       5,072,289
Qualified XII (0.40)                            15.042      16.863           12.11%   (11)        169,615.2       2,860,277
Qualified XII (0.45)                            10.302      11.057            7.33%   (12)            817.4           9,038
Qualified XII (0.50)                            10.256      11.551           12.63%    (4)          4,868.6          56,236
Qualified XII (0.75)                             9.961      11.036           10.79%    (6)         42,864.5         473,063
Qualified XII (0.80)                            10.967      12.153           10.81%    (5)      1,058,534.2      12,864,165
Qualified XII (0.85)                            13.562      16.895           24.58%    (1)        129,123.4       2,181,602
Qualified XII (0.90)                            10.840      11.792            8.78%    (4)            168.7           1,989
Qualified XII (0.95)                            13.332      16.851           26.40%               197,937.5       3,335,428
Qualified XII (1.00)                            13.321      16.829           26.33%               767,052.8      12,908,505
Qualified XII (1.05)                            13.310      16.806           26.27%                51,411.7         864,048
Qualified XII (1.10)                            14.258      16.784           17.72%    (2)          2,769.4          46,482
Qualified XII (1.15)                            13.288      16.762           26.14%                60,127.4       1,007,864
Qualified XII (1.20)                            14.232      16.740           17.62%    (2)         45,970.5         769,546
Qualified XII (1.25)                            13.156      16.718           27.08%    (1)          1,238.6          20,707
Qualified XII (1.30)                            13.256      16.696           25.95%                 2,748.4          45,888
Qualified XII (1.40)                            15.190      16.652            9.62%    (5)          1,524.7          25,389
Qualified XII (1.50)                            13.212      16.608           25.70%                 5,824.3          96,729
Qualified XIII                                  14.470      18.289           26.39%                84,841.6       1,551,639
Qualified XV                                    14.445      18.258           26.40%               109,122.7       1,992,390
Qualified XVI                                   14.374      18.068           25.70%                91,619.6       1,655,394
Qualified XVII                                  14.400      18.146           26.01%                29,383.6         533,207
Qualified XVIII                                 16.131      20.328           26.02%                18,939.4         385,001
Annuity contracts in payment period                                                                                  56,047
---------------------------------------------------------------------------------------------------------------------------

   Qualified I     Individual contracts issued prior to May 1, 1975 in
                   connection with "Qualified Corporate Retirement Plans"
                   established pursuant to Section 401 of the Internal Revenue
                   Code ("Code"); Tax-Deferred Annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                   Retirement Annuity Plans established by or on behalf of
                   individuals pursuant to section 408(b) of the Code;
                   Individual contracts issued prior to November 1, 1975 in
                   connection with "H.R. 10 Plans" established by persons
                   entitled to the benefits of the Self-Employed Individuals Tax
                   Retirement Act of 1962, as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified
                   Corporate Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity
                   Plans.

   Qualified III   Individual contracts issued in connection with Tax-Deferred
                   Annuity Plans and Individual Retirement Annuity Plans since
                   May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                   contracts issued since October 1, 1978 in connection with
                   Tax-Deferred Annuity Plans and group contracts issued since
                   May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

   Qualified V     Group AetnaPlus contracts issued since August 28, 1992 in
                   connection with Optional Retirement Plans established
                   pursuant to Section 403(b) or 401(a) of the Internal Revenue
                   Code.

   Qualified VI    Group AetnaPlus contracts issued in connection with
                   Tax-Deferred Annuity Plans and Retirement Plus Plans since
                   August 28, 1992.

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

   Qualified VII     Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

   Qualified VIII    Group AetnaPlus contracts issued in connection with
                     Tax-Deferred Annuity Plans and Deferred Compensation Plans
                     adopted by state and local governments since June 30, 1993.

   Qualified IX      Certain large group contracts (Jumbo) that were converted
                     to ACES, an administrative system (previously valued under
                     Qualified VI).

   Qualified X       Individual Retirement Annuity and Simplified Employee
                     Pension Plans issued or converted to ACES, an
                     administrative system.

   Qualified XI      Certain large group contracts issued in connection with
                     Deferred Compensation Plans adopted by state and local
                     governments since January 1996.

   Qualified XII     Group Deferred Compensation Plan contracts shown separately by applicable daily charge.

   Qualified XIII    Certain existing contracts issued in connection with
                     Tax-Deferred Annuity Plans and Retirement Plus Plans issued through product exchange (previously valued under Qualified
                     VI).

   Qualified XIV     Certain existing contracts issued in connection with
                     Tax-Deferred Annuity Plans that were converted to ACES, an administrative system (previously valued under Qualified
                     III).

   Qualified XV      Certain existing contracts issued in connection with
                     Tax-Deferred Annuity Plans (previously valued under
                     Qualified VI).

   Qualified XVI     Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective April 7, 1997.

   Qualified XVII    Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

   Qualified XVIII   Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

   Qualified XIX     Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

   Qualified XX      Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

Notes to Condensed Financial Information

 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1998.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1998.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1998.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1998.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1998.

 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.

(10) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1998.

(11) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1998.

(12) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1998.

See Notes to Financial Statements

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

       Aetna Ascent VP                                         Fidelity Investments Variable Insurance Products
       Aetna Balanced VP                                       Fund II:
       Aetna Bond VP                                           o Asset Manager Portfolio
       Aetna Crossroads VP                                     o Contrafund Portfolio
       Aetna GET Fund, Series B                                o Index 500 Portfolio
       Aetna GET Fund, Series C                                Janus Aspen Series:
       Aetna GET Fund, Series D                                o Aggressive Growth Portfolio
       Aetna Growth and Income VP                              o Balanced Portfolio
       Aetna Growth VP                                         o Flexible Income Portfolio
       Aetna High Yield VP                                     o Growth Portfolio
       Aetna Index Plus Bond VP                                o Worldwide Growth Portfolio
       Aetna Index Plus Large Cap VP                           Lexington Emerging Markets Fund
       Aetna Index Plus Mid Cap VP                             Lexington Natural Resources Trust Fund
       Aetna Index Plus Small Cap VP                           MFS Funds:
       Aetna International VP                                  o Total Return Series
       Aetna Legacy VP                                         Oppenheimer Funds:
       Aetna Money Market VP                                   o Global Securities Fund
       Aetna Real Estate Securities VP                         o Strategic Bond Fund
       Aetna Small Company VP                                  Portfolio Partners, Inc. (PPI):
       Aetna Value Opportunity VP                              o PPI MFS Emerging Equities Portfolio
       Calvert Social Balanced Portfolio                       o PPI MFS Research Growth Portfolio
       Fidelity Investments Variable Insurance Products Fund:  o PPI MFS Value Equity Portfolio
       o Equity-Income Portfolio                               o PPI Scudder International Growth Portfolio
       o Growth Portfolio                                      o PPI T. Rowe Price Growth Equity Portfolio
       o High Income Portfolio
       o Overseas Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and 1997 aggregated $3,304,244,413 and $2,443,668,181; $4,059,988,283 and
   $2,013,561,413, respectively.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

-------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                             Valuation        Proceeds         Cost of          Net
                                                              Period            from         Investments     Realized
                                            Dividends       Deductions          Sales           Sold        Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------

  Aetna Ascent VP: (1)                   $    4,099,373   ($    970,989)   $   11,412,260   $  8,849,863   $  2,562,397
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Balanced VP: (2)                    164,981,369     (11,769,413)      170,317,767    127,614,543     42,703,224
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Bond VP: (3)                         22,962,206      (4,524,317)       60,705,518     60,183,593        521,925
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Crossroads VP: (4)                    2,857,543        (807,577)       14,346,330     11,896,097      2,450,233
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series B:                  17,006,590      (1,044,377)       35,975,652     24,014,822     11,960,830
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series C:                  25,369,439      (3,371,574)       95,082,475     71,161,693     23,920,782
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series D:                   1,154,248        (337,762)                0              0              0
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Growth and Income VP: (5)         1,089,290,192     (73,720,169)    1,128,903,988    938,855,493    190,048,495
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Growth VP: (6)                          124,674        (348,321)        5,016,498      4,785,323        231,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna High Yield VP: (7)                      121,758          (5,391)        1,502,593      1,551,979        (49,386)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Bond VP:                      75,564          (3,850)          559,445        551,414          8,031
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Large Cap VP: (8)         10,603,464      (1,786,058)       13,329,755     11,362,468      1,967,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Mid Cap VP: (9)              198,320         (11,890)        1,297,593      1,306,891         (9,298)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Small Cap VP: (10)           195,090         (14,898)        1,781,711      2,020,397       (238,686)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna International VP: (11)                  101,318          (9,462)        1,561,383      1,739,124       (177,741)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Legacy VP: (12)                       2,324,968        (578,374)       11,247,035     10,271,411        975,624
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Money Market VP: (13)                12,126,669      (3,036,771)      277,970,761    276,464,964      1,505,797
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Real Estate Securities VP: (14)          77,295          (6,563)          418,128        466,072        (47,944)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                 Net
          Net Unrealized
            Gain (Loss)                     Net          Increase (Decrease)                 Net Assets
----------------------------------       Change in          In Net Assets      --------------------------------------
   Beginning             End            Unrealized            from Unit            Beginning             End
    of Year            of Year          Gain (Loss)         Transactions            of Year            of Year
-----------------------------------------------------------------------------------------------------------------
 $  5,507,794      $   1,897,575      ($   3,610,219)      $   11,804,390
                                                                                $   72,115,304     $   86,000,256
-----------------------------------------------------------------------------------------------------------------
  141,499,248         87,636,330         (53,862,918)        (119,806,746)
                                                                                   968,354,403        982,574,403
                                                                                    21,193,276         29,218,792
-----------------------------------------------------------------------------------------------------------------
   (1,128,028)         4,484,663           5,612,691          (19,343,273)
                                                                                   372,629,553        377,693,504
                                                                                     6,218,756          6,384,037
-----------------------------------------------------------------------------------------------------------------
    2,614,303            598,907          (2,015,396)          21,876,020
                                                                                    49,739,310         74,028,644
                                                                                             0             71,489
-----------------------------------------------------------------------------------------------------------------
   22,946,346          6,591,127         (16,355,219)         (31,539,579)
                                                                                    79,552,932         59,581,177
-----------------------------------------------------------------------------------------------------------------
   46,742,374         52,568,856           5,826,482          (90,386,869)
                                                                                   236,822,693        198,180,953
-----------------------------------------------------------------------------------------------------------------
            0             75,991              75,991          270,087,653
                                                                                             0        270,980,130
-----------------------------------------------------------------------------------------------------------------
  438,575,885        (10,415,627)       (448,991,512)        (952,072,750)
                                                                                 6,078,549,136      5,846,282,205
                                                                                   292,045,818        328,867,005
-----------------------------------------------------------------------------------------------------------------
     (237,223)         7,094,432           7,331,655           56,413,060
                                                                                     1,098,483         64,734,239
                                                                                             0            116,487
-----------------------------------------------------------------------------------------------------------------
            0           (104,129)           (104,129)           1,281,526
                                                                                             0          1,244,378
-----------------------------------------------------------------------------------------------------------------
            0            (60,361)            (60,361)           1,406,227
                                                                                             0          1,425,611
-----------------------------------------------------------------------------------------------------------------
    6,964,574         38,198,247          31,233,673          113,822,649
                                                                                    83,098,319        238,578,749
                                                                                        76,758            437,343
-----------------------------------------------------------------------------------------------------------------
            0            420,810             420,810            3,518,535
                                                                                             0          4,116,477
-----------------------------------------------------------------------------------------------------------------
            0            395,906             395,906            4,615,743
                                                                                             0          4,953,155
-----------------------------------------------------------------------------------------------------------------
            0             53,600              53,600            2,048,312
                                                                                             0          2,016,027
-----------------------------------------------------------------------------------------------------------------
      588,337           (120,205)           (708,542)          18,514,701
                                                                                    32,749,254         53,070,226
                                                                                        53,658            261,063
-----------------------------------------------------------------------------------------------------------------
    5,712,842          5,409,256            (303,586)           8,301,664          240,346,197        258,856,854
                                                                                             0             83,117
-----------------------------------------------------------------------------------------------------------------
            0           (110,732)           (110,732)           1,649,010
                                                                                             0          1,561,066
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                    Valuation        Proceeds       Cost of          Net
                                                                      Period           from       Investments      Realized
                                                     Dividends      Deductions         Sales          Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Small Company VP: (15)                     $    408,671   ($    374,596)   $12,808,646    $13,441,212   ($    632,566)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Value Opportunity VP: (16)                      321,076        (248,765)     5,237,037      5,066,190         170,847
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                  4,618,537        (706,037)     6,463,168      4,551,117       1,912,051
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                           12,563,282      (2,635,293)    26,794,870     20,300,865       6,494,005
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                  18,444,780      (2,023,269)    12,322,259     10,024,949       2,297,310
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  High Income Portfolio:                                      0          (5,690)       112,691        124,297         (11,606)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio:                                 1,074,038        (179,663)     7,836,104      7,260,256         575,848
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                            2,980,690        (315,932)     2,910,017      2,416,750         493,267
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Contrafund Portfolio:                              15,297,373      (3,578,430)    26,959,224     18,010,395       8,948,829
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio:                                2,402,321        (956,584)     3,863,355      2,441,761       1,421,594
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                                0      (2,715,064)    29,546,424     20,073,556       9,472,868
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio:                                 2,769,822        (716,695)     5,961,535      4,458,066       1,503,469
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                          1,688,473        (284,556)     6,263,674      5,778,906         484,768
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                   6,243,312      (1,192,652)    10,856,472      7,922,879       2,933,593
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                        20,289,794      (6,298,518)    89,412,749     61,701,159      27,711,590
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                      401,401         (60,257)     3,629,654      4,888,912      (1,259,258)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:             1,725,445        (338,985)    20,532,500     19,980,740         551,760
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                             Net
         Net Unrealized
           Gain (Loss)                   Net         Increase (Decrease)               Net Assets
--------------------------------      Change in         In Net Assets      ------------------------------
   Beginning           End           Unrealized           from Unit           Beginning           End
    of Year          of Year         Gain (Loss)        Transactions           of Year          of Year
---------------------------------------------------------------------------------------------------------
   ($166,700)        ($403,739)        ($237,039)        $43,856,203
                                                                              $4,956,212      $47,966,985
                                                                                       0            9,901
---------------------------------------------------------------------------------------------------------
    (274,002)        3,491,978         3,765,980          22,736,361
                                                                               2,039,640       28,785,139
---------------------------------------------------------------------------------------------------------
   7,196,636         9,585,862         2,389,226           1,243,219
                                                                              54,444,411       63,901,407
---------------------------------------------------------------------------------------------------------
  33,998,298        37,581,942         3,583,644          15,460,299
                                                                             190,735,350      226,201,287
---------------------------------------------------------------------------------------------------------
  22,394,599        60,197,198        37,802,599          45,629,738
                                                                             128,257,345      230,408,503
---------------------------------------------------------------------------------------------------------
           0             8,863             8,863           1,619,989
                                                                                       0        1,611,556
---------------------------------------------------------------------------------------------------------
     225,478           253,388            27,910            (132,737)
                                                                              13,449,206       14,814,602
---------------------------------------------------------------------------------------------------------
   3,922,056         3,974,260            52,204             290,089
                                                                              23,199,341       26,699,659
---------------------------------------------------------------------------------------------------------
  50,217,979       106,134,557        55,916,578          26,948,171
                                                                             256,548,805      360,081,326
---------------------------------------------------------------------------------------------------------
  11,512,547        26,655,788        15,143,241          17,619,975
                                                                              57,721,771       93,352,318
---------------------------------------------------------------------------------------------------------
  36,485,267        99,893,644        63,408,377          11,462,457
                                                                             210,600,444      292,229,082
---------------------------------------------------------------------------------------------------------
   4,804,494        20,140,807        15,336,313          38,532,102
                                                                              37,451,981       94,876,992
---------------------------------------------------------------------------------------------------------
     381,113           175,498          (205,615)         16,062,139
                                                                              14,756,039       32,501,248
---------------------------------------------------------------------------------------------------------
  11,683,190        34,398,134        22,714,944          22,205,253
                                                                              79,992,417      132,697,360
                                                                                  35,986          235,492
---------------------------------------------------------------------------------------------------------
  62,504,868       137,641,800        75,136,932          70,151,913
                                                                             429,093,163      615,835,740
                                                                                 116,838          365,972
---------------------------------------------------------------------------------------------------------
    (968,279)       (1,654,236)         (685,957)            (90,067)
                                                                               5,788,593        4,094,455
---------------------------------------------------------------------------------------------------------
   1,786,893        (6,226,325)       (8,013,218)        (17,149,400)
                                                                              42,965,725       19,741,327
---------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                   Valuation          Proceeds          Cost of             Net
                                                                    Period              from          Investments        Realized
                                                Dividends         Deductions           Sales              Sold          Gain (Loss)
                                             ---------------- ------------------  ---------------- ----------------- --------------

   MFS Fund:
   Total Return Series:                                  $0              ($980)          $12,895           $13,063          ($168)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Global Securities Fund:                                0             (3,966)        1,212,566         1,238,363        (25,797)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                   0            (10,626)          961,012           980,672        (19,660)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:           1,085,565         (4,502,863)       75,859,428        69,641,869      6,217,559
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                52,603         (2,749,051)       46,349,744        43,146,611      3,203,133
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                  176,769         (1,585,851)       15,602,083        13,837,807      1,764,276
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:      366,652         (2,452,299)      173,282,604       152,346,231     20,936,373
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:     1,039,956         (2,274,233)       27,448,578        24,867,649      2,580,929
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C          $1,447,620,640      ($138,558,611)   $2,443,668,181    $2,067,610,422   $376,057,759
===================================================================================================================================

 (1) Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.

 (2) Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.

 (3) Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.

 (4) Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

 (5) Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.

 (6) Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.

 (7) Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.

 (8) Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

 (9) Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.

(10) Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.

(11) Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.

(12) Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(13) Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.

(14) Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.

(15) Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(16) Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

---------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
           Gain (Loss)                  Net         Increase (Decrease)                   Net Assets
--------------------------------     Change in         In Net Assets      -------------------------------------
   Beginning           End           Unrealized          from Unit             Beginning               End
    of Year          of Year        Gain (Loss)        Transactions             of Year              of Year
---------------------------------------------------------------------------------------------------------------
          $0           $21,009          $21,009             $365,906
                                                                                        $0             $385,767
---------------------------------------------------------------------------------------------------------------
           0            90,591           90,591              915,293
                                                                                         0              976,121
---------------------------------------------------------------------------------------------------------------
           0            23,736           23,736            2,263,649
                                                                                         0            2,253,578
---------------------------------------------------------------------------------------------------------------

                                                                                         0                3,521
---------------------------------------------------------------------------------------------------------------
  (3,901,193)       87,984,814       91,886,007          (13,492,672)
                                                                               352,966,999          434,156,330
---------------------------------------------------------------------------------------------------------------
                                                                                    23,166               27,431
  (4,166,217)       40,672,835       44,839,052          (30,288,218)
                                                                               227,029,997          242,087,516
---------------------------------------------------------------------------------------------------------------
   1,637,084        30,665,227       29,028,143            5,182,435
                                                                               116,286,704          150,852,476
---------------------------------------------------------------------------------------------------------------
   3,033,630        18,451,441       15,417,811          (35,002,543)
                                                                               202,699,815          201,965,809
---------------------------------------------------------------------------------------------------------------
   3,371,568        45,568,978       42,197,410            2,934,376
                                                                               169,450,553          215,872,943
                                                                                         0               56,047
---------------------------------------------------------------------------------------------------------------
$915,465,761      $949,942,696      $34,476,935       ($ 448,485,797)      $11,155,254,351      $12,426,365,277
===============================================================================================================

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation       Proceeds       Cost of          Net
                                                                       Period          from       Investments     Realized
                                                   Dividends         Deductions       Sales           Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                          $1,291,034,822     ($ 68,500,273) $205,088,291   $150,120,010   $ 54,968,281
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Income Shares:                              22,258,737        (4,263,839)   46,789,033     49,260,722     (2,471,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                        9,635,587        (2,938,575)  206,958,669    210,166,945     (3,208,276)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:            128,304,517       (10,844,018)   37,558,168     27,770,494      9,787,674
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                         13,341,021        (1,078,816)    7,648,728      4,940,723      2,708,005
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                          3,678,012        (3,257,441)   13,972,003     11,896,317      2,075,686
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                   4,541,482          (578,657)      498,613        380,091        118,522
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:               3,316,159          (392,434)      409,248        325,568         83,680
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                   1,788,369          (229,584)    2,265,127      2,019,840        245,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
  Aetna Variable Capital Appreciation Portfolio:       312,433            (2,197)      123,165        113,851          9,314
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Growth Portfolio:                     249,335            (1,093)       80,207         72,190          8,017
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:               3,327,658          (542,532)   29,980,862     29,823,433        157,429
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Small Company Portfolio:              269,004            (5,868)      478,457        428,319         50,138
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Alger American Funds:
  Growth Portfolio: (1)                              1,199,482        (1,526,918)  169,481,196    134,718,793     34,762,403
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Small Capitalization Portfolio: (7)               11,721,861        (3,575,543)  403,516,606    343,440,431     60,076,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                 Net
           Net Unrealized
            Gain (Loss)                     Net          Increase (Decrease)                  Net Assets
-----------------------------------      Change in          In Net Assets      -----------------------------------
    Beginning             End            Unrealized           from Unit            Beginning              End
     of Year            of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------
   $327,744,944      $438,575,885       $110,830,941          $75,435,966
                                                                                $4,694,078,344      $6,078,549,136
                                                                                   212,746,872         292,045,818
------------------------------------------------------------------------------------------------------------------
     (9,314,233)       (1,128,028)         8,186,205           (4,710,418)
                                                                                   354,233,289         372,629,553
                                                                                     5,616,023           6,218,756
------------------------------------------------------------------------------------------------------------------
       (750,036)        5,712,842          6,462,878          (14,909,883)
                                                                                   245,304,466         240,346,197
------------------------------------------------------------------------------------------------------------------
     97,219,569       141,499,248         44,279,679            2,724,400
                                                                                   800,532,626         968,354,403
                                                                                    14,762,802          21,193,276
------------------------------------------------------------------------------------------------------------------
     17,286,695        22,946,346          5,659,651           (6,139,082)
                                                                                    65,062,153          79,552,932
------------------------------------------------------------------------------------------------------------------
      2,983,885        46,742,374         43,758,489           (8,490,216)
                                                                                   199,058,163         236,822,693
------------------------------------------------------------------------------------------------------------------
      1,716,824         5,507,794          3,790,970           42,582,396
                                                                                    21,660,591          72,115,304
------------------------------------------------------------------------------------------------------------------
        838,329         2,614,303          1,775,974           30,197,010
                                                                                    14,758,921          49,739,310
------------------------------------------------------------------------------------------------------------------
        112,482           588,337            475,855           21,455,983
                                                                                     9,067,002          32,749,254
                                                                                             0              53,658
------------------------------------------------------------------------------------------------------------------
              0          (274,002)          (274,002)           1,994,092
                                                                                             0           2,039,640
------------------------------------------------------------------------------------------------------------------
              0          (237,223)          (237,223)           1,079,447
                                                                                             0           1,098,483
------------------------------------------------------------------------------------------------------------------
         80,325         6,964,574          6,884,249           62,694,836
                                                                                    10,653,437          83,098,319
                                                                                             0              76,758
------------------------------------------------------------------------------------------------------------------
              0          (166,700)          (166,700)           4,809,638
                                                                                             0           4,956,212
------------------------------------------------------------------------------------------------------------------
      6,730,808                 0         (6,730,808)        (132,576,331)
                                                                                   104,872,172                   0
------------------------------------------------------------------------------------------------------------------
     39,364,541                 0        (39,364,541)        (352,729,122)
                                                                                   323,871,170                   0
                                                                                             0                   0
------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                             Valuation       Proceeds        Cost of            Net
                                                              Period           from        Investments       Realized
                                             Dividends      Deductions        Sales            Sold         Gain (Loss)
------------------------------------------------------------------------------------------------------------------------

  American Century Investments -
  Capital Appreciation Fund: (2)            $ 5,882,464    ($ 2,974,651)  $347,378,690    $348,986,817     ($ 1,608,127)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:          3,787,208        (578,804)     1,767,421       1,342,657          424,764
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                   11,536,379      (1,844,101)     2,876,456       2,187,102          689,354
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                           3,033,640      (1,277,878)     1,967,157       1,268,813          698,344
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio:                           762,691        (144,474)     6,265,740       5,529,606          736,134
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                    2,134,313        (253,981)     1,353,806       1,132,813          220,993
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Contrafund Portfolio:                       4,376,096      (2,382,593)       989,526         754,795          234,731
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio:                          890,215        (515,853)     2,042,782       1,517,607          525,175
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)   1,578,341        (279,189)    35,001,358      34,302,739          698,619
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                        0      (2,188,842)    16,697,333      12,596,723        4,100,610
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio:                           940,676        (329,511)     1,236,230         981,509          254,721
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                    757,640        (131,213)     4,035,296       3,816,553          218,743
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                           1,871,919        (768,752)     1,933,431       1,461,183          472,248
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Portfolio: (4)                 64,108         (25,465)     5,452,797       5,400,161           52,636
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                 5,510,563      (4,109,527)    16,620,763      10,266,465        6,354,298
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                              Net
         Net Unrealized
          Gain (Loss)                    Net          Increase (Decrease)                Net Assets
-------------------------------       Change in          In Net Assets      -------------------------------
   Beginning           End           Unrealized            from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------
   $8,139,519               $0       ($8,139,519)        ($339,404,560)
                                                                             $346,244,393                $0
-----------------------------------------------------------------------------------------------------------
    2,963,927        7,196,636         4,232,709             6,589,199
                                                                               39,989,335        54,444,411
-----------------------------------------------------------------------------------------------------------
   10,675,870       33,998,298        23,322,428            50,561,862
                                                                              106,469,428       190,735,350
-----------------------------------------------------------------------------------------------------------
    5,256,264       22,394,599        17,138,335            28,222,857
                                                                               80,442,047       128,257,345
-----------------------------------------------------------------------------------------------------------
      649,630          225,478          (424,152)            4,069,619
                                                                                8,449,388        13,449,206
-----------------------------------------------------------------------------------------------------------
    2,502,591        3,922,056         1,419,465             2,575,422
                                                                               17,103,129        23,199,341
-----------------------------------------------------------------------------------------------------------
   15,161,493       50,217,979        35,056,486           100,377,564
                                                                              118,886,521       256,548,805
-----------------------------------------------------------------------------------------------------------
    2,304,865       11,512,547         9,207,682            26,383,649
                                                                               21,230,903        57,721,771
-----------------------------------------------------------------------------------------------------------
      405,959                0          (405,959)          (24,948,755)
                                                                               23,356,943                 0
-----------------------------------------------------------------------------------------------------------
   17,668,916       36,485,267        18,816,351            16,995,758
                                                                              172,876,567       210,600,444
-----------------------------------------------------------------------------------------------------------
      751,567        4,804,494         4,052,927            17,251,901
                                                                               15,281,267        37,451,981
-----------------------------------------------------------------------------------------------------------
      140,666          381,113           240,447             5,252,958
                                                                                8,417,464        14,756,039
-----------------------------------------------------------------------------------------------------------
    2,192,571       11,683,190         9,490,619            28,161,560
                                                                               40,800,809        79,992,417
                                                                                        0            35,986
-----------------------------------------------------------------------------------------------------------
       (6,468)               0             6,468            (1,788,353)
                                                                                1,690,606                 0
-----------------------------------------------------------------------------------------------------------
   16,710,390       62,504,868        45,794,478           203,261,915
                                                                              172,398,274       429,093,163
                                                                                        0           116,838
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                       Valuation          Proceeds        Cost of           Net
                                                                        Period              from        Investments      Realized
                                                       Dividends      Deductions           Sales            Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                         $4,375        ($79,412)      $1,639,618      $1,424,729       $214,889
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               1,239,038        (531,930)      14,866,827      11,618,994      3,247,833
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
   Growth Portfolio: (5)                                 8,158,940      (1,195,227)     128,039,479     103,983,767     24,055,712
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                          0        (406,682)       3,797,005       3,880,012        (83,007)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                            0        (262,081)       1,453,829       1,486,006        (32,177)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                               0        (133,426)         928,145         929,114           (969)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Scudder International Growth Portfolio:               0        (235,626)      13,091,485      12,881,912        209,573
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS T. Rowe Price Growth Equity Portfolio:                0        (193,734)         891,088         887,544          3,544
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
   International Portfolio: (6)                          4,599,123      (2,286,635)     278,386,778     238,895,623     39,491,155
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C                 $1,552,106,208   ($120,867,375)  $2,013,561,413  $1,773,010,971   $240,550,442
===================================================================================================================================

(1)  Effective November 28, 1997, this funds assets were transferred to the PPI
     T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, this funds assets were transferred to Aetna Income Shares.

(4) Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

(7) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.

-------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                         Net
            Gain (Loss)                     Net          Increase (Decrease)                   Net Assets
----------------------------------       Change in          In Net Assets      ------------------------------------
   Beginning             End            Unrealized            from Unit            Beginning               End
    of Year            of Year          Gain (Loss)         Transactions            of Year              of Year
-------------------------------------------------------------------------------------------------------------------
 $    102,991       ($   968,279)     ($  1,071,270)       $    1,874,530
                                                                                $    4,845,481      $     5,788,593
-------------------------------------------------------------------------------------------------------------------
    3,997,171          1,786,893         (2,210,278)           17,376,715
                                                                                    23,844,347           42,965,725
-------------------------------------------------------------------------------------------------------------------
    9,459,521                  0         (9,459,521)         (116,641,588)
                                                                                    95,081,684                    0
-------------------------------------------------------------------------------------------------------------------
            0         (3,901,193)        (3,901,193)          357,381,047
                                                                                             0          352,966,999
                                                                                             0               23,166
-------------------------------------------------------------------------------------------------------------------
            0         (4,166,217)        (4,166,217)          231,490,472
                                                                                             0          227,029,997
-------------------------------------------------------------------------------------------------------------------
            0          1,637,084          1,637,084           114,784,015
                                                                                             0          116,286,704
-------------------------------------------------------------------------------------------------------------------
            0          3,033,630          3,033,630           199,692,238
                                                                                             0          202,699,815
-------------------------------------------------------------------------------------------------------------------
            0          3,371,568          3,371,568           166,269,175
                                                                                             0          169,450,553
-------------------------------------------------------------------------------------------------------------------
   29,299,509                  0        (29,299,509)         (204,019,879)
                                                                                   191,515,746                    0
-------------------------------------------------------------------------------------------------------------------
 $612,391,085        $915,465,761      $303,074,676        $  615,188,037       $8,565,202,363      $11,155,254,351
===================================================================================================================

                         Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
  Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                          /s/ KPMG LLP

Hartford, Connecticut
February 26, 1999

                          VARIABLE ANNUITY ACCOUNT C
            Index to Financials for period ended September 30, 1999


                                                                                Page
                                                                                ----
Statement of Assets and Liabilities as of September 30, 1999 (unaudited) ....   S-43

Statements of Operations and Changes in Net Assets for the Nine Month Periods
 Ended September 30, 1999 and September 30, 1998 (unaudited) ................   S-47

Condensed Financial Information for the Nine Month Period
 Ended September 30, 1999 (unaudited) .......................................   S-48

Notes to Financial Statements (unaudited) ...................................   S-73

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1999 (Unaudited)

ASSETS:
Investments, at net asset value: (Note 1)                                                                   Net
                                                                  Shares               Cost              Assets
                                                                  ------               ----              ------
 Aetna Ascent VP:                                              5,369,982    $    75,717,271     $    77,488,836
 Aetna Balanced VP:                                           62,321,434        919,720,622         937,314,365
 Aetna Bond VP:                                               25,956,253        335,983,289         329,903,981
 Aetna Crossroads VP:                                          4,807,874         65,041,078          65,242,848
 Aetna Get Fund, Series C:                                    12,713,188        142,602,585         150,651,276
 Aetna Get Fund, Series D:                                    46,334,342        466,143,783         465,196,788
 Aetna Get Fund, Series E:                                    14,942,104        150,284,212         147,777,406
 Aetna Get Fund, Series G:                                       387,463          3,879,074           3,882,342
 Aetna Growth and Income VP:                                 175,629,795      5,701,630,591       5,657,035,701
 Aetna Growth VP:                                              7,873,046        104,003,775         116,599,814
 Aetna High Yield VP:                                            216,277          2,055,658           2,011,373
 Aetna Index Plus Bond VP:                                       111,897          1,133,709           1,129,041
 Aetna Index Plus Large Cap VP:                               21,086,713        344,206,851         390,736,791
 Aetna Index Plus Mid Cap VP:                                    589,100          7,141,736           6,904,248
 Aetna Index Plus Small Cap VP:                                  733,668          7,235,092           7,204,625
 Aetna International VP:                                         313,479          3,919,338           4,125,386
 Aetna Legacy VP:                                              3,390,283         42,472,309          42,717,564
 Aetna Money Market VP:                                       21,468,597        280,154,609         283,995,184
 Aetna Real Estate Securities VP:                                252,323          2,255,013           2,114,463
 Aetna Small Company VP:                                       3,715,354         45,905,576          49,897,201
 Aetna Value Opportunity VP:                                   2,028,101         27,157,798          30,178,149
 AIM V.I. Funds:
  Capital Appreciation Fund:                                      20,802            558,525             558,313
  Growth and Income Fund:                                         99,372          2,615,210           2,569,771
  Growth Fund:                                                    62,699          1,719,728           1,716,068
  Value Fund:                                                    171,497          5,054,459           4,966,561
 Calvert Social Balanced Portfolio:                           28,455,990         53,426,566          62,119,427
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                     8,624,895        189,272,467         214,587,383
  Growth Portfolio:                                            7,736,541        289,436,002         344,043,961
  High Income Portfolio:                                         166,354          1,832,271           1,809,931
  Overseas Portfolio:                                            773,353         15,539,080          17,006,033
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                     1,544,829         24,504,060          26,509,260
  Contrafund Portfolio:                                       16,464,284        306,090,578         408,972,817
  Index 500 Portfolio:                                           737,381         83,070,469         107,539,660
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                15,932,226        386,311,980         596,821,170
  Balanced Portfolio:                                          7,837,963        164,840,137         190,148,973
  Flexible Income Portfolio:                                   2,749,391         33,131,848          31,810,450
  Growth Portfolio:                                            9,350,318        198,920,235         254,889,676
  Worldwide Growth Portfolio:                                 22,645,117        547,793,717         760,196,576
 Lexington Emerging Markets Fund:                                875,981          5,873,536           6,193,184
 Lexington Natural Resources Trust Fund:                       1,398,382         19,902,618          16,808,554
 MFS Funds:
  Total Return Series:                                            33,106            587,188             571,412
 Oppenheimer Funds:
  Global Securities Fund:                                        135,317          3,182,749           3,301,746
  Strategic Bond Fund:                                           659,667          3,290,517           3,199,386
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:                         7,289,066        332,379,079         449,443,807
  PPI MFS Research Growth Portfolio:                          17,847,635        179,065,730         216,313,337
  PPI MFS Value Equity Portfolio:                              4,059,460        128,934,890         171,999,321
  PPI Scudder International Growth Portfolio:                 11,463,413        210,802,505         223,192,647
  PPI T. Rowe Price Growth Equity Portfolio:                   3,789,820        170,241,912         209,577,029
                                                                            ---------------     ---------------
NET ASSETS                                                                  $12,087,022,027     $13,098,973,835
                                                                            ===============     ===============

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1999 (Unaudited & continued):

Net Assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 5)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................   $   77,488,836
Aetna Balanced VP:
  Annuity contracts in accumulation ..............................................      905,637,300
  Annuity contracts in payment period ............................................       31,677,065
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................      323,880,462
  Annuity contracts in payment period ............................................        6,023,519
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................       65,173,753
  Annuity contracts in payment period ............................................           69,095
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................      150,651,276
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ..............................................      465,196,788
Aetna Get Fund, Series E:
  Annuity contracts in accumulation ..............................................      147,777,406
Aetna Get Fund, Series G:
  Annuity contracts in accumulation ..............................................        3,882,342
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................    5,319,578,027
  Annuity contracts in payment period ............................................      337,457,674
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................      116,434,702
  Annuity contracts in payment period ............................................          165,112
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................        2,011,373
Aetna Index Plus Bond VP:
  Annuity contracts in accumulation ..............................................        1,129,041
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................      389,629,714
  Annuity contracts in payment period ............................................        1,107,077
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................        6,904,248
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ..............................................        7,204,625
Aetna International VP:
  Annuity contracts in accumulation ..............................................        4,125,386
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................       42,476,668
  Annuity contracts in payment period ............................................          240,896
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................      283,913,887
  Annuity contracts in payment period ............................................           81,297
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................        2,114,463
Aetna Small Company VP:
  Annuity contracts in accumulation ..............................................       49,888,216
  Annuity contracts in payment period ............................................            8,985

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1999 (Unaudited & continued):

Aetna Value Opportunity VP:
  Annuity contracts in accumulation .....................     $ 30,178,149
AIM V.I. Funds:
 Capital Appreciation Fund:
  Annuity contracts in accumulation .....................          558,313
 Growth and Income Fund:
  Annuity contracts in accumulation .....................        2,569,771
 Growth Fund:
  Annuity contracts in accumulation .....................        1,716,068
 Value Fund:
  Annuity contracts in accumulation .....................        4,966,561
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation .....................       62,119,427
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation .....................      214,587,383
 Growth Portfolio:
  Annuity contracts in accumulation .....................      344,043,961
 High Income Portfolio:
  Annuity contracts in accumulation .....................        1,809,931
 Overseas Portfolio:
  Annuity contracts in accumulation .....................       17,006,033
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation .....................       26,509,260
 Contrafund Portfolio:
  Annuity contracts in accumulation .....................      408,972,817
 Index 500 Portfolio:
  Annuity contracts in accumulation .....................      107,539,660
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation .....................      596,821,170
 Balanced Portfolio:
  Annuity contracts in accumulation .....................      190,148,973
 Flexible Income Portfolio:
  Annuity contracts in accumulation .....................       31,810,450
 Growth Portfolio:
  Annuity contracts in accumulation .....................      254,420,214
  Annuity contracts in payment period ...................          469,462
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation .....................      759,756,384
  Annuity contracts in payment period ...................          440,192
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .....................        6,193,184
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .....................       16,808,554
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation .....................          571,412
Oppenheimer Funds:
 Global Securities Fund:
  Annuity contracts in accumulation .....................        3,301,746

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1999 (Unaudited & continued):

 Strategic Bond Fund:
  Annuity contracts in accumulation .....................  $     3,170,936
  Annuity contracts in payment period ...................           28,450
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation .....................      449,414,609
  Annuity contracts in payment period ...................           29,198
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation .....................      216,313,337
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation .....................      171,968,920
  Annuity contracts in payment period ...................           30,401
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation .....................      223,192,647
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation .....................      209,523,170
  Annuity contracts in payment period ...................           53,859
                                                           ---------------
                                                           $13,098,973,835
                                                           ===============


See Notes to Financial Statements

Variable Annuity Account C

Statements of Operations and Changes in Net Assets (Unaudited)

                                                                                   Period ended September 30,
                                                                                    1999                  1998
                                                                                    ----                  ----
                                                                                 Unaudited             Unaudited
                                                                                 ---------             ---------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..............................................................     $   450,680,831       $   412,490,159
Expenses: (Notes 2 and 5)
 Valuation period deductions ............................................        (114,581,171)         (104,961,801)
                                                                              ---------------       ---------------
Net investment income ...................................................         336,099,660           307,528,358
                                                                              ---------------       ---------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ....................................................       2,296,816,149         1,798,243,229
 Cost of investments sold ...............................................       1,987,451,621         1,492,591,490
                                                                              ---------------       ---------------
  Net realized gain .....................................................         309,364,528           305,651,739
Net unrealized gain on investments: (Note 5)
 Beginning of year ......................................................         949,942,696           915,465,761
 End of year ............................................................       1,011,951,808           104,105,061
                                                                              ---------------       ---------------
  Net change in unrealized gain .........................................          62,009,112          (811,360,700)
                                                                              ---------------       ---------------
Net realized and unrealized gain on investments .........................         371,373,640          (505,708,961)
                                                                              ---------------       ---------------
Net increase in net assets resulting from operations ....................         707,473,300          (198,180,603)
                                                                              ---------------       ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................         862,555,019           847,398,670
Transfer from the Company for mortality guarantee adjustments ...........           1,644,823              (176,595)
Transfers from the Company's fixed account options ......................         169,473,275           116,933,641
Transfer to the Company's other variable annuity accounts ...............          30,341,778           (66,430,356)
Redemptions by contract holders .........................................      (1,066,755,857)       (1,323,948,350)
Annuity Payments ........................................................         (32,319,325)          (32,124,501)
Other ...................................................................             195,545             2,159,478
                                                                              ---------------       ---------------
 Net increase (decrease) in net assets from unit transactions (Note 5) ..         (34,864,742)         (456,188,013)
                                                                              ---------------       ---------------
Change in net assets ....................................................         672,608,558          (654,368,616)
NET ASSETS:
Beginning of year .......................................................      12,426,365,277        11,155,254,351
                                                                              ---------------       ---------------
End of year .............................................................     $13,098,973,835       $10,500,885,735
                                                                              ===============       ===============


See Notes to Financial Statements

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)             Units
                                  --------                 in Value of              Outstanding       Reserves
                           Beginning      End of           Accumulation                at End          at End
                           of Period      Period               Unit                  of Period        of Period
-----------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Qualified III               $15.886       $16.235              2.20%                    33,122.0     $    537,751
Qualified V                  15.800        16.128              2.08%                     1,460.1           23,549
Qualified VI                 15.886        16.235              2.20%                 3,006,999.0       48,820,022
Qualified VIII               15.882        16.230              2.19%                       779.2           12,647
Qualified X (1.15)           16.395        16.768              2.27%                    14,998.8          251,496
Qualified X (1.25)           16.337        16.697              2.20%                   502,764.6        8,394,470
Qualified XI                 16.028        16.426              2.48%                    68,964.2        1,132,831
Qualified XII (0.40)         14.086        14.488              2.85%                    81,117.0        1,175,195
Qualified XII (0.45)          9.519         9.787              2.81%                    43,705.9          427,747
Qualified XII (0.50)          9.848        10.121              2.77%                     4,373.4           44,263
Qualified XII (0.65)          9.484         9.760              2.92%   (4)               9,174.3           89,544
Qualified XII (0.70)         10.056         9.754             (3.00%)  (5)               7,048.5           68,749
Qualified XII (0.75)          9.502         9.747              2.58%                    49,384.6          481,353
Qualified XII (0.80)         10.101        10.358              2.54%                   188,217.1        1,949,462
Qualified XII (0.85)         14.113        14.467              2.50%                   152,456.0        2,205,513
Qualified XII (0.90)          9.953        10.198              2.47%                       517.2            5,275
Qualified XII (0.95)         14.076        14.418              2.43%                    81,703.6        1,177,968
Qualified XII (1.00)         14.057        14.393              2.39%                   446,119.6        6,421,092
Qualified XII (1.05)         14.039        14.369              2.35%                    48,108.0          691,256
Qualified XII (1.10)         14.020        14.345              2.31%                    24,096.9          345,659
Qualified XII (1.15)         14.002        14.320              2.27%                    41,396.3          592,805
Qualified XII (1.20)         13.983        14.296              2.24%                    49,049.0          701,203
Qualified XII (1.25)         13.965        14.272              2.20%                     1,534.8           21,905
Qualified XII (1.30)         13.946        14.248              2.16%                     1,513.3           21,560
Qualified XII (1.40)         13.910        14.199              2.08%                       317.7            4,512
Qualified XII (1.50)         13.873        14.151              2.01%                    12,631.0          178,746
Qualified XIII               16.011        16.399              2.43%                    11,422.4          187,321
Qualified XV                 15.984        16.372              2.43%                    11,328.7          185,477
Qualified XVI                15.818        16.135              2.01%                    38,964.2          628,695
Qualified XVII               15.974        16.368              2.47%                     7,693.8          125,929
Qualified XVIII              16.427        16.833              2.47%                    10,325.2          173,800
Qualified XXI                16.800        16.381             (2.50%)  (5)              14,516.5          237,797
Qualified XXII               16.828        16.408             (2.50%)  (5)              10,558.2          173,244
-----------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Qualified I                  28.687        29.366              2.37%                    46,566.9        1,367,480
Qualified III                28.524        29.186              2.32%                 2,200,775.3       64,230,876
Qualified V                  21.650        22.126              2.20%                     2,768.5           61,255
Qualified VI                 21.723        22.227              2.32%                22,593,702.4      502,190,768
Qualified VII                20.906        21.400              2.37%                   243,825.5        5,217,956
Qualified VIII               20.165        20.631              2.31%                     4,209.6           86,849
Qualified IX                 20.269        20.817              2.70%                     3,073.0           63,970
Qualified X (1.15)           21.836        22.359              2.40%                   153,850.3        3,439,944
Qualified X (1.25)           21.723        22.227              2.32%                 5,684,410.5      126,347,528
Qualified XI                 21.917        22.488              2.61%                   745,012.7       16,754,146
Qualified XII (0.40)         15.331        15.787              2.97%                   717,713.2       11,330,396
Qualified XII (0.45)         10.747        10.980              2.17%   (1)              28,630.3          314,375
Qualified XII (0.50)         11.077        11.397              2.90%                   309,921.4        3,532,280
Qualified XII (0.65)         11.183        10.951             (2.08%)  (4)              50,693.2          555,123
Qualified XII (0.70)         11.192        10.943             (2.22%)  (5)              97,948.4        1,071,867
Qualified XII (0.75)         10.648        10.936              2.70%                   190,538.4        2,083,680
Qualified XII (0.80)         11.358        11.661              2.66%                 3,746,781.2       43,690,766
Qualified XII (0.85)         15.360        15.764              2.63%                 1,371,674.6       21,622,773
Qualified XII (0.90)         11.157        11.446              2.59%                     2,165.8           24,789
Qualified XII (0.95)         15.320        15.710              2.55%                   586,147.2        9,208,623
Qualified XII (1.00)         15.300        15.684              2.51%                 2,340,000.9       36,700,188
Qualified XII (1.05)         15.279        15.657              2.47%                   116,694.6        1,827,120

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

-------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)        Units
                                              --------              in Value of         Outstanding      Reserves
                                        Beginning    End of         Accumulation          at End          at End
                                        of Period    Period             Unit             of Period       of Period
-------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP (continued):
Qualified XII (1.10)                     $15.259     $15.631            2.43%               79,722.7   $  1,246,130
Qualified XII (1.15)                      15.239      15.604            2.40%              226,603.0      3,535,992
Qualified XII (1.20)                      15.219      15.578            2.36%               33,051.8        514,877
Qualified XII (1.25)                      15.199      15.552            2.32%                1,923.4         29,912
Qualified XII (1.30)                      15.179      15.525            2.28%                   74.2          1,152
Qualified XII (1.40)                      15.139      15.473            2.21%                1,079.6         16,704
Qualified XII (1.50)                      15.099      15.420            2.13%               11,004.7        169,697
Qualified XIII                            21.893      22.452            2.55%              132,281.3      2,969,923
Qualified XV                              21.857      22.414            2.55%               86,802.7      1,945,618
Qualified XVI                             21.629      22.090            2.13%              360,765.3      7,969,221
Qualified XVII                            21.808      22.356            2.51%              366,362.8      8,190,464
Qualified XVIII                           21.808      22.356            2.51%              587,405.0     13,132,118
Qualified XIX                             28.800      29.537            2.56%               76,093.0      2,247,522
Qualified XX                              28.636      29.355            2.51%              136,654.7      4,011,513
Qualified XXI                             22.705      22.427           (1.22%)  (5)        260,892.4      5,850,908
Qualified XXII                            22.742      22.464           (1.22%)  (5)         92,717.7      2,082,797
Annuity contracts in payment period                                                                      31,677,065
-------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Qualified I                               55.494      54.842           (1.18%)              13,260.6        727,237
Qualified III                             54.819      54.150           (1.22%)             893,397.0     48,377,853
Qualified V                               14.285      14.094           (1.34%)               9,760.3        137,559
Qualified VI                              14.137      13.965           (1.22%)          12,430,630.6    173,593,691
Qualified VII                             13.083      12.930           (1.18%)             171,069.6      2,211,846
Qualified VIII                            13.018      12.858           (1.23%)               6,497.4         83,547
Qualified IX                              13.221      13.099           (0.92%)               4,036.7         52,876
Qualified X (1.15)                        14.211      14.048           (1.15%)              81,947.2      1,151,199
Qualified X (1.25)                        14.137      13.965           (1.22%)           2,170,846.4     30,315,859
Qualified XI                              14.264      14.129           (0.94%)             348,367.4      4,922,175
Qualified XII (0.40)                      12.079      12.008           (0.59%)             203,964.2      2,449,100
Qualified XII (0.45)                      10.455      10.455            0.00%   (9)             64.4            673
Qualified XII (0.50)                      10.662      10.591           (0.66%)              83,161.2        880,767
Qualified XII (0.65)                      10.594      10.427           (1.58%)  (4)         39,911.1        416,142
Qualified XII (0.70)                      10.447      10.420           (0.26%)  (5)         35,604.3        370,984
Qualified XII (0.75)                      10.502      10.413           (0.85%)              60,503.1        629,990
Qualified XII (0.80)                      10.650      10.555           (0.89%)             643,804.2      6,795,388
Qualified XII (0.85)                      12.102      11.990           (0.92%)             663,676.4      7,957,443
Qualified XII (0.90)                      10.654      10.552           (0.96%)                 662.0          6,985
Qualified XII (0.95)                      12.070      11.949           (1.00%)             225,882.5      2,699,155
Qualified XII (1.00)                      12.054      11.929           (1.04%)           1,191,787.0     14,217,000
Qualified XII (1.05)                      12.038      11.909           (1.07%)              62,191.6        740,635
Qualified XII (1.10)                      12.022      11.889           (1.11%)              17,865.8        212,402
Qualified XII (1.15)                      12.006      11.869           (1.15%)              87,345.0      1,036,665
Qualified XII (1.20)                      11.990      11.849           (1.18%)              26,536.1        314,413
Qualified XII (1.25)                      11.975      11.828           (1.22%)               1,055.5         12,485
Qualified XII (1.30)                      11.959      11.808           (1.26%)              36,545.9        431,550
Qualified XII (1.40)                      11.927      11.768           (1.33%)                 292.9          3,446
Qualified XII (1.50)                      11.896      11.729           (1.40%)              11,287.3        132,385
Qualified XIII                            14.248      14.106           (1.00%)             132,638.4      1,871,011
Qualified XV                              14.225      14.083           (1.00%)             113,535.6      1,598,885
Qualified XVI                             14.076      13.879           (1.40%)             191,908.6      2,663,441
Qualified XVII                            14.171      14.014           (1.11%)             357,031.9      5,003,319
Qualified XVIII                           14.171      14.014           (1.11%)             628,518.2      8,807,833
Qualified XIX                             55.625      55.033           (1.06%)              14,350.0        789,723
Qualified XX                              54.949      54.339           (1.11%)              22,768.6      1,237,223
Qualified XXI                             14.118      14.090           (0.20%)  (5)         28,125.9        396,305

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)           Units
                                              --------              in Value of            Outstanding      Reserves
                                        Beginning     End of         Accumulation              at End         at End
                                        of Period     Period             Unit                of Period      of Period
----------------------------------------------------------------------------------------------------------------------
Aetna Bond VP (continued):
Qualified XXII                           $14.142     $14.114           (0.20%)  (5)            44,727.2   $    631,272
Annuity contracts in payment period                                                                          6,023,519
----------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Qualified III                             15.120      15.280            1.05%                  27,008.1        412,678
Qualified V                               15.038      15.178            0.93%                     344.0          5,222
Qualified VI                              15.120      15.280            1.05%               2,402,391.7     36,707,998
Qualified VIII                            15.116      15.275            1.05%                      98.9          1,510
Qualified X (1.15)                        15.532      15.707            1.13%                  50,909.1        799,649
Qualified X (1.25)                        15.478      15.641            1.05%                 415,751.7      6,502,680
Qualified XI                              15.255      15.459            1.34%                  70,996.5      1,097,566
Qualified XII (0.40)                      13.628      13.859            1.70%                  59,772.3        828,404
Qualified XII (0.45)                       9.800       9.963            1.66%                  96,078.6        957,197
Qualified XII (0.50)                      10.086      10.250            1.62%                   1,179.5         12,090
Qualified XII (0.65)                       9.799       9.936            1.39%   (4)            18,682.2        185,618
Qualified XII (0.70)                      10.178       9.929           (2.45%)  (5)             2,758.3         27,387
Qualified XII (0.75)                       9.782       9.922            1.43%                  66,021.0        655,062
Qualified XII (0.80)                      10.312      10.456            1.40%                 154,512.2      1,615,566
Qualified XII (0.85)                      13.654      13.839            1.36%                 123,074.1      1,703,241
Qualified XII (0.90)                      10.489      10.310           (1.70%)  (8)                 2.3             24
Qualified XII (0.95)                      13.618      13.792            1.28%                  73,380.4      1,012,083
Qualified XII (1.00)                      13.600      13.769            1.24%                 143,918.8      1,981,610
Qualified XII (1.05)                      13.582      13.746            1.21%                  42,908.2        589,800
Qualified XII (1.10)                      13.564      13.722            1.17%                  44,195.2        606,464
Qualified XII (1.15)                      13.546      13.699            1.13%                  32,067.6        439,298
Qualified XII (1.20)                      13.528      13.676            1.09%                 470,035.4      6,428,173
Qualified XII (1.25)                      13.510      13.653            1.05%                   8,810.8        120,292
Qualified XII (1.30)                      13.492      13.630            1.02%                     513.6          7,001
Qualified XII (1.40)                      13.457      13.584            0.94%                   1,208.0         16,409
Qualified XII (1.50)                      13.421      13.538            0.87%                  14,606.3        197,734
Qualified XIII                            15.239      15.434            1.28%                  11,271.9        173,972
Qualified XV                              15.214      15.409            1.28%                  14,431.5        222,368
Qualified XVI                             15.055      15.185            0.87%                  33,307.9        505,794
Qualified XVII                            15.204      15.404            1.32%                  47,768.1        735,829
Qualified XVIII                           15.563      15.768            1.32%                  15,299.9        241,251
Qualified XXI                             15.738      15.417           (2.04%)  (5)            12,251.6        188,883
Qualified XXII                            15.764      15.443           (2.04%)  (5)            12,621.0        194,900
Annuity contracts in payment period                                                                             69,095
----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Qualified III                             15.904      16.674            4.84%                 609,600.3     10,164,562
Qualified VI                              15.904      16.674            4.84%               5,540,822.8     92,388,470
Qualified XI                              16.014      16.836            5.14%                 588,254.5      9,903,809
Qualified XII (0.65)                      16.025      16.908            5.51%                  38,354.1        648,507
Qualified XII (0.75)                      11.696      12.331            5.43%                  12,254.3        151,109
Qualified XII (1.00)                      10.999      11.575            5.23%                  10,347.4        119,767
Qualified XII (1.05)                      12.202      12.836            5.20%                 670,153.2      8,602,058
Qualified XII (1.15)                      16.050      16.878            5.16%                 113,909.8      1,922,546
Qualified XII (1.20)                      16.014      16.827            5.08%                  81,320.1      1,368,345
Qualified XII (1.25)                      15.995      16.801            5.04%               1,078,518.5     18,120,318
Qualified XII (1.30)                      15.977      16.776            5.00%                  22,330.7        374,612
Qualified XII (1.35)                      15.959      16.750            4.96%                   5,444.4         91,194
Qualified XII (1.40)                      15.940      16.725            4.92%                   3,217.1         53,806
Qualified XII (1.45)                      15.922      16.699            4.88%                   3,012.0         50,298
Qualified XII (1.75)                      15.813      16.548            4.65%                     495.5          8,200
Qualified XIII                            16.014      16.827            5.08%                 100,901.5      1,697,835
Qualified XV                              16.002      16.815            5.08%                  17,017.4        286,139
Qualified XVI                             15.835      16.571            4.65%                  28,194.9        467,224

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

-------------------------------------------------------------------------------------------------------------------
                                                Value
                                               Per Unit          Increase (Decrease)       Units
                                               --------              in Value of        Outstanding      Reserves
                                        Beginning     End of         Accumulation          at End         at End
                                        of Period     Period             Unit            of Period      of Period
-------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C (continued):
Qualified XVII                            $15.904     $16.674            4.84%             106,551.3   $  1,776,652
Qualified XXI                              16.740      16.826            0.51%   (6)        49,568.9        834,047
Qualified XXII                             16.752      16.838            0.51%   (6)        96,315.6      1,621,778
-------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Qualified III                              10.062       9.939           (1.22%)          4,349,964.3     43,233,316
Qualified V                                10.058       9.923           (1.34%)              5,515.1         54,725
Qualified VI                               10.062       9.939           (1.22%)         19,421,818.6    193,029,082
Qualified IX                               10.065       9.953           (1.11%)             15,611.1        155,383
Qualified X (1.15)                         10.062       9.939           (1.22%)            139,046.9      1,381,956
Qualified X (1.25)                         10.062       9.939           (1.22%)          3,355,134.9     33,345,931
Qualified XI                               10.068       9.973           (0.94%)          2,947,533.3     29,397,164
Qualified XII (0.65)                       10.076      10.016           (0.59%)            103,064.9      1,032,346
Qualified XII (0.75)                       10.079      10.012           (0.66%)             25,430.1        254,606
Qualified XII (0.85)                       10.071       9.978           (0.92%)            294,630.6      2,939,749
Qualified XII (1.00)                       10.073       9.988           (0.85%)             18,211.6        181,888
Qualified XII (1.05)                       10.072       9.983           (0.89%)          5,027,033.3     50,182,958
Qualified XII (1.20)                       10.068       9.968           (1.00%)            208,545.1      2,078,776
Qualified XII (1.25)                       10.067       9.963           (1.04%)          8,037,626.2     80,079,834
Qualified XII (1.30)                       10.066       9.958           (1.07%)            263,812.2      2,627,104
Qualified XII (1.40)                       10.064       9.949           (1.15%)             18,180.7        180,871
Qualified XII (1.50)                       10.069       9.939           (1.30%)  (1)         4,237.4         42,115
Qualified XII (1.55)                       10.060       9.934           (1.26%)             84,745.9        841,858
Qualified XII (1.75)                       10.056       9.915           (1.40%)             13,936.1        138,170
Qualified XIII                             10.068       9.968           (1.00%)            431,019.5      4,296,398
Qualified XV                               10.068       9.968           (1.00%)             86,132.4        858,567
Qualified XVI                              10.056       9.915           (1.40%)            133,548.8      1,324,071
Qualified XVII                             10.062       9.939           (1.22%)            161,032.8      1,600,469
Qualified XVIII                            10.062       9.939           (1.22%)            603,392.2      5,996,979
Qualified XXI                               9.949       9.975            0.25%   (6)       408,806.1      4,077,765
Qualified XXII                              9.949       9.975            0.25%   (6)       587,951.5      5,864,707
-------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Qualified III                              10.000       9.852           (1.48%)  (6)     1,236,360.4     12,180,867
Qualified V                                10.019       9.848           (1.71%)  (7)           489.8          4,824
Qualified VI                               10.000       9.852           (1.48%)  (6)     6,943,110.6     68,404,902
Qualified X (1.15)                         10.006       9.854           (1.52%)  (6)       162,651.2      1,602,836
Qualified X (1.25)                         10.000       9.851           (1.49%)  (6)     1,521,066.3     14,985,846
Qualified XI                               10.000       9.865           (1.35%)  (6)       805,634.6      7,947,751
Qualified XII (1.00)                       10.001       9.867           (1.34%)  (6)         2,108.2         20,801
Qualified XII (1.05)                       10.000       9.865           (1.35%)  (6)     1,434,676.9     14,153,382
Qualified XII (1.10)                       10.000       9.864           (1.36%)  (6)        54,932.7        541,843
Qualified XII (1.20)                       10.000       9.861           (1.39%)  (6)        42,727.0        421,326
Qualified XII (1.25)                       10.000       9.859           (1.41%)  (6)     1,819,753.3     17,941,717
Qualified XII (1.30)                       10.002       9.858           (1.44%)  (6)        77,104.4        760,093
Qualified XII (1.35)                       10.060       9.857           (2.02%)  (8)         3,590.8         35,393
Qualified XII (1.40)                       10.006       9.855           (1.51%)  (6)         7,037.4         69,354
Qualified XII (1.50)                       10.038       9.852           (1.85%)  (7)         9,588.6         94,469
Qualified XII (1.75)                       10.004       9.845           (1.59%)  (6)         1,012.4          9,967
Qualified XIII                             10.001       9.861           (1.40%)  (6)       111,534.8      1,099,830
Qualified XV                               10.005       9.861           (1.44%)  (6)        98,248.0        968,810
Qualified XVI                              10.004       9.845           (1.59%)  (6)        38,345.6        377,511
Qualified XVII                             10.005       9.852           (1.52%)  (6)       163,401.9      1,609,889
Qualified XVIII                            10.012       9.851           (1.61%)  (6)        69,728.5        686,988
Qualified XXI                              10.005       9.865           (1.40%)  (6)       209,729.0      2,069,019
Qualified XXII                             10.000       9.865           (1.35%)  (6)       181,444.5      1,789,988
-------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

--------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit            Increase (Decrease)           Units
                                              --------               in Value of             Outstanding       Reserves
                                        Beginning     End of         Accumulation               at End          at End
                                        of Period     Period             Unit                 of Period        of Period
--------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Qualified III                            $10.003     $10.013            0.10%   (9)              28,520.8   $      285,580
Qualified VI                               9.998      10.013            0.15%   (9)             207,987.7        2,082,517
Qualified X (1.25)                         9.999      10.013            0.14%   (9)              52,596.5          526,633
Qualified XI                               9.999      10.015            0.17%   (9)              12,784.2          128,038
Qualified XII (0.65)                      10.014      10.018            0.04%   (9)               5,348.6           53,580
Qualified XII (0.95)                       9.998      10.014            0.16%   (9)                 645.4            6,464
Qualified XII (1.05)                      10.004      10.016            0.12%   (9)              13,509.4          135,303
Qualified XII (1.10)                      10.015      10.015            0.00%   (9)                 785.8            7,870
Qualified XII (1.25)                      10.005      10.014            0.09%   (9)              43,862.3          439,243
Qualified XII (1.30)                       9.999      10.014            0.14%   (9)                 469.4            4,700
Qualified XII (1.40)                      10.011      10.013            0.02%   (9)                 299.7            3,001
Qualified XII (1.45)                       9.999      10.013            0.14%   (9)              11,409.3          114,242
Qualified XIII                            10.005      10.014            0.09%   (9)               1,527.8           15,300
Qualified XV                               9.998      10.014            0.16%   (9)               3,979.0           39,848
Qualified XVI                             10.010      10.011            0.01%   (9)               2,845.8           28,490
Qualified XXII                            10.007      10.015            0.09%   (9)               1,151.5           11,533
--------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Qualified I                              323.019     334.411            3.53%                   130,529.6       43,650,517
Qualified III                            245.765     254.318            3.48%                 1,595,355.8      405,727,745
Qualified V                               25.037      25.878            3.36%                    14,931.1          386,381
Qualified VI                              25.094      25.968            3.48%               112,937,491.2    2,932,735,020
Qualified VII                             23.657      24.491            3.53%                 8,099,793.1      198,373,791
Qualified VIII                            23.301      24.110            3.47%                    51,710.1        1,246,754
Qualified IX                              23.323      24.225            3.87%                    17,617.3          426,785
Qualified X (1.15)                        25.225      26.122            3.56%                   549,340.0       14,349,941
Qualified X (1.25)                        25.094      25.968            3.48%                18,202,925.5      472,689,420
Qualified XI                              25.319      26.273            3.77%                 4,603,109.2      120,937,511
Qualified XII (0.40)                      16.747      17.440            4.14%                 3,044,526.8       53,097,431
Qualified XII (0.45)                      10.152      10.568            4.10%                    74,496.8          787,281
Qualified XII (0.50)                      10.665      11.098            4.06%                   688,719.5        7,643,294
Qualified XII (0.65)                      10.867      10.539           (3.02%)  (4)              93,844.6          989,051
Qualified XII (0.70)                      10.936      10.532           (3.69%)  (5)             308,714.7        3,251,412
Qualified XII (0.75)                      10.133      10.525            3.87%                   794,342.8        8,360,391
Qualified XII (0.80)                      11.108      11.534            3.83%                13,938,161.5      160,756,594
Qualified XII (0.85)                      16.779      17.415            3.79%                 5,674,583.4       98,822,126
Qualified XII (0.90)                      10.804      11.209            3.75%                    18,350.7          205,699
Qualified XII (0.95)                      16.735      17.356            3.71%                 2,455,783.4       42,622,433
Qualified XII (1.00)                      16.713      17.327            3.67%                12,929,182.7      224,019,074
Qualified XII (1.05)                      16.691      17.297            3.63%                   437,912.7        7,574,695
Qualified XII (1.10)                      16.669      17.268            3.60%                   130,739.7        2,257,614
Qualified XII (1.15)                      16.647      17.239            3.56%                   518,819.0        8,943,803
Qualified XII (1.20)                      16.625      17.210            3.52%                   189,863.1        3,267,464
Qualified XII (1.25)                      16.603      17.180            3.48%                    34,336.7          589,921
Qualified XII (1.30)                      16.581      17.151            3.44%                     4,142.8           71,055
Qualified XII (1.40)                      16.537      17.093            3.36%                     2,422.1           41,403
Qualified XII (1.50)                      16.493      17.036            3.29%                    54,247.1          924,132
Qualified XIII                            25.291      26.230            3.71%                 1,064,114.1       27,911,706
Qualified XV                              25.249      26.186            3.71%                   993,871.7       26,025,938
Qualified XVI                             24.986      25.807            3.29%                 1,485,817.6       38,345,131
Qualified XVII                            25.193      26.119            3.67%                 5,160,447.4      134,783,574
Qualified XVIII                           25.193      26.119            3.67%                 5,617,433.5      146,719,403
Qualified XIX                            324.288     336.353            3.72%                    82,376.2       27,707,463
Qualified XX                             246.731     255.795            3.67%                   168,661.1       43,142,679
Qualified XXI                             26.736      26.201           (2.00%)  (5)           1,044,592.5       27,369,094
Qualified XXII                            26.781      26.244           (2.00%)  (5)           1,250,719.3       32,824,301
Annuity contracts in payment period                                                                            337,457,674
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit           Increase (Decrease)           Units
                                              --------               in Value of            Outstanding      Reserves
                                        Beginning     End of         Accumulation              at End         at End
                                        of Period     Period             Unit                of Period      of Period
----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Qualified III                            $13.597     $14.745            8.44%                     770.5   $     11,361
Qualified V                               17.862      19.347            8.31%                   2,072.9         40,105
Qualified VI                              17.912      19.424            8.44%               3,581,328.3     69,563,410
Qualified VIII                            17.909      19.420            8.44%                   1,176.3         22,844
Qualified X (1.15)                        17.943      19.472            8.52%                  23,114.0        450,077
Qualified X (1.25)                        17.912      19.424            8.44%                 544,433.1     10,575,021
Qualified XI                              18.005      19.580            8.75%                 168,659.5      3,302,277
Qualified XII (0.40)                      18.018      19.664            9.13%                  60,742.1      1,194,423
Qualified XII (0.45)                      11.470      12.513            9.09%                  97,919.2      1,225,301
Qualified XII (0.50)                      12.397      13.519            9.05%                  29,841.3        403,433
Qualified XII (0.70)                      12.378      12.471            0.75%   (5)             8,726.1        108,823
Qualified XII (0.75)                      11.449      12.462            8.85%                  28,834.1        359,342
Qualified XII (0.80)                      13.030      14.178            8.81%                 621,749.5      8,815,123
Qualified XII (0.85)                      18.036      19.617            8.77%                  63,366.8      1,243,085
Qualified XII (0.90)                      12.681      13.787            8.73%                   1,302.6         17,960
Qualified XII (0.95)                      18.005      19.569            8.69%                  50,850.8        995,087
Qualified XII (1.00)                      17.989      19.545            8.65%                 495,543.3      9,685,171
Qualified XII (1.05)                      17.974      19.520            8.60%                  41,493.9        809,975
Qualified XII (1.10)                      17.958      19.496            8.56%                  13,544.5        264,066
Qualified XII (1.15)                      17.943      19.472            8.52%                  23,721.9        461,914
Qualified XII (1.20)                      17.927      19.448            8.48%                   6,989.0        135,921
Qualified XII (1.25)                      17.912      19.424            8.44%                   7,330.1        142,380
Qualified XII (1.30)                      18.880      19.400            2.75%   (2)                41.8            811
Qualified XII (1.40)                      17.865      19.352            8.32%                     623.9         12,073
Qualified XII (1.50)                      17.834      19.304            8.24%                   5,130.7         99,044
Qualified XIII                            18.005      19.569            8.69%                  26,493.6        518,446
Qualified XV                              18.005      19.569            8.69%                  23,697.9        463,738
Qualified XVI                             17.834      19.304            8.24%                  62,706.5      1,210,487
Qualified XVII                            17.912      19.424            8.44%                  43,363.0        842,279
Qualified XVIII                           18.010      19.582            8.73%                  36,301.8        710,860
Qualified XXI                             19.053      19.579            2.76%   (5)            58,786.2      1,151,003
Qualified XXII                            19.053      19.579            2.76%   (5)            81,660.1      1,598,862
Annuity contracts in payment period                                                                            165,112
----------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Qualified VI                               9.212       9.396            2.00%                 135,427.7      1,272,532
Qualified X (1.25)                         9.212       9.396            2.00%                  11,973.5        112,508
Qualified XI                               9.231       9.442            2.29%                   6,496.6         61,342
Qualified XII (0.40)                       9.238       9.483            2.65%                   2,224.1         21,091
Qualified XII (0.50)                       9.260       9.498            2.57%                   2,722.7         25,861
Qualified XII (0.70)                       9.827       9.511           (3.21%)  (5)                34.8            331
Qualified XII (0.75)                       9.284       9.505            2.38%                      66.8            635
Qualified XII (0.80)                       9.241       9.457            2.34%                   6,621.4         62,621
Qualified XII (0.85)                       9.238       9.451            2.31%                   6,972.7         65,897
Qualified XII (0.95)                       9.231       9.437            2.23%                  15,722.9        148,378
Qualified XII (1.00)                       9.228       9.430            2.19%                   6,185.4         58,330
Qualified XII (1.05)                       9.225       9.423            2.15%                     507.0          4,777
Qualified XII (1.10)                       9.222       9.417            2.12%                      46.7            440
Qualified XII (1.15)                       9.218       9.410            2.08%                     232.6          2,189
Qualified XII (1.20)                       9.215       9.403            2.04%                      75.5            709
Qualified XII (1.25)                       9.348       9.396            0.51%   (1)               228.2          2,144
Qualified XII (1.40)                       9.555       9.376           (1.88%)  (5)                13.4            126
Qualified XIII                             9.231       9.437            2.23%                     463.7          4,376
Qualified XV                               9.231       9.437            2.23%                     184.7          1,743
Qualified XVI                              9.196       9.363            1.81%                     405.3          3,794
Qualified XVII                             9.212       9.396            2.00%                   2,225.0         20,907
Qualified XVIII                            9.212       9.396            2.00%                   2,166.1         20,354

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

---------------------------------------------------------------------------------------------------------------------
                                               Value
                                             Per Unit          Increase (Decrease)           Units
                                             --------              in Value of            Outstanding      Reserves
                                       Beginning     End of        Accumulation              at End         at End
                                       of Period     Period            Unit                of Period       of Period
---------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP (continued):
Qualified XXI                           $ 9.492     $ 9.442           (0.53%)  (8)                18.3   $        173
Qualified XXII                            9.716       9.442           (2.82%)  (5)            12,721.1        120,115
---------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Qualified III                            10.578      10.386           (1.81%)                108,703.2      1,129,041
---------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Qualified V                              18.704      19.642            5.02%                   1,398.2         27,463
Qualified VI                             18.772      19.738            5.14%               9,775,007.5    192,935,295
Qualified VIII                           18.769      19.733            5.14%                   1,331.0         26,265
Qualified X (1.15)                       18.815      19.798            5.22%                  47,161.7        933,695
Qualified X (1.25)                       18.772      19.738            5.14%               1,040,122.7     20,529,537
Qualified XI                             18.902      19.930            5.44%                 572,440.5     11,408,471
Qualified XII (0.40)                     18.916      20.015            5.81%                 182,728.8      3,657,380
Qualified XII (0.45)                     11.307      11.959            5.77%                 144,593.1      1,729,249
Qualified XII (0.50)                     12.019      12.708            5.73%                  22,692.1        288,378
Qualified XII (0.65)                     12.586      11.927           (5.24%)  (4)           173,126.9      2,064,871
Qualified XII (0.70)                     12.362      11.919           (3.59%)  (5)            32,964.1        392,893
Qualified XII (0.75)                     11.286      11.911            5.54%                  77,674.7        925,160
Qualified XII (0.80)                     12.587      13.279            5.50%               2,837,581.8     37,680,306
Qualified XII (0.85)                     18.945      19.979            5.46%                 629,139.2     12,569,753
Qualified XII (0.90)                     12.206      12.867            5.42%                   5,011.7         64,488
Qualified XII (0.95)                     18.902      19.919            5.38%                 206,852.3      4,120,199
Qualified XII (1.00)                     18.880      19.888            5.34%               1,383,943.3     27,524,273
Qualified XII (1.05)                     18.859      19.858            5.30%                 124,457.5      2,471,484
Qualified XII (1.10)                     18.837      19.828            5.26%                  52,331.0      1,037,613
Qualified XII (1.15)                     18.815      19.798            5.22%                  45,756.7        905,880
Qualified XII (1.20)                     18.794      19.768            5.18%                  30,542.5        603,753
Qualified XII (1.25)                     18.772      19.738            5.14%                   4,804.0         94,820
Qualified XII (1.30)                     18.751      19.708            5.10%                  13,352.4        263,143
Qualified XII (1.40)                     18.708      19.648            5.02%                   1,058.8         20,804
Qualified XII (1.50)                     18.665      19.588            4.95%                  21,165.6        414,592
Qualified XIII                           18.902      19.919            5.38%                  81,489.0      1,623,143
Qualified XIV                            18.772      19.738            5.14%               2,670,022.8     52,699,872
Qualified XV                             18.888      19.904            5.38%                  42,080.3        837,555
Qualified XVI                            18.691      19.616            4.95%                 111,636.3      2,189,832
Qualified XVII                           18.802      19.783            5.22%                  84,109.7      1,663,973
Qualified XVIII                          18.876      19.898            5.42%                  44,716.8        889,785
Qualified XXI                            20.242      19.915           (1.62%)  (5)           236,340.4      4,706,632
Qualified XXII                           20.257      19.929           (1.62%)  (5)           116,870.1      2,329,157
Annuity contracts in payment period                                                                         1,107,077
---------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Qualified III                            11.338      10.889           (3.96%)                 63,415.2        690,517
Qualified VI                             10.891      10.459           (3.96%)                364,224.0      3,809,512
Qualified VIII                           10.582      10.458           (1.17%)  (1)                 1.5             15
Qualified X (1.25)                       10.891      10.459           (3.96%)                 47,234.4        494,036
Qualified XI                             10.913      10.510           (3.69%)                 28,053.7        294,852
Qualified XII (0.40)                     10.921      10.556           (3.35%)                  1,633.8         17,246
Qualified XII (0.45)                     10.889      10.824           (0.60%)  (9)               105.7          1,144
Qualified XII (0.50)                     10.947      10.573           (3.42%)                  4,010.8         42,405
Qualified XII (0.70)                     11.323      10.788           (4.73%)  (5)                46.8            505
Qualified XII (0.75)                     11.183      10.780           (3.60%)                  3,637.2         39,211
Qualified XII (0.80)                     10.925      10.527           (3.64%)                 53,793.6        566,293
Qualified XII (0.85)                     10.921      10.520           (3.67%)                 14,252.2        149,928
Qualified XII (0.90)                     11.099      10.512           (5.29%)  (9)                10.9            114
Qualified XII (0.95)                     10.913      10.504           (3.75%)                  1,851.3         19,447
Qualified XII (1.00)                     10.909      10.497           (3.78%)                 45,718.0        479,898

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

--------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                  Per Unit           Increase (Decrease)      Units
                                                  --------               in Value of       Outstanding    Reserves
                                            Beginning     End of         Accumulation         at End       at End
                                            of Period     Period             Unit           of Period     of Period
--------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP (continued):
Qualified XII (1.05)                         $10.906     $10.489           (3.82%)              385.0   $      4,039
Qualified XII (1.10)                          10.902      10.482           (3.85%)              783.4          8,212
Qualified XII (1.15)                          10.898      10.474           (3.89%)              503.4          5,273
Qualified XII (1.20)                          10.894      10.467           (3.93%)              780.6          8,170
Qualified XII (1.25)                          10.154      10.459            3.00%   (3)       1,125.1         11,768
Qualified XII (1.30)                          10.887      10.452           (4.00%)              279.3          2,919
Qualified XII (1.50)                          10.872      10.422           (4.14%)              117.0          1,219
Qualified XIII                                10.913      10.504           (3.75%)            6,695.3         70,331
Qualified XV                                  10.913      10.504           (3.75%)            2,983.5         31,340
Qualified XVI                                 10.872      10.422           (4.14%)            3,335.3         34,759
Qualified XVIII                               10.891      10.459           (3.96%)            2,248.2         23,514
Qualified XXI                                 10.927      10.510           (3.81%)  (5)       3,216.4         33,805
Qualified XXII                                10.927      10.510           (3.81%)  (5)       6,067.9         63,776
--------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Qualified III                                  9.157       9.035           (1.33%)          108,263.2        978,174
Qualified VI                                   8.815       8.698           (1.33%)          401,677.7      3,493,733
Qualified VIII                                 8.606       8.697            1.06%   (1)           1.8             16
Qualified X (1.25)                             8.815       8.698           (1.33%)           75,293.2        654,890
Qualified XI                                   8.834       8.740           (1.06%)           11,666.0        101,965
Qualified XII (0.40)                           8.840       8.778           (0.70%)            2,568.8         22,549
Qualified XII (0.45)                           8.954       9.150            2.18%   (9)          38.7            354
Qualified XII (0.50)                           8.861       8.792           (0.78%)            1,905.3         16,752
Qualified XII (0.65)                           8.416       9.125            8.42%   (4)      32,890.3        300,124
Qualified XII (0.70)                           8.998       9.119            1.34%   (9)           4.6             42
Qualified XII (0.75)                           9.201       9.113           (0.96%)            2,485.2         22,646
Qualified XII (0.80)                           8.843       8.754           (1.00%)           45,039.9        394,295
Qualified XII (0.85)                           8.840       8.748           (1.04%)           19,233.0        168,252
Qualified XII (0.90)                           8.837       8.742           (1.07%)              157.8          1,380
Qualified XII (0.95)                           8.834       8.735           (1.11%)            4,710.8         41,152
Qualified XII (1.00)                           8.831       8.729           (1.15%)           79,162.2        691,023
Qualified XII (1.05)                           8.827       8.723           (1.18%)            1,487.3         12,973
Qualified XII (1.10)                           8.476       8.717            2.84%   (2)       1,301.5         11,344
Qualified XII (1.15)                           8.821       8.710           (1.26%)            1,793.4         15,622
Qualified XII (1.20)                           8.818       8.704           (1.30%)            1,517.9         13,212
Qualified XII (1.30)                           8.812       8.692           (1.37%)              347.8          3,023
Qualified XII (1.50)                           8.800       8.667           (1.52%)              167.9          1,455
Qualified XIII                                 8.834       8.735           (1.11%)            5,826.7         50,899
Qualified XV                                   8.834       8.735           (1.11%)            1,116.2          9,751
Qualified XVI                                  8.800       8.667           (1.52%)            1,307.0         11,327
Qualified XVII                                 8.815       8.698           (1.33%)              722.4          6,284
Qualified XVIII                                8.815       8.698           (1.33%)            4,541.5         39,501
Qualified XXI                                  8.783       8.740           (0.49%)  (5)      10,847.9         94,814
Qualified XXII                                 8.783       8.740           (0.49%)  (5)       5,385.8         47,073
--------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Qualified V                                   10.104      11.124           10.09%   (4)          38.3            426
Qualified VI                                   9.765      11.149           14.18%           176,409.5      1,966,864
Qualified VIII                                 9.945      11.148           12.09%   (1)           4.3             48
Qualified X (1.25)                             9.765      11.149           14.18%            52,267.8        582,756
Qualified XI                                   9.785      11.204           14.50%             7,866.5         88,135
Qualified XII (0.40)                          10.648      11.252            5.67%   (4)         683.3          7,689
Qualified XII (0.45)                           9.567      10.990           14.87%            14,529.2        159,673
Qualified XII (0.50)                           9.815      11.270           14.82%               959.6         10,814
Qualified XII (0.75)                           9.550      10.945           14.61%                81.6            893
Qualified XII (0.80)                           9.795      11.222           14.57%            42,700.0        479,169
Qualified XII (0.85)                           9.792      11.214           14.52%            10,702.1        120,010
Qualified XII (0.90)                          11.286      11.206           (0.72%)  (9)           6.3             71

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)          Units
                                              --------               in Value of           Outstanding      Reserves
                                       Beginning     End of         Accumulation             at End         at End
                                       of Period     Period             Unit                of Period      of Period
----------------------------------------------------------------------------------------------------------------------
Aetna International VP (continued):
Qualified XII (0.95)                    $ 9.785     $ 11.198           14.44%                   4,052.5   $     45,378
Qualified XII (1.00)                      9.781       11.190           14.40%                  32,180.6        360,088
Qualified XII (1.05)                      9.778       11.182           14.35%                     235.7          2,636
Qualified XII (1.10)                      9.800       11.173           14.01%   (2)               351.9          3,932
Qualified XII (1.15)                      9.771       11.165           14.27%                     560.8          6,262
Qualified XII (1.20)                      9.768       11.157           14.22%                     212.1          2,367
Qualified XII (1.25)                     10.086       11.149           10.55%   (3)                21.3            237
Qualified XII (1.30)                     10.019       11.141           11.20%   (2)                67.7            754
Qualified XII (1.40)                     10.925       11.125            1.84%   (7)                 3.8             42
Qualified XII (1.50)                     10.050       11.109           10.54%   (1)                28.0            311
Qualified XIII                            9.785       11.198           14.44%                   1,190.0         13,325
Qualified XV                              9.785       11.198           14.44%                     436.1          4,883
Qualified XVI                             9.748       11.109           13.97%                   3,779.2         41,985
Qualified XVIII                           9.765       11.149           14.18%                   4,070.8         45,387
Qualified XXI                            10.489       11.204            6.81%   (5)               410.1          4,595
Qualified XXII                           10.489       11.204            6.81%   (5)            15,767.6        176,656
----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Qualified III                            14.248       14.392            1.01%                  74,542.6      1,072,820
Qualified V                              14.171       14.297            0.89%                     671.1          9,595
Qualified VI                             14.248       14.392            1.01%               1,522,071.3     21,905,703
Qualified X (1.15)                       14.360       14.516            1.09%                  45,610.3        662,070
Qualified X (1.25)                       14.310       14.455            1.01%                 432,295.6      6,248,715
Qualified XI                             14.375       14.561            1.29%                  52,261.8        760,999
Qualified XII (0.40)                     13.111       13.328            1.65%                  21,340.9        284,437
Qualified XII (0.45)                     10.103       10.235            1.30%   (1)            22,543.7        230,730
Qualified XII (0.50)                     10.293       10.455            1.58%                     310.4          3,246
Qualified XII (0.65)                     10.114       10.207            0.91%   (4)            40,525.9        413,647
Qualified XII (0.70)                     10.364       10.200           (1.58%)  (5)               657.4          6,705
Qualified XII (0.75)                     10.054       10.193            1.39%                  21,446.2        218,603
Qualified XII (0.80)                     10.423       10.563            1.35%                 247,501.0      2,614,471
Qualified XII (0.85)                     13.136       13.309            1.31%                  82,302.9      1,095,353
Qualified XII (0.90)                     10.351       10.483            1.27%                      75.7            794
Qualified XII (0.95)                     13.102       13.264            1.24%                  38,218.5        506,921
Qualified XII (1.00)                     13.084       13.241            1.20%                 204,033.5      2,701,672
Qualified XII (1.05)                     13.067       13.219            1.16%                  38,306.0        506,362
Qualified XII (1.10)                     13.050       13.197            1.12%                   7,143.7         94,272
Qualified XII (1.15)                     13.033       13.174            1.09%                  19,190.6        252,820
Qualified XII (1.20)                     13.015       13.152            1.05%                  31,549.7        414,937
Qualified XII (1.25)                     12.998       13.130            1.01%                   7,732.4        101,523
Qualified XII (1.30)                     12.981       13.107            0.97%                   1,513.2         19,834
Qualified XII (1.40)                     12.666       13.063            3.13%   (3)                74.6            974
Qualified XII (1.50)                     12.913       13.019            0.82%                   7,770.0        101,156
Qualified XIII                           14.361       14.538            1.24%                   3,221.0         46,828
Qualified XV                             14.336       14.513            1.24%                   7,108.1        103,163
Qualified XVI                            14.187       14.303            0.82%                  24,858.1        355,548
Qualified XVII                           14.327       14.509            1.27%                  25,288.5        366,917
Qualified XVIII                          14.389       14.572            1.27%                  43,256.6        630,354
Qualified XXI                            14.711       14.521           (1.29%)  (5)            42,503.5        617,203
Qualified XXII                           14.736       14.546           (1.29%)  (5)             8,819.9        128,296
Annuity contracts in payment period                                                                            240,896
----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Qualified I                              43.523       44.697            2.70%                  35,665.9      1,594,145
Qualified III                            42.883       44.020            2.65%                 598,537.2     26,347,550
Qualified V                              12.362       12.674            2.53%                  25,470.6        322,823
Qualified VI                             12.447       12.777            2.65%              10,286,283.9    131,427,386
Qualified VII                            12.367       12.701            2.70%                 287,869.2      3,656,180

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)           Units
                                              --------              in Value of            Outstanding      Reserves
                                        Beginning     End of         Accumulation              at End         at End
                                        of Period     Period             Unit                of Period      of Period
----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP (continued):
Qualified VIII                           $11.986     $12.303            2.65%                   5,136.5   $     63,193
Qualified IX                              12.349      12.700            2.84%                   2,553.2         32,425
Qualified X (1.15)                        12.512      12.853            2.73%                 215,861.5      2,774,573
Qualified X (1.25)                        12.447      12.777            2.65%               2,420,738.1     30,929,662
Qualified XI                              12.558      12.927            2.94%                 299,468.8      3,871,304
Qualified XII (0.40)                      11.225      11.596            3.31%                 274,180.4      3,179,425
Qualified XII (0.50)                      10.399      10.734            3.23%                  48,811.4        523,955
Qualified XII (0.65)                      10.407      10.610            1.95%   (4)           193,547.3      2,053,553
Qualified XII (0.70)                      10.434      10.603            1.61%   (5)            14,491.8        153,654
Qualified XII (0.75)                      10.283      10.596            3.04%                  25,189.7        266,901
Qualified XII (0.80)                      10.414      10.726            3.00%               1,689,740.5     18,124,158
Qualified XII (0.85)                      11.246      11.579            2.96%                 413,466.8      4,787,611
Qualified XII (0.90)                      10.381      10.684            2.92%                   1,401.2         14,971
Qualified XII (0.95)                      11.217      11.540            2.88%                 361,548.9      4,172,268
Qualified XII (1.00)                      11.202      11.520            2.84%               1,624,178.3     18,711,288
Qualified XII (1.05)                      11.187      11.501            2.80%                  78,858.9        906,950
Qualified XII (1.10)                      11.172      11.481            2.77%                  16,658.1        191,260
Qualified XII (1.15)                      11.158      11.462            2.73%                  53,509.3        613,325
Qualified XII (1.20)                      11.143      11.443            2.69%                  31,908.7        365,118
Qualified XII (1.25)                      11.128      11.423            2.65%                   3,064.5         35,006
Qualified XII (1.30)                      11.114      11.404            2.61%                   5,503.8         62,765
Qualified XII (1.40)                      11.084      11.365            2.54%                     549.1          6,241
Qualified XII (1.50)                      11.055      11.327            2.46%                  13,891.9        157,351
Qualified XIII                            12.545      12.906            2.88%                  97,348.0      1,256,377
Qualified XV                              12.524      12.885            2.88%                  82,888.1      1,067,980
Qualified XVI                             12.393      12.698            2.46%                 105,625.9      1,341,238
Qualified XVII                            12.447      12.777            2.65%                 541,466.2      6,918,289
Qualified XVIII                           12.447      12.777            2.65%                 839,545.3     10,726,832
Qualified XIX                             43.523      44.697            2.70%                  25,068.9      1,120,496
Qualified XX                              42.883      44.020            2.65%                  84,551.8      3,721,963
Qualified XXI                             12.707      12.892            1.45%   (5)            82,200.7      1,059,702
Qualified XXII                            12.728      12.913            1.45%   (5)           105,007.3      1,355,969
Annuity contracts in payment period                                                                             81,297
----------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Qualified V                                8.529       8.618            1.05%   (3)                 7.4             64
Qualified VI                               8.873       8.638           (2.65%)                151,370.1      1,307,507
Qualified VIII                             8.872       8.637           (2.65%)                    227.3          1,963
Qualified X (1.25)                         8.873       8.638           (2.65%)                 14,361.6        124,053
Qualified XI                               8.891       8.680           (2.38%)                 13,236.6        114,893
Qualified XII (0.40)                       8.898       8.717           (2.03%)                  1,267.3         11,048
Qualified XII (0.70)                       8.621       8.746            1.45%   (9)                 1.7             15
Qualified XII (0.75)                       8.944       8.740           (2.28%)                     70.7            618
Qualified XII (0.80)                       8.900       8.694           (2.32%)                 27,419.2        238,381
Qualified XII (0.85)                       8.897       8.688           (2.36%)                  3,089.2         26,838
Qualified XII (0.95)                       8.891       8.675           (2.43%)                 10,092.5         87,554
Qualified XII (1.00)                       8.888       8.669           (2.47%)                 10,272.1         89,048
Qualified XII (1.05)                       8.885       8.663           (2.50%)                    305.0          2,642
Qualified XII (1.10)                       8.882       8.656           (2.54%)                    319.0          2,761
Qualified XII (1.15)                       8.879       8.650           (2.58%)                  3,023.8         26,157
Qualified XII (1.20)                       8.876       8.644           (2.61%)                    548.2          4,739
Qualified XII (1.25)                       8.830       8.638           (2.18%)  (9)                 0.3              2
Qualified XII (1.40)                       9.402       8.619           (8.33%)  (5)                14.1            121
Qualified XIII                             8.891       8.675           (2.43%)                  1,019.1          8,841
Qualified XV                               8.891       8.675           (2.43%)                     97.6            847
Qualified XVI                              8.857       8.607           (2.83%)                  1,061.4          9,135

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

------------------------------------------------------------------------------------------------------------------------------
                                                       Value
                                                     Per Unit              Increase (Decrease)        Units
                                                     --------                  in Value of         Outstanding     Reserves
                                                Beginning    End of            Accumulation           at End         at End
                                                of Period    Period               Unit              of Period       of Period
------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP (continued):
Qualified XVIII                                 $ 8.873     $ 8.638              (2.65%)                2,295.6   $     19,829
Qualified XXI                                     9.523       8.680              (8.86%)   (5)            559.9          4,860
Qualified XXII                                    9.523       8.680              (8.86%)   (5)          3,749.7         32,547
------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Qualified V                                      13.595      14.132               3.95%                    29.3            414
Qualified VI                                     13.633      14.188               4.07%             1,561,465.5     22,154,645
Qualified VIII                                   13.631      14.186               4.07%                   171.5          2,432
Qualified X (1.15)                               13.657      14.224               4.15%                20,277.5        288,418
Qualified X (1.25)                               13.633      14.188               4.07%               179,611.3      2,548,391
Qualified XI                                     13.704      14.302               4.37%                63,776.6        912,142
Qualified XII (0.40)                             13.714      14.364               4.74%                19,850.7        285,130
Qualified XII (0.45)                              9.176       9.607               4.70%                43,514.6        418,051
Qualified XII (0.50)                              9.312       9.746               4.66%                 7,212.5         70,293
Qualified XII (0.70)                              9.503       9.574               0.75%    (5)          3,119.0         29,862
Qualified XII (0.75)                              9.159       9.568               4.46%                14,575.5        139,458
Qualified XII (0.80)                              9.764      10.197               4.43%             1,269,211.4     12,941,554
Qualified XII (0.85)                             13.728      14.330               4.39%                44,745.9        641,198
Qualified XII (0.90)                              9.513       9.927               4.35%                 5,222.7         51,844
Qualified XII (0.95)                             13.704      14.294               4.31%                48,586.2        694,504
Qualified XII (1.00)                             13.692      14.277               4.27%               444,668.9      6,348,348
Qualified XII (1.05)                             13.680      14.259               4.23%                 8,660.7        123,492
Qualified XII (1.10)                             13.668      14.241               4.19%                 7,241.9        103,133
Qualified XII (1.15)                             13.657      14.224               4.15%                11,604.5        165,058
Qualified XII (1.20)                             13.645      14.206               4.11%                17,859.8        253,715
Qualified XII (1.25)                             13.633      14.188               4.07%                 8,944.6        126,909
Qualified XII (1.40)                             13.598      14.136               3.96%                   220.5          3,118
Qualified XII (1.50)                             13.574      14.101               3.88%                 3,698.7         52,154
Qualified XIII                                   13.704      14.294               4.31%                11,743.8        167,868
Qualified XV                                     13.704      14.294               4.31%                 8,579.3        122,635
Qualified XVI                                    13.574      14.101               3.88%                18,072.1        254,831
Qualified XVII                                   13.633      14.188               4.07%                 7,390.7        104,862
Qualified XVIII                                  13.708      14.304               4.35%                 2,671.4         38,212
Qualified XXI                                    14.508      14.302              (1.42%)   (5)         18,570.2        265,593
Qualified XXII                                   14.508      14.302              (1.42%)   (5)         40,550.2        579,952
Annuity contracts in payment period                                                                                      8,985
------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Qualified III                                    12.088      12.367               2.31%                55,898.3        691,287
Qualified V                                      15.985      16.335               2.19%                   238.1          3,890
Qualified VI                                     16.030      16.400               2.31%             1,035,561.7     16,983,318
Qualified VIII                                   16.028      16.397               2.31%                   381.2          6,250
Qualified X (1.15)                               16.754      16.441              (1.87%)   (9)          2,242.2         36,864
Qualified X (1.25)                               16.030      16.400               2.31%               120,907.4      1,982,893
Qualified XI                                     16.113      16.532               2.60%                51,934.4        858,555
Qualified XII (0.40)                             16.125      16.603               2.96%                12,086.6        200,670
Qualified XII (0.50)                             11.369      11.697               2.89%                 2,542.5         29,740
Qualified XII (0.65)                             11.196      10.921              (2.46%)   (4)         59,030.3        644,675
Qualified XII (0.70)                             11.759      10.914              (7.19%)   (5)          2,080.6         22,707
Qualified XII (0.75)                             10.620      10.906               2.69%                15,946.8        173,920
Qualified XII (0.80)                             11.692      12.003               2.66%               351,316.9      4,216,782
Qualified XII (0.85)                             16.141      16.563               2.62%                26,115.0        432,552
Qualified XII (0.90)                             11.462      11.757               2.58%                 4,874.1         57,306
Qualified XII (0.95)                             16.113      16.522               2.54%                40,672.2        672,003
Qualified XII (1.00)                             16.099      16.502               2.50%               100,802.0      1,663,432
Qualified XII (1.05)                             16.085      16.482               2.46%                 6,010.0         99,054
Qualified XII (1.10)                             16.071      16.461               2.43%                 1,303.2         21,452
Qualified XII (1.15)                             16.057      16.441               2.39%                 5,171.5         85,023

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

-------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit           Increase (Decrease)      Units
                                                 --------               in Value of       Outstanding     Reserves
                                           Beginning     End of         Accumulation         at End        at End
                                           of Period     Period             Unit           of Period     of Period
-------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP (continued):
Qualified XII (1.20)                        $16.044     $16.420            2.35%            11,203.9   $    183,973
Qualified XII (1.25)                         16.030      16.400            2.31%             1,931.7         31,681
Qualified XII (1.30)                         16.016      16.380            2.27%               179.2          2,935
Qualified XII (1.40)                         15.988      16.339            2.20%               119.2          1,948
Qualified XII (1.50)                         15.960      16.299            2.12%             2,417.5         39,403
Qualified XIII                               16.113      16.522            2.54%             3,689.2         60,955
Qualified XV                                 16.113      16.522            2.54%             3,729.3         61,618
Qualified XVI                                15.960      16.299            2.12%            15,035.9        245,068
Qualified XVII                               16.030      16.400            2.31%            10,023.5        164,386
Qualified XVIII                              16.118      16.534            2.58%             2,382.2         39,386
Qualified XXI                                17.291      16.531           (4.39%)  (5)      11,136.9        184,109
Qualified XXII                               17.291      16.531           (4.39%)  (5)      16,956.4        280,314
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Qualified VI                                 10.217      10.161           (0.55%)  (5)      24,267.5        246,576
Qualified X (1.15)                           10.465      10.165           (2.86%)  (8)          78.7            800
Qualified X (1.25)                           10.217      10.161           (0.55%)  (5)       3,322.5         33,759
Qualified XII (0.40)                         10.105      10.199            0.93%   (9)           0.4              4
Qualified XII (0.70)                         10.189      10.185           (0.04%)  (9)           7.7             79
Qualified XII (0.75)                          9.957      10.183            2.27%   (5)          17.1            174
Qualified XII (0.80)                         10.166      10.181            0.15%   (6)         639.5          6,510
Qualified XII (0.85)                         10.489      10.179           (2.96%)  (6)       1,737.4         17,685
Qualified XII (0.95)                         10.487      10.174           (2.99%)  (6)         482.0          4,904
Qualified XII (1.00)                          9.821      10.172            3.58%   (5)      18,801.3        191,247
Qualified XII (1.05)                          9.877      10.170            2.97%   (5)          77.8            792
Qualified XII (1.10)                         10.778      10.168           (5.67%)  (7)          75.5            768
Qualified XII (1.15)                          9.693      10.165            4.88%   (5)           1.3             14
Qualified XII (1.20)                         10.195      10.163           (0.32%)  (9)           8.5             87
Qualified XV                                  9.660      10.147            5.04%   (6)          21.7            220
Qualified XVI                                10.165      10.150           (0.15%)  (8)       2,346.0         23,811
Qualified XVII                               10.649      10.165           (4.54%)  (7)       2,421.3         24,614
Qualified XVIII                              10.003      10.165            1.62%   (6)         616.7          6,269
-------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Qualified VI                                  9.627       9.532           (0.99%)  (5)     171,261.0      1,632,482
Qualified X (1.25)                            9.627       9.532           (0.99%)  (5)      27,771.7        264,724
Qualified XII (0.40)                         10.351       9.568           (7.56%)  (7)          43.2            413
Qualified XII (0.70)                          9.404       9.555            1.61%   (9)           3.9             37
Qualified XII (0.75)                          9.275       9.553            3.00%   (6)       2,106.6         20,125
Qualified XII (0.80)                          9.280       9.551            2.92%   (6)      13,469.7        128,650
Qualified XII (0.85)                          9.575       9.549           (0.27%)  (6)      10,675.7        101,942
Qualified XII (0.95)                         10.261       9.545           (6.98%)  (7)       3,216.5         30,700
Qualified XII (1.00)                          9.939       9.543           (3.98%)  (5)      30,095.8        287,194
Qualified XII (1.05)                          9.842       9.541           (3.06%)  (6)         568.6          5,425
Qualified XII (1.10)                         10.373       9.538           (8.04%)  (7)           9.1             87
Qualified XII (1.15)                          9.204       9.536            3.61%   (8)          15.7            150
Qualified XII (1.20)                          9.601       9.534           (0.69%)  (6)          46.9            448
Qualified XIII                                9.645       9.520           (1.29%)  (9)           2.2             21
Qualified XV                                  9.601       9.520           (0.84%)  (6)          80.4            765
Qualified XVI                                 9.684       9.522           (1.68%)  (6)       4,234.8         40,322
Qualified XVII                                9.763       9.536           (2.32%)  (9)       4,407.5         42,031
Qualified XVIII                               9.566       9.536           (0.31%)  (6)       1,494.8         14,255
-------------------------------------------------------------------------------------------------------------------
Growth Fund:
Qualified VI                                  9.513       9.880            3.85%   (5)     121,201.5      1,197,475
Qualified X (1.15)                           10.207       9.884           (3.16%)  (8)          32.4            320
Qualified X (1.25)                            9.819       9.880            0.62%   (5)      13,971.3        138,036
Qualified XII (0.40)                         10.158       9.917           (2.37%)  (9)       1,430.5         14,187
Qualified XII (0.75)                          9.867       9.902            0.36%   (8)          12.5            124

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

-------------------------------------------------------------------------------------------------------------------
                                            Value
                                           Per Unit           Increase (Decrease)           Units
                                           --------               in Value of            Outstanding      Reserves
                                      Beginning     End of        Accumulation              at End         at End
                                      of Period     Period            Unit                of Period      of Period
-------------------------------------------------------------------------------------------------------------------
Growth Fund (continued):
Qualified XII (0.80)                   $10.306    $ 9.900           (3.94%)  (7)             3,543.5   $     35,079
Qualified XII (0.85)                    10.118      9.897           (2.18%)  (6)             9,274.2         91,791
Qualified XII (0.95)                     9.465      9.893            4.53%   (5)             6,961.7         68,873
Qualified XII (1.00)                     9.382      9.891            5.42%   (5)            13,947.0        137,948
Qualified XII (1.05)                     9.632      9.889            2.67%   (5)               540.1          5,341
Qualified XII (1.10)                    10.484      9.887           (5.70%)  (7)                 7.0             69
Qualified XII (1.15)                     9.380      9.884            5.38%   (5)               693.3          6,852
Qualified XII (1.20)                     9.493      9.882            4.10%   (8)                53.6            529
Qualified XII (1.30)                     9.916      9.878           (0.38%)  (9)                 1.0             10
Qualified XII (1.50)                     9.898      9.869           (0.29%)  (7)                52.3            516
Qualified XIII                          10.229      9.897           (3.24%)  (7)                43.9            434
Qualified XVI                           10.209      9.869           (3.33%)  (7)             1,873.0         18,484
-------------------------------------------------------------------------------------------------------------------
Value Fund:
Qualified VI                             9.747      9.803            0.58%   (5)           236,858.3      2,321,880
Qualified X (1.15)                      10.171      9.807           (3.58%)  (8)            16,242.0        159,288
Qualified X (1.25)                       9.746      9.803            0.59%   (5)            26,671.8        261,459
Qualified XII (0.40)                    10.177      9.840           (3.31%)  (7)             3,308.9         32,559
Qualified XII (0.45)                     9.753      9.837            0.87%   (9)               314.4          3,093
Qualified XII (0.70)                     9.661      9.827            1.72%   (9)                 3.8             37
Qualified XII (0.75)                     9.815      9.824            0.09%   (5)               505.7          4,968
Qualified XII (0.80)                     9.762      9.822            0.61%   (5)           121,048.5      1,188,977
Qualified XII (0.85)                    10.458      9.820           (6.10%)  (7)             7,990.4         78,467
Qualified XII (0.90)                    10.450      9.818           (6.05%)  (7)               319.6          3,138
Qualified XII (0.95)                     9.827      9.816           (0.11%)  (6)             4,820.7         47,319
Qualified XII (1.00)                     9.747      9.814            0.69%   (5)            55,263.5        542,337
Qualified XII (1.05)                    10.384      9.811           (5.51%)  (7)             1,040.3         10,207
Qualified XII (1.10)                    10.159      9.809           (3.44%)  (7)               182.5          1,790
Qualified XII (1.15)                     9.747      9.807            0.62%   (5)                10.6            104
Qualified XII (1.20)                     9.848      9.805           (0.44%)  (9)                 4.4             43
Qualified XII (1.50)                    10.003      9.792           (2.11%)  (8)                78.3            767
Qualified XIII                           9.915      9.786           (1.30%)  (6)               129.7          1,269
Qualified XV                             9.845      9.786           (0.60%)  (8)                 3.1             30
Qualified XVI                            9.842      9.792           (0.51%)  (6)             2,327.1         22,787
Qualified XVII                           9.778      9.807            0.30%   (5)            25,579.4        250,861
Qualified XVIII                         10.017      9.807           (2.09%)  (8)             3,587.3         35,181
-------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Qualified III                           27.186     27.513            1.20%                 892,545.6     24,556,254
Qualified V                             20.904     21.130            1.08%                   1,678.4         35,465
Qualified VI                            20.485     20.732            1.20%               1,131,919.3     23,466,602
Qualified VIII                          18.609     18.831            1.20%                   7,247.4        136,479
Qualified X (1.25)                      10.500     10.626            1.20%                  30,169.2        320,571
Qualified XI                            20.668     20.975            1.49%                  67,806.9      1,422,282
Qualified XII (0.40)                    14.976     15.253            1.85%                  39,555.1        603,323
Qualified XII (0.45)                    10.714     10.908            1.81%                  15,780.3        172,129
Qualified XII (0.50)                    10.966     11.160            1.77%                  53,065.1        592,210
Qualified XII (0.70)                    11.025     10.871           (1.40%)  (5)             3,255.7         35,392
Qualified XII (0.75)                    10.694     10.863            1.58%                   9,725.4        105,651
Qualified XII (0.80)                    11.254     11.428            1.54%                  73,306.3        837,725
Qualified XII (0.85)                    15.005     15.231            1.51%                 204,350.5      3,112,361
Qualified XII (0.90)                    11.320     11.325            0.04%   (8)                10.0            114
Qualified XII (0.95)                    14.965     15.179            1.43%                  96,517.5      1,465,035
Qualified XII (1.00)                    14.945     15.153            1.39%                 162,582.2      2,463,653
Qualified XII (1.05)                    14.926     15.128            1.35%                  29,504.1        446,327
Qualified XII (1.10)                    14.906     15.102            1.32%                   8,415.9        127,097
Qualified XII (1.15)                    14.886     15.076            1.28%                  52,076.9        785,135
Qualified XII (1.20)                    14.867     15.051            1.24%                   5,442.8         81,919

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

-------------------------------------------------------------------------------------------------------------------------------
                                                         Value
                                                        Per Unit              Increase (Decrease)       Units
                                                        --------                  in Value of        Outstanding      Reserves
                                                  Beginning     End of            Accumulation          at End         at End
                                                  of Period     Period                Unit            of Period      of Period
-------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (continued):
Qualified XII (1.25)                               $14.847     $15.025               1.20%                 167.8   $      2,521
Qualified XII (1.30)                                14.827      15.000               1.16%                  40.6            609
Qualified XII (1.40)                                14.950      14.949               0.00%   (2)           365.0          5,457
Qualified XII (1.50)                                14.749      14.899               1.01%               2,731.9         40,702
Qualified XIII                                      20.646      20.941               1.43%              16,708.0        349,884
Qualified XV                                        20.612      20.906               1.43%               7,006.2        146,475
Qualified XVI                                       20.397      20.604               1.01%              26,561.6        547,266
Qualified XVII                                      20.485      20.732               1.20%               1,061.8         22,012
Qualified XVIII                                     10.500      10.626               1.20%               9,411.8        100,008
Qualified XXI                                       21.036      20.918              (0.56%)  (5)         3,248.3         67,948
Qualified XXII                                      21.071      20.953              (0.56%)  (5)         3,380.1         70,821
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Qualified III                                       18.285      18.640               1.94%           2,378,682.0     44,338,386
Qualified V                                         17.305      17.620               1.82%                 835.8         14,727
Qualified VI                                        17.459      17.798               1.94%           5,605,057.1     99,757,811
Qualified VIII                                      17.395      17.732               1.93%               4,721.2         83,715
Qualified X (1.15)                                  21.948      22.391               2.02%             106,839.0      2,392,223
Qualified X (1.25)                                  21.848      22.272               1.94%           1,227,854.5     27,346,312
Qualified XI                                        17.615      18.007               2.23%             230,257.3      4,146,259
Qualified XII (0.40)                                15.192      15.585               2.59%             114,071.1      1,777,792
Qualified XII (0.45)                                 9.968      10.223               2.55%              57,805.5        590,936
Qualified XII (0.50)                                10.363      10.623               2.51%              13,669.2        145,214
Qualified XII (0.65)                                10.691      10.195              (4.64%)  (4)       121,269.0      1,236,342
Qualified XII (0.70)                                11.230      10.188              (9.28%)  (5)         7,418.6         75,582
Qualified XII (0.75)                                 9.950      10.181               2.32%              72,330.1        736,405
Qualified XII (0.80)                                10.850      11.098               2.28%             840,736.7      9,330,407
Qualified XII (0.85)                                15.220      15.562               2.25%             328,730.2      5,115,771
Qualified XII (0.90)                                10.671      10.907               2.21%                 611.9          6,674
Qualified XII (0.95)                                15.180      15.510               2.17%             177,707.9      2,756,166
Qualified XII (1.00)                                15.160      15.483               2.13%             352,738.4      5,461,561
Qualified XII (1.05)                                15.140      15.457               2.09%              77,853.2      1,203,385
Qualified XII (1.10)                                15.120      15.431               2.05%              35,875.0        553,585
Qualified XII (1.15)                                15.100      15.405               2.02%              71,224.3      1,097,196
Qualified XII (1.20)                                15.080      15.379               1.98%              19,899.1        306,022
Qualified XII (1.25)                                15.061      15.353               1.94%              12,289.9        188,683
Qualified XII (1.30)                                15.041      15.327               1.90%               3,913.8         59,985
Qualified XII (1.40)                                15.001      15.275               1.83%               1,076.1         16,437
Qualified XII (1.50)                                14.961      15.223               1.75%              11,314.4        172,241
Qualified XIII                                      17.596      17.978               2.17%              31,489.7        566,109
Qualified XV                                        17.567      17.948               2.17%              14,345.5        257,469
Qualified XVI                                       17.384      17.688               1.75%             147,594.5      2,610,636
Qualified XVII                                      17.459      17.798               1.94%              31,917.3        568,059
Qualified XVIII                                     21.848      22.272               1.94%              20,227.6        450,501
Qualified XXI                                       19.392      17.958              (7.40%)  (5)        30,341.0        544,850
Qualified XXII                                      19.424      17.987              (7.40%)  (5)        37,801.0        679,942
-------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified I                                         18.115      19.978              10.28%               2,653.5         53,010
Qualified III                                       19.406      21.391              10.23%                  58.6          1,254
Qualified V                                         19.285      21.233              10.10%               1,736.1         36,861
Qualified VI                                        19.155      21.114              10.23%           9,467,901.2    199,907,340
Qualified VIII                                      19.385      21.367              10.22%               6,489.5        138,664
Qualified X (1.15)                                  26.764      29.524              10.31%             101,244.1      2,989,150
Qualified X (1.25)                                  26.641      29.366              10.23%           1,462,526.0     42,949,027
Qualified XI                                        19.326      21.362              10.54%             447,832.9      9,566,802
Qualified XII (0.40)                                17.525      19.441              10.93%             315,865.0      6,140,608

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

---------------------------------------------------------------------------------------------------------------
                                        Value
                                       Per Unit           Increase (Decrease)           Units
                                       --------               in Value of            Outstanding      Reserves
                                 Beginning     End of         Accumulation              at End         at End
                                 of Period     Period             Unit                of Period      of Period
---------------------------------------------------------------------------------------------------------------
Growth Portfolio (continued):
Qualified XII (0.45)              $13.493     $13.498            0.04%   (9)               664.5   $      8,969
Qualified XII (0.50)               12.779      14.165           10.85%                  44,340.4        628,103
Qualified XII (0.65)               13.816      13.462           (2.56%)  (4)           266,302.0      3,584,876
Qualified XII (0.70)               13.474      13.453           (0.16%)  (5)            37,680.4        506,898
Qualified XII (0.75)               12.150      13.443           10.64%                 107,694.7      1,447,782
Qualified XII (0.80)               13.307      14.718           10.60%               1,440,211.3     21,197,025
Qualified XII (0.85)               17.558      19.412           10.56%                 551,796.8     10,711,636
Qualified XII (0.90)               12.978      14.344           10.52%                   2,560.6         36,728
Qualified XII (0.95)               17.512      19.347           10.48%                 314,699.3      6,088,366
Qualified XII (1.00)               17.489      19.314           10.44%                 953,638.7     18,418,480
Qualified XII (1.05)               17.466      19.281           10.40%                 108,331.3      2,088,753
Qualified XII (1.10)               17.443      19.249           10.35%                  53,448.3      1,028,804
Qualified XII (1.15)               17.420      19.216           10.31%                 100,185.4      1,925,160
Qualified XII (1.20)               17.397      19.183           10.27%                  49,146.9        942,807
Qualified XII (1.25)               17.374      19.151           10.23%                  21,678.3        415,161
Qualified XII (1.30)               17.351      19.119           10.19%                   6,724.2        128,557
Qualified XII (1.40)               17.305      19.054           10.11%                   6,444.5        122,793
Qualified XII (1.50)               17.259      18.989           10.02%                  27,556.8        523,289
Qualified XIII                     19.305      21.327           10.48%                  82,605.0      1,761,755
Qualified XV                       19.273      21.292           10.48%                  41,931.3        892,801
Qualified XVI                      19.072      20.984           10.02%                 200,165.0      4,200,240
Qualified XVII                     19.155      21.114           10.23%                  47,268.5        998,037
Qualified XVIII                    26.641      29.366           10.23%                  48,781.2      1,432,526
Qualified XXI                      21.072      21.304            1.10%   (5)            72,916.3      1,553,383
Qualified XXII                     21.107      21.339            1.10%   (5)            75,837.9      1,618,316
---------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Qualified III                       9.023       9.301            3.08%                 194,601.7      1,809,931
---------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Qualified V                        13.587      15.367           13.10%                      23.4            360
Qualified VI                       13.662      15.470           13.24%                 642,949.8      9,946,341
Qualified VIII                     13.658      15.465           13.23%                     351.3          5,433
Qualified X (1.15)                 14.140      16.023           13.32%                  21,786.0        349,078
Qualified X (1.25)                 14.074      15.937           13.24%                 169,632.8      2,703,499
Qualified XI                       13.784      15.652           13.55%                  23,672.5        370,516
Qualified XII (0.40)               13.170      15.008           13.96%                  25,252.7        378,996
Qualified XII (0.45)               10.647      10.759            1.05%   (9)                20.5            220
Qualified XII (0.50)               10.183      11.595           13.87%                     606.1          7,028
Qualified XII (0.65)               10.023      10.730            7.05%   (4)            11,164.5        119,792
Qualified XII (0.70)               10.077      10.722            6.41%   (5)               264.0          2,831
Qualified XII (0.75)                9.427      10.715           13.66%                   5,895.0         63,166
Qualified XII (0.80)               10.530      11.964           13.62%                  53,614.7        641,464
Qualified XII (0.85)               13.195      14.986           13.57%                  24,024.5        360,038
Qualified XII (0.95)               13.160      14.936           13.49%                   9,074.6        135,535
Qualified XII (1.00)               13.143      14.910           13.45%                  44,234.5        659,550
Qualified XII (1.05)               13.126      14.885           13.40%                  10,870.6        161,809
Qualified XII (1.10)               13.108      14.860           13.36%                   9,271.7        137,776
Qualified XII (1.15)               13.091      14.835           13.32%                  10,158.4        150,698
Qualified XII (1.20)               13.074      14.810           13.28%                   2,356.6         34,900
Qualified XII (1.25)               13.056      14.785           13.24%                   6,632.4         98,056
Qualified XII (1.30)               13.039      14.760           13.19%                     444.4          6,559
Qualified XII (1.40)               13.005      14.710           13.11%                     137.4          2,021
Qualified XII (1.50)               12.971      14.660           13.02%                     770.3         11,292
Qualified XIII                     13.769      15.626           13.49%                   5,040.8         78,768
Qualified XV                       13.746      15.600           13.49%                   2,919.0         45,537
Qualified XVI                      13.603      15.374           13.02%                  12,200.2        187,569
Qualified XVII                     13.662      15.470           13.24%                   1,446.6         22,379

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

---------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit           Increase (Decrease)         Units
                                         --------               in Value of          Outstanding      Reserves
                                   Beginning     End of         Accumulation            at End         at End
                                   of Period     Period             Unit              of Period      of Period
---------------------------------------------------------------------------------------------------------------
Overseas Portfolio (continued):
Qualified XVIII                     $14.074     $15.937           13.24%                 2,589.3   $     41,266
Qualified XXI                        14.422      15.609            8.23%   (5)           8,040.2        125,496
Qualified XXII                       14.446      15.635            8.23%   (5)          10,109.6        158,060
---------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Qualified III                        16.719      16.913            1.16%             1,567,425.2     26,509,260
---------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Qualified III                        22.177      23.263            4.90%             3,795,379.2     88,292,123
Qualified V                          19.627      20.564            4.77%                 1,685.1         34,652
Qualified VI                         19.601      20.561            4.90%             9,780,511.4    201,096,761
Qualified VIII                       19.729      20.694            4.89%                 3,683.7         76,233
Qualified X (1.15)                   22.103      23.202            4.98%                30,847.6        715,739
Qualified X (1.25)                   22.023      23.101            4.90%               904,458.0     20,894,125
Qualified XI                         19.776      20.803            5.19%               224,098.4      4,661,841
Qualified XII (0.40)                 17.813      18.804            5.57%               235,182.5      4,422,448
Qualified XII (0.45)                 11.475      12.109            5.53%                94,162.1      1,140,213
Qualified XII (0.50)                 11.985      12.642            5.49%                20,806.7        263,043
Qualified XII (0.65)                 12.698      12.076           (4.90%)  (4)         221,613.8      2,676,238
Qualified XII (0.70)                 12.471      12.068           (3.23%)  (5)          22,971.0        277,213
Qualified XII (0.75)                 11.454      12.060            5.29%                95,254.0      1,148,738
Qualified XII (0.80)                 12.589      13.250            5.25%             2,019,900.5     26,763,478
Qualified XII (0.85)                 17.847      18.777            5.21%               378,295.6      7,103,240
Qualified XII (0.90)                 12.293      12.929            5.17%                 3,294.7         42,597
Qualified XII (0.95)                 17.800      18.713            5.13%               318,112.1      5,952,960
Qualified XII (1.00)                 17.776      18.682            5.09%             1,367,549.8     25,548,249
Qualified XII (1.05)                 17.753      18.650            5.05%               127,687.5      2,381,388
Qualified XII (1.10)                 17.729      18.619            5.01%                43,237.4        805,020
Qualified XII (1.15)                 17.706      18.587            4.98%               109,929.8      2,043,271
Qualified XII (1.20)                 17.683      18.556            4.94%                27,460.4        509,544
Qualified XII (1.25)                 17.659      18.524            4.90%                12,998.7        240,791
Qualified XII (1.30)                 17.636      18.493            4.86%                12,099.5        223,753
Qualified XII (1.40)                 17.590      18.430            4.78%                 2,853.9         52,598
Qualified XII (1.50)                 17.543      18.368            4.70%                13,864.4        254,661
Qualified XIII                       19.755      20.769            5.13%                77,626.2      1,612,188
Qualified XV                         19.722      20.734            5.13%                35,984.2        746,101
Qualified XVI                        19.516      20.434            4.70%               170,490.0      3,483,792
Qualified XVII                       19.601      20.561            4.90%                35,716.7        734,371
Qualified XVIII                      22.023      23.101            4.90%                22,981.2        530,894
Qualified XXI                        21.258      20.745           (2.41%)  (5)          93,468.1      1,939,039
Qualified XXII                       21.293      20.780           (2.41%)  (5)         110,948.9      2,305,515
---------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Qualified III                        23.650      24.598            4.01%             4,371,915.8    107,539,660
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Qualified I                          17.901      20.467           14.33%   (4)           2,923.0         59,824
Qualified III                        24.098      33.771           40.14%             2,864,288.9     96,731,282
Qualified V                          20.810      29.129           39.98%                 2,891.4         84,226
Qualified VI                         20.951      29.362           40.14%            10,741,777.8    315,401,402
Qualified VIII                       20.945      29.351           40.14%                 6,866.7        201,543
Qualified X (1.15)                   20.300      28.470           40.25%                54,140.1      1,541,389
Qualified X (1.25)                   20.226      28.345           40.14%               914,838.1     25,931,119
Qualified XI                         21.139      29.707           40.54%               462,482.6     13,739,141
Qualified XII (0.40)                 14.125      19.921           41.04%               354,648.4      7,064,971
Qualified XII (0.45)                 17.095      17.103            0.05%   (9)             775.8         13,268
Qualified XII (0.50)                 12.541      17.675           40.93%               183,162.6      3,237,330

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

-------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit              Increase (Decrease)         Units
                                  -------                   in Value of          Outstanding        Reserves
                           Beginning       End of           Accumulation           at End            at End
                           of Period       Period               Unit              of Period        of Period
-------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio
(continued):
Qualified XII (0.65)        $15.589       $17.057              9.42%   (4)         157,914.6     $  2,693,522
Qualified XII (0.70)         15.319        17.045             11.27%   (5)          44,791.8          763,487
Qualified XII (0.75)         12.109        17.034             40.67%               161,587.1        2,752,421
Qualified XII (0.80)         13.056        18.359             40.62%             2,449,712.6       44,974,411
Qualified XII (0.85)         14.152        19.892             40.56%               641,984.9       12,770,447
Qualified XII (0.90)         12.830        18.028             40.51%                 2,910.8           52,476
Qualified XII (0.95)         14.114        19.825             40.46%               539,630.0       10,698,071
Qualified XII (1.00)         14.096        19.791             40.41%             1,495,410.4       29,596,070
Qualified XII (1.05)         14.077        19.758             40.35%               191,483.5        3,783,286
Qualified XII (1.10)         14.059        19.724             40.30%                52,792.4        1,041,296
Qualified XII (1.15)         14.040        19.691             40.25%               130,996.1        2,579,437
Qualified XII (1.20)         14.022        19.658             40.20%                55,899.5        1,098,850
Qualified XII (1.25)         14.003        19.624             40.14%                17,011.3          333,836
Qualified XII (1.30)         13.985        19.591             40.09%                 7,622.8          149,339
Qualified XII (1.40)         13.948        19.525             39.99%                 2,082.4           40,658
Qualified XII (1.50)         13.911        19.459             39.88%                17,828.4          346,919
Qualified XIII               21.116        29.659             40.46%                79,239.5        2,350,145
Qualified XV                 21.081        29.609             40.46%                68,059.0        2,015,184
Qualified XVI                20.861        29.181             39.88%               152,510.0        4,450,375
Qualified XVII               20.951        29.362             40.14%                54,458.9        1,599,028
Qualified XVIII              20.226        28.345             40.14%                25,712.9          728,834
Qualified XXI                27.003        29.626              9.71%   (5)         168,086.1        4,979,645
Qualified XXII               27.048        29.675              9.71%   (5)         101,699.8        3,017,938
-------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Qualified III                19.914        21.497              7.95%                   432.9            9,305
Qualified V                  19.800        21.349              7.82%                   835.7           17,840
Qualified VI                 19.908        21.491              7.95%             5,480,463.2      117,782,283
Qualified VIII               19.903        21.484              7.95%                 3,503.5           75,270
Qualified X (1.15)           20.731        22.396              8.03%                74,149.5        1,660,663
Qualified X (1.25)           20.657        22.300              7.95%               716,676.3       15,981,795
Qualified XI                 20.086        21.744              8.25%               220,620.4        4,797,157
Qualified XII (0.40)         17.878        19.423              8.64%                93,686.9        1,819,666
Qualified XII (0.45)         11.816        12.832              8.60%               132,262.8        1,697,156
Qualified XII (0.50)         12.415        13.477              8.56%                71,532.4          964,056
Qualified XII (0.65)         13.502        12.797             (5.22%)  (4)         225,308.4        2,883,232
Qualified XII (0.70)         13.144        12.788             (2.70%)  (5)           6,619.1           84,646
Qualified XII (0.75)         11.794        12.779              8.36%                64,639.4          826,054
Qualified XII (0.80)         12.741        13.801              8.32%               780,348.0       10,769,453
Qualified XII (0.85)         17.912        19.395              8.28%               151,965.0        2,947,290
Qualified XII (0.90)         12.490        13.518              8.23%                   882.6           11,931
Qualified XII (0.95)         17.865        19.329              8.19%               213,026.3        4,117,566
Qualified XII (1.00)         17.841        19.296              8.15%               582,361.5       11,237,364
Qualified XII (1.05)         17.818        19.264              8.11%                84,211.0        1,622,199
Qualified XII (1.10)         17.794        19.231              8.07%                24,073.7          462,960
Qualified XII (1.15)         17.771        19.198              8.03%                58,920.5        1,131,179
Qualified XII (1.20)         17.747        19.166              7.99%                19,109.5          366,250
Qualified XII (1.25)         17.724        19.133              7.95%                 6,483.8          124,057
Qualified XII (1.30)         17.701        19.101              7.91%                 2,125.5           40,599
Qualified XII (1.40)         17.654        19.036              7.83%                 1,009.7           19,221
Qualified XII (1.50)         17.607        18.972              7.75%                32,617.9          618,830
Qualified XIII               20.064        21.708              8.19%                50,132.8        1,088,297
Qualified XV                 20.031        21.672              8.19%                30,511.7          661,258
Qualified XVI                19.822        21.359              7.75%                81,189.2        1,734,087
Qualified XVII               19.908        21.491              7.95%                40,026.8          860,228
Qualified XVIII              20.657        22.300              7.95%                49,550.3        1,104,965
Qualified XXI                22.140        21.684             (2.06%)  (5)          79,168.4        1,716,697
Qualified XXII               22.177        21.720             (2.06%)  (5)          42,146.0          915,419
-------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

-------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)         Units
                                  --------                 in Value of          Outstanding        Reserves
                           Beginning      End of           Accumulation            at End           at End
                           of Period      Period               Unit              of Period        of Period
-------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Qualified III               $15.548       $15.319             (1.47%)                6,747.3     $    103,362
Qualified V                  15.383        15.139             (1.59%)                   58.8              890
Qualified VI                 15.487        15.259             (1.47%)            1,084,363.6       16,546,415
Qualified VIII               15.482        15.253             (1.48%)                  314.1            4,792
Qualified X (1.25)           10.419        10.265             (1.47%)               60,947.6          625,652
Qualified XI                 15.626        15.439             (1.20%)               67,521.1        1,042,429
Qualified XII (0.40)         13.053        12.943             (0.84%)               20,902.4          270,535
Qualified XII (0.45)         10.446        10.354             (0.88%)               27,151.4          281,124
Qualified XII (0.50)         10.640        10.543             (0.92%)               22,458.2          236,772
Qualified XII (0.65)         10.622        10.326             (2.78%)  (4)          84,070.8          868,095
Qualified XII (0.70)         10.473        10.319             (1.47%)  (5)           1,284.8           13,257
Qualified XII (0.75)         10.427        10.312             (1.10%)                6,742.0           69,522
Qualified XII (0.80)         10.643        10.521             (1.14%)              307,941.9        3,239,889
Qualified XII (0.85)         13.078        12.924             (1.18%)               36,147.8          467,170
Qualified XII (0.90)         10.638        10.509             (1.21%)                  757.2            7,957
Qualified XII (0.95)         13.043        12.880             (1.25%)               63,077.2          812,442
Qualified XII (1.00)         13.026        12.858             (1.29%)              431,058.2        5,542,705
Qualified XII (1.05)         13.009        12.837             (1.33%)               29,356.6          376,838
Qualified XII (1.10)         12.992        12.815             (1.36%)                7,386.8           94,660
Qualified XII (1.15)         12.975        12.793             (1.40%)               15,174.2          194,125
Qualified XII (1.20)         12.958        12.771             (1.44%)                6,108.0           78,008
Qualified XII (1.25)         12.940        12.750             (1.47%)                3,938.9           50,220
Qualified XII (1.30)         12.923        12.728             (1.51%)                4,479.9           57,021
Qualified XII (1.40)         12.889        12.685             (1.58%)                  114.8            1,457
Qualified XII (1.50)         12.855        12.642             (1.66%)                  568.4            7,186
Qualified XIII               15.609        15.413             (1.25%)                3,922.2           60,453
Qualified XV                 15.583        15.388             (1.25%)                6,114.7           94,090
Qualified XVI                15.420        15.165             (1.66%)               12,776.9          193,759
Qualified XVII               15.487        15.259             (1.47%)               10,570.9          161,302
Qualified XXI                15.603        15.396             (1.33%)  (5)          11,141.0          171,527
Qualified XXII               15.629        15.422             (1.33%)  (5)           8,870.3          136,796
-------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified III                22.529        26.011             15.45%             2,311,551.4       60,125,215
Qualified V                  20.556        23.704             15.32%                 1,271.9           30,149
Qualified VI                 20.651        23.843             15.45%             4,823,933.5      115,015,597
Qualified VIII               20.663        23.855             15.45%                 1,854.5           44,238
Qualified X (1.15)           22.165        25.610             15.54%                47,726.4        1,222,280
Qualified X (1.25)           22.086        25.500             15.45%               673,433.2       17,172,309
Qualified XI                 20.836        24.123             15.78%               229,942.1        5,546,878
Qualified XII (0.40)         17.807        20.690             16.19%               139,112.8        2,878,199
Qualified XII (0.45)         11.979        13.575             13.32%   (1)         112,253.5        1,523,860
Qualified XII (0.50)         12.391        14.386             16.10%                22,069.6          317,501
Qualified XII (0.70)         13.194        13.529              2.54%   (5)          24,597.2          332,777
Qualified XII (0.75)         11.666        13.520             15.89%                64,641.2          873,942
Qualified XII (0.80)         12.836        14.870             15.84%               917,019.1       13,636,091
Qualified XII (0.85)         17.841        20.660             15.80%               569,889.4       11,773,719
Qualified XII (0.90)         12.464        14.428             15.76%                   929.5           13,411
Qualified XII (0.95)         17.794        20.590             15.71%               136,412.4        2,808,694
Qualified XII (1.00)         17.770        20.555             15.67%               444,538.5        9,137,451
Qualified XII (1.05)         17.747        20.520             15.63%                81,628.7        1,675,030
Qualified XII (1.10)         17.723        20.485             15.58%                21,214.4          434,586
Qualified XII (1.15)         17.700        20.451             15.54%                47,068.7          962,590
Qualified XII (1.20)         17.677        20.416             15.50%                24,592.3          502,080
Qualified XII (1.25)         17.653        20.382             15.45%                 8,771.1          178,769

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

-----------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)        Units
                                                 --------              in Value of          Outstanding       Reserves
                                           Beginning    End of         Accumulation            at End          at End
                                           of Period    Period             Unit              of Period       of Period
-----------------------------------------------------------------------------------------------------------------------
Growth Portfolio (continued):
Qualified XII (1.30)                        $17.630     $20.347            15.41%                3,787.5   $     77,064
Qualified XII (1.40)                         17.584      20.278            15.33%                2,917.6         59,164
Qualified XII (1.50)                         17.537      20.210            15.24%               10,328.2        208,730
Qualified XIII                               20.813      24.083            15.71%               47,829.2      1,151,892
Qualified XV                                 20.778      24.043            15.71%               36,284.2        872,397
Qualified XVI                                20.562      23.696            15.24%               87,474.9      2,072,763
Qualified XVII                               20.651      23.843            15.45%               19,252.2        459,023
Qualified XVIII                              22.086      25.500            15.45%               43,705.6      1,114,478
Qualified XXI                                23.156      24.057             3.89%  (5)          48,934.3      1,177,190
Qualified XXII                               23.195      24.097             3.89%  (5)          42,418.7      1,022,147
Annuity contracts in payment period                                                                             469,462
-----------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Qualified I                                  19.333      20.463             5.84%  (5)           2,110.6         43,190
Qualified III                                23.797      27.256            14.54%            5,210,295.8    142,013,339
Qualified V                                  21.334      24.406            14.40%                3,253.1         79,395
Qualified VI                                 21.288      24.383            14.54%           14,930,101.3    364,042,047
Qualified VIII                               21.223      24.307            14.53%                7,998.0        194,407
Qualified X (1.15)                           23.996      27.505            14.62%               64,809.3      1,782,588
Qualified X (1.25)                           23.910      27.386            14.54%            1,436,366.8     39,335,871
Qualified XI                                 21.478      24.670            14.86%              716,264.1     17,669,971
Qualified XII (0.40)                         17.582      20.266            15.27%              499,566.6     10,124,179
Qualified XII (0.45)                         10.235      11.794            15.23%              142,237.4      1,677,516
Qualified XII (0.50)                         11.485      13.228            15.18%               65,043.1        860,408
Qualified XII (0.65)                         11.492      11.762             2.35%  (4)         161,459.2      1,899,040
Qualified XII (0.70)                         11.151      11.754             5.41%  (5)          33,274.6        391,101
Qualified XII (0.75)                         10.217      11.746            14.97%              196,081.4      2,303,120
Qualified XII (0.80)                         12.009      13.801            14.92%            4,619,390.6     63,753,153
Qualified XII (0.85)                         17.615      20.236            14.88%              962,983.9     19,487,409
Qualified XII (0.90)                         11.745      13.487            14.84%                8,950.7        120,721
Qualified XII (0.95)                         17.569      20.168            14.80%              545,980.2     11,011,333
Qualified XII (1.00)                         17.545      20.134            14.75%            2,457,020.0     49,469,478
Qualified XII (1.05)                         17.522      20.100            14.71%              263,094.0      5,288,149
Qualified XII (1.10)                         17.499      20.066            14.67%               57,245.3      1,148,678
Qualified XII (1.15)                         17.476      20.032            14.62%              150,470.7      3,014,214
Qualified XII (1.20)                         17.453      19.998            14.58%               43,035.4        860,623
Qualified XII (1.25)                         17.430      19.964            14.54%               16,936.6        338,125
Qualified XII (1.30)                         17.407      19.930            14.50%               13,155.4        262,193
Qualified XII (1.40)                         17.361      19.863            14.41%                1,905.0         37,840
Qualified XII (1.50)                         17.315      19.796            14.32%               31,332.9        620,261
Qualified XIII                               21.455      24.629            14.80%              106,747.9      2,629,119
Qualified XV                                 21.419      24.588            14.80%               75,616.5      1,859,283
Qualified XVI                                21.196      24.233            14.32%              206,086.1      4,994,001
Qualified XVII                               21.288      24.383            14.54%               77,244.2      1,883,453
Qualified XVIII                              23.910      27.386            14.54%               69,583.7      1,905,595
Qualified XXI                                23.168      24.602             6.19%  (5)         202,148.6      4,973,215
Qualified XXII                               23.206      24.643             6.19%  (5)         149,471.1      3,683,369
Annuity contracts in payment period                                                                             440,192
-----------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                                 5.470       6.818            24.65%              908,359.7      6,193,184
-----------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                                11.433      12.417             8.60%              462,329.6      5,740,712
Qualified V                                  12.670      13.743             8.48%                2,373.6         32,621
Qualified VI                                 12.336      13.397             8.60%              523,598.0      7,014,881
Qualified VIII                               10.693      11.612             8.60%                  799.9          9,288
Qualified XI                                 12.446      13.555             8.91%               29,130.1        394,861
Qualified XII (0.40)                          9.626      10.521             9.30%                9,972.5        104,922

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

----------------------------------------------------------------------------------------------------------------
                                     Value
                                   Per Unit             Increase (Decrease)            Units
                                   --------                 in Value of             Outstanding        Reserves
                            Beginning       End of          Accumulation               at End           at End
                            of Period       Period              Unit                 of Period        of Period
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund
(continued):
Qualified XII (0.70)         $ 9.037       $ 8.396             (7.10%)  (5)             1,851.1     $     15,541
Qualified XII (0.75)           7.696         8.390              9.01%                  10,763.2           90,302
Qualified XII (0.80)           8.415         9.169              8.97%                 103,446.4          948,542
Qualified XII (0.85)           9.645        10.506              8.93%                  32,668.4          343,209
Qualified XII (0.95)           9.619        10.470              8.85%                  50,849.2          532,403
Qualified XII (1.00)           9.606        10.453              8.81%                  88,494.0          924,986
Qualified XII (1.05)           9.594        10.435              8.77%                   3,345.0           34,904
Qualified XII (1.10)           9.581        10.417              8.73%                   1,101.7           11,477
Qualified XII (1.15)           9.568        10.399              8.69%                   9,142.1           95,073
Qualified XII (1.20)           9.556        10.382              8.65%                   2,470.3           25,646
Qualified XII (1.25)           9.543        10.364              8.60%                      52.0              538
Qualified XII (1.50)           9.480        10.277              8.40%                     139.3            1,432
Qualified XIII                12.433        13.533              8.85%                   5,551.6           75,129
Qualified XV                  12.412        13.510              8.85%                   9,959.3          134,555
Qualified XVI                 12.283        13.315              8.40%                   9,948.6          132,462
Qualified XVII                12.336        13.397              8.60%                     866.3           11,606
Qualified XXI                 14.452        13.518             (6.47%)  (5)             4,752.4           64,243
Qualified XXII                14.476        13.540             (6.47%)  (5)             5,112.2           69,221
----------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Qualified III                 10.531        10.457             (0.69%)                 54,641.7          571,412
----------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Global Securities Fund:
Qualified III                 10.303        11.814             14.67%                  43,224.9          510,663
Qualified V                   11.564        11.462             (0.89%)  (7)                13.2              152
Qualified VI                  10.018        11.488             14.67%                 146,927.1        1,687,892
Qualified X (1.15)            10.923        11.504              5.32%   (8)             4,146.4           47,702
Qualified X (1.25)            10.018        11.488             14.67%                  26,511.7          304,565
Qualified XI                  10.039        11.544             14.99%                   8,939.4          103,196
Qualified XII (0.40)          10.047        11.594             15.40%                   4,424.0           51,291
Qualified XII (0.50)          10.070        11.612             15.31%                     707.4            8,214
Qualified XII (0.75)          10.027        11.541             15.10%                   2,033.3           23,466
Qualified XII (0.80)          10.050        11.562             15.05%                   6,788.4           78,491
Qualified XII (0.85)          10.046        11.554             15.01%                  10,216.4          118,042
Qualified XII (0.95)          10.039        11.538             14.92%                     429.0            4,949
Qualified XII (1.00)          10.036        11.529             14.88%                  11,083.7          127,787
Qualified XII (1.05)          10.032        11.521             14.84%                     394.1            4,540
Qualified XII (1.10)          10.029        11.513             14.80%                     730.6            8,411
Qualified XII (1.15)          10.025        11.504             14.75%                     372.4            4,284
Qualified XII (1.20)           9.897        11.496             16.15%   (2)                63.5              730
Qualified XII (1.25)          11.614        11.488             (1.09%)  (8)                 1.2               14
Qualified XII (1.30)          10.015        11.480             14.62%                      10.7              122
Qualified XII (1.40)          10.008        11.463             14.54%                      28.3              325
Qualified XIII                10.039        11.538             14.92%                       0.3                3
Qualified XV                  10.039        11.538             14.92%                     951.5           10,978
Qualified XVI                 10.001        11.447             14.45%                   5,928.4           67,861
Qualified XVII                10.018        11.488             14.67%                   2,723.4           31,286
Qualified XVIII               11.696        11.488             (1.78%)  (7)                29.0              333
Qualified XXI                 10.913        11.544              5.78%   (5)             6,922.8           79,916
Qualified XXII                10.913        11.544              5.78%   (5)             2,298.4           26,533
----------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Qualified III                  9.935         9.876             (0.59%)                164,262.8        1,622,287
Qualified V                    9.762         9.814              0.53%   (3)                37.4              367
Qualified VI                   9.895         9.836             (0.59%)                 85,428.0          840,299
Qualified X (1.25)             9.895         9.836             (0.59%)                 22,392.2          220,257
Qualified XI                   9.915         9.884             (0.31%)                    605.6            5,986

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

------------------------------------------------------------------------------------------------------------------
                                               Value
                                             Per Unit          Increase (Decrease)        Units
                                             --------              in Value of         Outstanding      Reserves
                                        Beginning    End of        Accumulation           at End         at End
                                        of Period    Period            Unit             of Period      of Period
------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund (continued):
Qualified XII (0.40)                    $ 9.923     $ 9.927            0.04%                1,545.0   $     15,337
Qualified XII (0.45)                      9.953       9.954            0.01%                4,355.6         43,354
Qualified XII (0.50)                      9.946       9.943           (0.03%)                  14.7            147
Qualified XII (0.75)                      9.935       9.913           (0.22%)               1,007.8          9,990
Qualified XII (0.80)                      9.926       9.900           (0.26%)               4,173.7         41,321
Qualified XII (0.85)                      9.922       9.893           (0.29%)               5,071.5         50,173
Qualified XII (0.95)                      9.915       9.879           (0.37%)               1,018.8         10,064
Qualified XII (1.00)                      9.912       9.872           (0.40%)               4,385.7         43,294
Qualified XII (1.05)                      9.908       9.865           (0.44%)                 143.7          1,417
Qualified XII (1.10)                      9.905       9.858           (0.48%)                 542.5          5,348
Qualified XII (1.15)                      9.902       9.850           (0.52%)               1,079.7         10,636
Qualified XII (1.20)                      9.898       9.843           (0.55%)                  58.5            576
Qualified XII (1.25)                      9.869       9.836           (0.33%)  (1)              6.4             63
Qualified XII (1.50)                      9.878       9.801           (0.78%)                  51.3            502
Qualified XIII                            9.915       9.879           (0.37%)                 309.5          3,058
Qualified XV                              9.915       9.879           (0.37%)               7,381.1         72,917
Qualified XVI                             9.878       9.801           (0.78%)                 167.6          1,643
Qualified XVIII                           9.895       9.836           (0.59%)              13,097.7        128,834
Qualified XXI                             9.954       9.884           (0.70%)  (5)          3,909.6         38,644
Qualified XXII                            9.954       9.884           (0.70%)  (5)            447.4          4,422
Annuity contracts in payment period                                                                         28,450
------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Qualified III                            19.268      21.439           11.27%            3,045,738.5     65,298,705
Qualified V                              19.041      21.162           11.14%                5,554.6        117,544
Qualified VI                             19.114      21.269           11.27%            9,962,159.3    211,880,880
Qualified VIII                           20.023      22.279           11.26%               12,042.9        268,299
Qualified X (1.15)                       19.216      21.397           11.35%               54,672.7      1,169,854
Qualified X (1.25)                       19.114      21.269           11.27%            1,252,715.7     26,643,472
Qualified XI                             19.285      21.519           11.58%              575,475.7     12,383,488
Qualified XII (0.40)                     12.776      14.307           11.98%              407,792.4      5,834,086
Qualified XII (0.45)                     11.002      12.316           11.94%               59,107.2        727,939
Qualified XII (0.50)                     10.841      12.130           11.90%              186,542.8      2,262,805
Qualified XII (0.65)                     10.880      12.282           12.89%   (4)         78,731.7        966,991
Qualified XII (0.70)                     11.165      12.274            9.93%   (5)         31,876.7        391,247
Qualified XII (0.75)                     10.982      12.265           11.69%              155,673.9      1,909,401
Qualified XII (0.80)                     11.846      13.226           11.64%            3,005,966.9     39,755,818
Qualified XII (0.85)                     12.800      14.286           11.60%              871,239.3     12,446,310
Qualified XII (0.90)                     11.462      12.788           11.56%                1,826.2         23,353
Qualified XII (0.95)                     12.767      14.237           11.52%              663,033.4      9,439,846
Qualified XII (1.00)                     12.750      14.213           11.48%            2,509,682.8     35,670,727
Qualified XII (1.05)                     12.733      14.189           11.44%              127,608.5      1,810,660
Qualified XII (1.10)                     12.716      14.165           11.39%               32,009.1        453,414
Qualified XII (1.15)                     12.699      14.141           11.35%              195,617.4      2,766,260
Qualified XII (1.20)                     12.683      14.117           11.31%               65,268.1        921,403
Qualified XII (1.25)                     12.666      14.093           11.27%               25,016.7        352,569
Qualified XII (1.30)                     12.649      14.069           11.23%                7,032.7         98,946
Qualified XII (1.40)                     12.616      14.022           11.15%                1,494.2         20,951
Qualified XII (1.50)                     12.582      13.974           11.06%                7,099.9         99,216
Qualified XIII                           19.264      21.483           11.52%               68,401.4      1,469,501
Qualified XV                             19.232      21.448           11.52%               74,464.0      1,597,085
Qualified XVI                            19.032      21.137           11.06%              138,369.2      2,924,743
Qualified XVII                           19.114      21.269           11.27%               12,788.5        271,994
Qualified XVIII                          19.114      21.269           11.27%               39,714.4        844,669
Qualified XXI                            20.019      21.459            7.19%   (5)        202,640.1      4,348,549
Qualified XXII                           20.053      21.495            7.19%   (5)        197,433.8      4,243,884
Annuity contracts in payment period                                                                         29,198
------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

--------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)          Units
                                  --------                 in Value of           Outstanding        Reserves
                          Beginning       End of           Accumulation             at End           at End
                          of Period       Period               Unit               of Period        of Period
--------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Qualified I                 $10.989       $11.078              0.81%                    603.1     $      6,681
Qualified III                14.528        14.639              0.77%              1,308,419.6       20,680,171
Qualified V                  16.593        16.700              0.65%                  8,867.2          148,084
Qualified VI                 16.758        16.886              0.77%              7,527,238.3      127,104,655
Qualified VII                14.132        14.247              0.81%                 69,652.6          992,337
Qualified VIII               14.134        14.241              0.76%                 13,629.1          194,095
Qualified IX                 13.926        14.059              0.95%                  1,089.6           15,319
Qualified X (1.15)           16.844        16.985              0.84%                 13,196.1          224,142
Qualified X (1.25)           16.758        16.886              0.77%                956,238.1       16,146,999
Qualified XI                 16.907        17.085              1.05%                346,274.0        5,915,970
Qualified XII (0.40)         10.641        10.791              1.41%                331,193.0        3,573,757
Qualified XII (0.45)         10.577        10.722              1.37%                  8,808.5           94,450
Qualified XII (0.50)         11.127        11.275              1.33%                 80,861.2          911,731
Qualified XII (0.65)         11.075        10.693             (3.45%)  (4)           30,525.2          326,416
Qualified XII (0.70)         11.020        10.686             (3.03%)  (5)           21,767.0          232,604
Qualified XII (0.75)         10.558        10.679              1.14%                 49,755.7          531,331
Qualified XII (0.80)         11.682        11.811              1.11%                569,190.5        6,722,908
Qualified XII (0.85)         10.661        10.775              1.07%                671,205.1        7,232,143
Qualified XII (0.90)         11.375        11.492              1.03%                  1,450.6           16,670
Qualified XII (0.95)         10.633        10.738              0.99%                249,690.0        2,681,264
Qualified XII (1.00)         10.619        10.720              0.95%                889,527.7        9,535,907
Qualified XII (1.05)         10.605        10.702              0.92%                 41,620.6          445,423
Qualified XII (1.10)         10.591        10.684              0.88%                 17,925.1          191,510
Qualified XII (1.15)         10.577        10.666              0.84%                131,853.8        1,406,324
Qualified XII (1.20)         10.563        10.648              0.80%                 34,787.6          370,407
Qualified XII (1.25)         10.549        10.630              0.77%                  3,703.9           39,371
Qualified XII (1.30)         10.535        10.612              0.73%                  5,974.7           63,401
Qualified XII (1.40)         10.507        10.576              0.65%                    436.3            4,614
Qualified XII (1.50)         10.479        10.540              0.58%                  1,923.2           20,270
Qualified XIII               16.889        17.057              0.99%                 51,185.6          873,055
Qualified XV                 16.861        17.028              0.99%                 72,480.3        1,234,215
Qualified XVI                16.685        16.782              0.58%                142,480.1        2,391,050
Qualified XVII               16.758        16.886              0.77%                 63,215.7        1,067,457
Qualified XVIII              16.758        16.886              0.77%                 67,581.7        1,141,181
Qualified XIX                10.989        11.078              0.81%                 14,007.9          155,178
Qualified XX                 14.528        14.639              0.77%                 21,447.6          313,979
Qualified XXI                17.376        17.038             (1.95%)  (5)           97,601.1        1,662,887
Qualified XXII               17.405        17.066             (1.95%)  (5)           96,412.9        1,645,381
--------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Qualified III                29.339        33.456             14.03%              2,367,869.3       79,219,735
Qualified V                  24.053        27.396             13.90%                  6,340.2          173,695
Qualified VI                 24.145        27.534             14.03%              2,062,633.2       56,792,167
Qualified VIII               20.756        23.668             14.03%                 11,576.6          273,991
Qualified X (1.15)           10.502        11.985             14.12%                  8,965.3          107,445
Qualified X (1.25)           10.495        11.967             14.03%                 68,865.7          824,142
Qualified XI                 24.361        27.858             14.35%                186,973.6        5,208,626
Qualified XII (0.40)         15.676        17.990             14.76%                 44,542.8          801,303
Qualified XII (0.45)         10.673        12.243             14.72%                 10,508.7          128,662
Qualified XII (0.50)         11.320        12.981             14.67%                 70,480.1          914,932
Qualified XII (0.70)         11.997        12.202              1.70%   (5)            3,722.4           45,420
Qualified XII (0.75)         10.653        12.193             14.46%                 55,747.6          679,756
Qualified XII (0.80)         12.055        13.793             14.42%                330,933.3        4,564,453
Qualified XII (0.85)         15.706        17.963             14.37%                414,854.8        7,452,189
Qualified XII (0.90)         11.654        13.324             14.33%                  1,739.1           23,171

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

--------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)         Units
                                              --------              in Value of          Outstanding      Reserves
                                       Beginning     End of         Accumulation            at End         at End
                                       of Period     Period             Unit              of Period      of Period
--------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio (continued):
Qualified XII (0.95)                     $15.664     $17.903            14.29%              108,547.7   $  1,943,280
Qualified XII (1.00)                      15.644      17.872            14.25%              378,164.8      6,758,666
Qualified XII (1.05)                      15.623      17.842            14.20%               26,947.0        480,789
Qualified XII (1.10)                      15.602      17.812            14.16%                3,548.9         63,213
Qualified XII (1.15)                      15.582      17.782            14.12%               76,054.0      1,352,365
Qualified XII (1.20)                      15.561      17.752            14.08%               17,016.3        302,066
Qualified XII (1.25)                      15.541      17.722            14.03%                3,585.9         63,548
Qualified XII (1.30)                      15.520      17.691            13.99%                4,099.0         72,517
Qualified XII (1.40)                      15.479      17.632            13.91%                   93.6          1,651
Qualified XII (1.50)                      15.438      17.572            13.82%                1,479.4         25,995
Qualified XIII                            24.335      27.812            14.29%               18,689.6        519,795
Qualified XV                              24.294      27.766            14.29%               18,519.0        514,192
Qualified XVI                             24.041      27.364            13.82%               34,127.4        933,854
Qualified XVII                            24.145      27.534            14.03%                5,845.8        160,957
Qualified XVIII                           10.495      11.967            14.03%                3,891.4         46,570
Qualified XXI                             27.595      27.781             0.67%  (5)          24,277.0        674,435
Qualified XXII                            27.641      27.827             0.67%  (5)          30,378.3        845,340
Annuity contracts in payment period                                                                           30,401
--------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Qualified III                             20.829      24.968            19.87%            3,018,271.0     75,359,680
Qualified V                               19.707      23.595            19.73%                3,613.8         85,265
Qualified VI                              19.978      23.949            19.87%            3,399,639.9     81,416,821
Qualified VIII                            16.832      20.175            19.87%               21,777.5        439,371
Qualified X (1.15)                        20.081      24.089            19.96%               34,953.7        842,016
Qualified X (1.25)                        19.978      23.949            19.87%              424,915.1     10,176,148
Qualified XI                              20.157      24.230            20.21%              256,020.8      6,203,417
Qualified XII (0.40)                      13.602      16.409            20.64%              190,373.1      3,123,761
Qualified XII (0.45)                      11.701      11.816             0.98%  (9)              13.6            160
Qualified XII (0.50)                      10.797      13.015            20.55%              112,909.9      1,469,516
Qualified XII (0.65)                      10.375      11.784            13.58%  (4)          16,084.4        189,541
Qualified XII (0.70)                      10.603      11.776            11.06%  (5)          11,055.5        130,192
Qualified XII (0.75)                       9.781      11.768            20.32%               35,885.3        422,304
Qualified XII (0.80)                      11.041      13.279            20.28%              716,903.1      9,520,097
Qualified XII (0.85)                      13.628      16.385            20.23%              492,115.9      8,063,211
Qualified XII (0.90)                      11.029      13.255            20.19%                   68.9            914
Qualified XII (0.95)                      13.592      16.329            20.14%              229,952.4      3,754,975
Qualified XII (1.00)                      13.574      16.302            20.10%              832,556.3     13,572,127
Qualified XII (1.05)                      13.556      16.274            20.05%               37,707.1        613,650
Qualified XII (1.10)                      13.538      16.247            20.01%                5,680.5         92,289
Qualified XII (1.15)                      13.520      16.219            19.96%               77,274.2      1,253,317
Qualified XII (1.20)                      13.502      16.192            19.92%               14,362.9        232,560
Qualified XII (1.25)                      13.485      16.164            19.87%                3,075.7         49,716
Qualified XII (1.30)                      13.467      16.137            19.83%                  422.9          6,824
Qualified XII (1.40)                      13.431      16.082            19.74%                  171.9          2,764
Qualified XII (1.50)                      13.396      16.028            19.65%                3,465.5         55,545
Qualified XIII                            20.135      24.190            20.14%               29,254.7        707,684
Qualified XV                              20.102      24.150            20.14%               34,896.9        842,770
Qualified XVI                             19.892      23.801            19.65%               50,732.6      1,207,478
Qualified XVII                            19.978      23.949            19.87%                6,392.8        153,098
Qualified XVIII                           19.978      23.949            19.87%                9,704.6        232,412
Qualified XXI                             21.199      24.163            13.98%  (5)          78,285.4      1,891,647
Qualified XXII                            21.234      24.204            13.98%  (5)          44,678.2      1,081,377
--------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Qualified III                             20.929      21.251             1.54%            1,572,856.5     33,424,885
Qualified V                               18.429      18.690             1.42%                1,242.2         23,217
Qualified VI                              18.146      18.426             1.54%            6,022,947.5    110,977,806

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

-----------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)       Units
                                      ------------------------      in Value of        Outstanding      Reserves
                                       Beginning     End of         Accumulation          at End         at End
                                       of Period     Period             Unit            of Period      of Period
-----------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio
(continued):
Qualified VIII                           $18.525     $18.809            1.53%              4,308.6   $     81,039
Qualified X (1.15)                        20.400      20.730            1.62%             57,954.8      1,201,398
Qualified X (1.25)                        20.328      20.641            1.54%            692,563.7     14,295,237
Qualified XI                              18.309      18.643            1.82%            299,496.1      5,583,358
Qualified XII (0.40)                      16.863      17.232            2.19%            158,640.6      2,733,722
Qualified XII (0.45)                      11.057      11.294            2.15%             25,850.1        291,956
Qualified XII (0.50)                      11.551      11.795            2.11%              6,342.6         74,808
Qualified XII (0.70)                      11.790      11.256           (4.53%)  (5)       22,090.9        248,651
Qualified XII (0.75)                      11.036      11.248            1.92%             49,992.0        562,317
Qualified XII (0.80)                      12.153      12.382            1.88%            900,598.9     11,150,791
Qualified XII (0.85)                      16.895      17.207            1.84%            210,597.1      3,623,749
Qualified XII (0.90)                      11.792      12.005            1.81%              1,246.8         14,968
Qualified XII (0.95)                      16.851      17.149            1.77%            249,167.7      4,272,926
Qualified XII (1.00)                      16.829      17.120            1.73%            701,353.7     12,007,036
Qualified XII (1.05)                      16.806      17.091            1.69%             70,660.7      1,207,647
Qualified XII (1.10)                      16.784      17.062            1.65%             22,064.6        376,464
Qualified XII (1.15)                      16.762      17.033            1.62%             61,206.3      1,042,526
Qualified XII (1.20)                      16.740      17.004            1.58%             23,097.9        392,760
Qualified XII (1.25)                      16.718      16.975            1.54%              1,360.6         23,096
Qualified XII (1.30)                      16.696      16.947            1.50%              3,070.0         52,027
Qualified XII (1.40)                      16.652      16.889            1.43%              2,343.5         39,580
Qualified XII (1.50)                      16.608      16.832            1.35%              7,299.9        122,873
Qualified XIII                            18.289      18.612            1.77%             33,662.3        626,521
Qualified XV                              18.258      18.581            1.77%             20,000.7        371,633
Qualified XVI                             18.068      18.312            1.35%             93,054.6      1,704,020
Qualified XVII                            18.146      18.426            1.54%             27,463.1        506,030
Qualified XVIII                           20.328      20.641            1.54%             20,508.5        423,318
Qualified XXI                             19.112      18.591           (2.73%)  (5)       56,151.7      1,043,926
Qualified XXII                            19.144      18.622           (2.73%)  (5)       54,928.4      1,022,885
Annuity contracts in payment period                                                                        53,859
-----------------------------------------------------------------------------------------------------------------

     Qualified I         Individual contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
                         Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
                         ("Code"); Tax-Deferred Annuity Plans" established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                         Retirement Annuity Plans established by or on behalf of individuals pursuant to section
                         408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
                         Individuals Tax Retirement Act of 1962, as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified Corporate Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity Plans.

     Qualified III       Individual contracts issued in connection with Tax-Deferred Annuity Plans and Individual
                         Retirement Annuity Plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group contracts issued since October 1, 1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

     Qualified V         Group AetnaPlus contracts issued since August 28, 1992 in connection with Optional
                         Retirement Plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue
                         Code.

     Qualified VI        Group AetnaPlus contracts issued in connection with Tax-Deferred Annuity Plans and
                         Retirement Plus Plans since August 28, 1992.

     Qualified VII       Certain existing contracts that were converted to ACES, an administrative system
                         (previously valued under Qualified I).

     Qualified VIII      Group AetnaPlus contracts issued in connection with Tax-Deferred Annuity Plans and
                         Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

     Qualified IX        Certain large group contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

     Qualified X         Individual Retirement Annuity and Simplified Employee Pension Plans issued or converted to ACES, an administrative system.

     Qualified XI        Certain large group contracts issued in connection with Deferred Compensation Plans adopted by state and local governments since January 1996.

     Qualified XII       Group Deferred Compensation Plan contracts shown separately by applicable daily charge.

Variable Annuity Account C

Condensed Financial Information - Period Ended September 30, 1999 (Unaudited & continued):

     Qualified XIII      Certain existing contracts issued in connection with Tax-Deferred Annuity Plans and
                         Retirement Plus Plans issued through product exchange (previously valued under Qualified
                         VI).

     Qualified XIV       Certain existing contracts issued in connection with Tax-Deferred Annuity Plans that were converted to ACES, an administrative system (previously valued under Qualified III).

     Qualified XV        Certain existing contracts issued in connection with Tax-Deferred Annuity Plans
                         (previously valued under Qualified VI).

     Qualified XVI       Group AetnaPlus contracts issued in connection with Deferred Compensation Plans having contract modifications effective April 7, 1997.

     Qualified XVII      Group AetnaPlus contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 29, 1997.

     Qualified XVIII     Group AetnaPlus contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 29, 1997.

     Qualified XIX       Group AetnaPlus contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 29, 1997.

     Qualified XX        Group AetnaPlus contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 29, 1997.

     Qualified XXI       Certain existing contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 20, 1999.

     Qualified XXII      Certain existing contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 20, 1999.

Notes to Condensed Financial Information

(1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1999.

(2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1999.

(3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1999.

(4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1999.

(5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1999.

(6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1999.

(7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1999.

(8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1999.

(9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1999.

See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - September 30, 1999 (Unaudited)

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 1999:

   Aetna Ascent VP                            Fidelity Investments Variable Insurance Products Fund:
   Aetna Balanced VP                          o Equity-Income Portfolio
   Aetna Bond VP                              o Growth Portfolio
   Aetna Crossroads VP                        o High Income Portfolio
   Aetna GET Fund, Series C                   o Overseas Portfolio
   Aetna GET Fund, Series D                   Fidelity Investments Variable Insurance Products
   Aetna GET Fund, Series E                   Fund II:
   Aetna GET Fund, Series G                   o Asset Manager Portfolio
   Aetna Growth and Income VP                 o Contrafund Portfolio
   Aetna Growth VP                            o Index 500 Portfolio
   Aetna High Yield VP                        Janus Aspen Series:
   Aetna Index Plus Bond VP                   o Aggressive Growth Portfolio
   Aetna Index Plus Large Cap VP              o Balanced Portfolio
   Aetna Index Plus Mid Cap VP                o Flexible Income Portfolio
   Aetna Index Plus Small Cap VP              o Growth Portfolio
   Aetna International VP                     o Worldwide Growth Portfolio
   Aetna Legacy VP                            Lexington Emerging Markets Fund
   Aetna Money Market VP                      Lexington Natural Resources Trust Fund
   Aetna Real Estate Securities VP            MFS Funds:
   Aetna Small Company VP                     o Total Return Series
   Aetna Value Opportunity VP                 Oppenheimer Funds:
   AIM V.I. Funds:                            o Global Securities Fund
   o Capital Appreciation Fund                o Strategic Bond Fund
   o Growth and Income Fund                   Portfolio Partners, Inc. (PPI):
   o Growth Fund                              o PPI MFS Emerging Equities Portfolio
   o Value Fund                               o PPI MFS Research Growth Portfolio
   Calvert Social Balanced Portfolio          o PPI MFS Value Equity Portfolio
                                              o PPI Scudder International Growth Portfolio
                                              o PPI T. Rowe Price Growth Equity Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account C

Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

   d. Annuity Reserves

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the periods ended September 30, 1999 and 1998 aggregated $2,598,051,066 and $2,296,816,149; $1,649,583,573 and
   $1,798,243,229, respectively.

Variable Annuity Account C

Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

-------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                                          Valuation       Proceeds            Cost of            Net
                                                           Period           from            Investments       Realized
                                         Dividends       Deductions         Sales              Sold          Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                            $185,074        ($713,972)   $16,502,692        $13,972,254        $2,530,437
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:                        72,681,089       (8,588,368)   134,006,880        103,759,074        30,247,806
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:                             8,210,236       (3,151,030)    63,694,314         62,510,038         1,184,276
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:                          84,698         (603,000)    16,945,894         15,187,674         1,758,220
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:                 19,659,225         (300,703)    61,632,848         73,672,133       (12,039,285)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:                 37,262,689       (1,737,851)    60,188,997         42,081,606        18,107,391
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:                     14,614       (5,007,751)    46,028,426         45,201,385           827,041
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:                          0         (300,048)       281,494            282,721            (1,228)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:                          0             (821)            30                 30                 0
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:              192,064,500      (52,736,992)   901,017,765        778,778,572       122,239,193
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:                                   0         (845,420)     7,561,833          5,948,017         1,613,816
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:                           1,853          (17,851)     4,845,465          4,857,985           (12,520)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:                      1,182          (13,147)     2,024,183          2,097,604           (73,421)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:             2,714,594       (2,852,997)    10,521,566          7,868,112         2,653,453
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:                  54,934          (48,711)     3,999,273          3,653,120           346,153
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:                     0          (52,023)     6,602,142          6,206,192           395,950
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna International VP:                       45,388          (24,004)     2,967,617          2,741,416           226,201
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:                              43,887         (406,869)    15,317,577         14,747,677           569,900
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                            Net Unrealized                                Net
                                              Gain (Loss)              Net         Increase (Decrease)          Net Assets
                                              -----------           Change in        In Net Assets              ----------
                                     Beginning         End          Unrealized          from Unit       Beginning         End
                                     of Period      of Period       Gain (Loss)       Transactions      of Period      of Period
----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                      $1,897,575     $1,771,565        ($126,011)     ($10,386,949)
Annuity contracts in accumulation                                                                       $86,000,256    $77,488,836
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:                    87,636,330     17,593,742      (70,042,588)      (98,776,769)
Annuity contracts in accumulation                                                                       982,574,403    905,637,300
Annuity contracts in payment period                                                                      29,218,792     31,677,065
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:                         4,484,663     (6,079,308)     (10,563,970)      (49,853,072)
Annuity contracts in accumulation                                                                       377,693,504    323,880,462
Annuity contracts in payment period                                                                       6,384,037      6,023,519
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:                     598,907        201,770         (397,137)       (9,700,066)
Annuity contracts in accumulation                                                                        74,028,644     65,173,753
Annuity contracts in payment period                                                                          71,489         69,095
----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:              6,591,127              0       (6,591,127)      (60,309,286)
Annuity contracts in accumulation                                                                        59,581,177              0
----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:             52,568,856      8,048,691      (44,520,164)      (56,641,742)
Annuity contracts in accumulation                                                                       198,180,953    150,651,276
----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:                 75,991       (946,995)      (1,022,986)      199,405,741
Annuity contracts in accumulation                                                                       270,980,130    465,196,788
----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:                      0     (2,506,806)      (2,506,806)      150,585,488
Annuity contracts in accumulation                                                                                 0    147,777,406
----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:                      0          3,268            3,268         3,879,895
Annuity contracts in accumulation                                                                                 0      3,882,342
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:          (10,415,627)   (44,594,890)     (34,179,263)     (745,500,947)
Annuity contracts in accumulation                                                                     5,846,282,205  5,319,578,027
Annuity contracts in payment period                                                                     328,867,005    337,457,674
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:                       7,094,432     12,596,039        5,501,607        45,479,085
Annuity contracts in accumulation                                                                        64,734,239    116,434,702
Annuity contracts in payment period                                                                         116,487        165,112
----------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:                    (104,129)       (44,285)          59,844           735,670
Annuity contracts in accumulation                                                                         1,244,378      2,011,373
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:                (60,361)        (4,668)          55,693          (266,877)
Annuity contracts in accumulation                                                                         1,425,611      1,129,041
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:        38,198,247     46,529,940        8,331,693       140,873,955
Annuity contracts in accumulation                                                                       238,578,749    389,629,714
Annuity contracts in payment period                                                                         437,343      1,107,077
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:             420,810       (237,488)        (658,298)        3,093,692
Annuity contracts in accumulation                                                                         4,116,477      6,904,248
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:           395,906        (30,467)        (426,373)        2,333,916
Annuity contracts in accumulation                                                                         4,953,155      7,204,625
----------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:                   53,600        206,048          152,448         1,709,325
Annuity contracts in accumulation                                                                         2,016,027      4,125,386
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:                        (120,205)       245,255          365,460       (11,186,103)
Annuity contracts in accumulation                                                                        53,070,226     42,476,668
Annuity contracts in payment period                                                                         261,063        240,896
----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

---------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                                         Valuation       Proceeds        Cost of             Net
                                                          Period           from        Investments         Realized
                                        Dividends       Deductions        Sales            Sold          Gain (Loss)
---------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:                 $11,526,349      ($2,356,386)   $319,156,344    $319,578,680        ($422,336)
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:               583          (16,116)      3,478,056       3,505,335          (27,279)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:                     21,754         (374,201)     29,079,453      31,179,748       (2,100,295)
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:                  2,924         (249,156)      6,295,503       4,918,911        1,376,592
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:                       0           (1,509)        621,863         630,706           (8,843)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:                          0           (5,145)         55,544          56,589           (1,045)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Growth Fund:                                     0           (3,626)         30,679          30,687               (8)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Value Fund:                                      0          (10,049)         53,464          54,058             (594)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:               0         (564,978)      7,236,521       4,926,122        2,310,400
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:                10,257,428       (1,986,182)     30,877,009      22,661,539        8,215,470
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                       27,209,682       (2,593,112)     14,338,079       9,351,577        4,986,502
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                     145,647          (15,874)        871,380         916,661          (45,280)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                        579,736         (133,943)      6,634,013       6,365,878          268,135
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                 1,997,141         (254,411)      2,844,960       2,298,955          546,005
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                   14,553,764       (3,468,413)     20,555,979      11,284,335        9,271,644
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:                     1,559,066         (975,392)     10,941,169       5,894,676        5,046,493
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:            19,473,377       (3,824,723)     22,312,516      10,031,276       12,281,240
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                      1,837,247       (1,326,980)      4,004,925       2,381,819        1,623,106
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999            Net Unrealized                                Net
                                             Gain (Loss)                Net       Increase (Decrease)          Net Assets
                                             -----------            Change in       In Net Assets              ----------
                                      Beginning          End        Unrealized         from Unit       Beginning          End
                                      of Period       of Period     Gain (Loss)      Transactions      of Period       of Period
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:                 $5,409,256      $3,840,575   ($1,568,681)      $17,876,267
Annuity contracts in accumulation                                                                     $258,856,854    $283,913,887
Annuity contracts in payment period                                                                         83,117          81,297
----------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:         (110,732)       (140,550)      (29,818)          626,027
Annuity contracts in accumulation                                                                        1,561,066       2,114,463
----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:                  (403,739)      3,991,624     4,395,364           (22,306)
Annuity contracts in accumulation                                                                       47,966,985      49,888,216
Annuity contracts in payment period                                                                          9,901           8,985
----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:             3,491,978       3,020,351      (471,627)          734,278
Annuity contracts in accumulation                                                                       28,785,139      30,178,149
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:                      0            (213)         (213)          568,878
Annuity contracts in accumulation                                                                                0         558,313
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:                         0         (45,439)      (45,439)        2,621,401
Annuity contracts in accumulation                                                                                0       2,569,771
----------------------------------------------------------------------------------------------------------------------------------
Growth Fund:                                    0          (3,660)       (3,660)        1,723,362
Annuity contracts in accumulation                                                                                0       1,716,068
----------------------------------------------------------------------------------------------------------------------------------
Value Fund:                                     0         (87,898)      (87,898)        5,065,102
Annuity contracts in accumulation                                                                                0       4,966,561
----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:      9,585,862       8,692,860      (893,002)       (2,634,400)
Annuity contracts in accumulation                                                                       63,901,407      62,119,427
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
Insurance Products Fund:
Equity-Income Portfolio:               37,581,942      25,314,916   (12,267,026)      (15,833,594)
Annuity contracts in accumulation                                                                      226,201,287     214,587,383
----------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                      60,197,198      54,607,959    (5,589,239)       89,621,625
Annuity contracts in accumulation                                                                      230,408,503     344,043,961
----------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                      8,863         (22,340)      (31,203)          145,085
Annuity contracts in accumulation                                                                        1,611,556       1,809,931
----------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                       253,388       1,466,953     1,213,565           263,938
Annuity contracts in accumulation                                                                       14,814,602      17,006,033
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
Insurance Products Fund II:
Asset Manager Portfolio:                3,974,260       2,005,200    (1,969,060)         (510,075)
Annuity contracts in accumulation                                                                       26,699,659      26,509,260
----------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                 106,134,557     102,882,238    (3,252,318)       31,786,814
Annuity contracts in accumulation                                                                      360,081,326     408,972,817
----------------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:                   26,655,788      24,469,191    (2,186,598)       10,743,773
Annuity contracts in accumulation                                                                       93,352,318     107,539,660
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:           99,893,644     210,509,190   110,615,546       166,046,649
Annuity contracts in accumulation                                                                      292,229,082     596,821,170
----------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                    20,140,807      25,308,837     5,168,030        87,970,579
Annuity contracts in accumulation                                                                       94,876,992     190,148,973
----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

----------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                                                   Valuation          Proceeds         Cost of            Net
                                                                    Period              from         Investments        Realized
                                                 Dividends        Deductions           Sales             Sold         Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:                       $1,146,908        ($270,081)      $10,579,835       $10,414,999        $164,836
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                 1,429,572       (1,746,572)        8,108,824         4,813,077       3,295,747
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                       1,323,812       (5,928,470)       52,580,322        30,192,703      22,387,619
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                     32,463          (46,329)        3,588,078         4,552,962        (964,884)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:             104,698         (157,705)        6,875,577         8,473,014      (1,597,438)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
MFS Fund:
Total Return Series:                                 28,468           (4,886)          129,920           121,629           8,291
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Global Securities Fund:                              61,201          (16,673)        1,146,864           995,832         151,032
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:                                160,240          (25,940)        1,480,843         1,513,359         (32,516)
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:              4,595,402       (3,665,507)       64,135,996        49,091,093      15,044,902
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                  458,020       (2,044,845)       38,497,062        30,621,272       7,875,790
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                   4,866,792       (1,448,688)       17,163,928        12,049,308       5,114,620
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:       8,941,510       (1,773,134)      233,762,776       196,210,828      37,551,947
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:        5,343,084       (1,890,583)       25,239,670        18,768,381       6,471,289
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C               $450,680,831    ($114,581,171)   $2,296,816,149    $1,987,451,621    $309,364,528
=================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                                    Net Unrealized                        Net
                                                     Gain (Loss)            Net    Increase (Decrease)         Net Assets
                                                     -----------         Change in    In Net Assets            ----------
                                             Beginning         End       Unrealized      from Unit      Beginning           End
                                             of Period      of Period    Gain (Loss)   Transactions     of Period        of Period
------------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:                     $175,498    ($1,321,398)  ($1,496,896)   ($235,565)
Annuity contracts in accumulation                                                                       $32,501,248      $31,810,450
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                            34,398,134     55,969,441    21,571,307    97,406,770
Annuity contracts in accumulation                                                                       132,697,360      254,420,214
Annuity contracts in payment period                                                                         235,492          469,462
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                 137,641,800    212,402,858    74,761,058    51,450,845
Annuity contracts in accumulation                                                                       615,835,740      759,756,384
Annuity contracts in payment period                                                                         365,972          440,192
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:             (1,654,236)       319,648     1,973,884     1,103,594
Annuity contracts in accumulation                                                                         4,094,455        6,193,184
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:      (6,226,325)    (3,094,064)    3,132,261    (4,414,590)
Annuity contracts in accumulation                                                                        19,741,327       16,808,554
------------------------------------------------------------------------------------------------------------------------------------
MFS Fund:
Total Return Series:                             21,009        (15,777)      (36,785)      190,558
Annuity contracts in accumulation                                                                           385,767          571,412
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Global Securities Fund:                          90,591        118,997        28,406     2,101,660
Annuity contracts in accumulation                                                                           976,121        3,301,746
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:                             23,736        (91,130)     (114,866)      955,370
Annuity contracts in accumulation                                                                         2,253,578        3,170,936
Annuity contracts in payment period                                                                           3,521           28,450
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:         87,984,814    117,064,728    29,079,913   (29,794,664)
Annuity contracts in accumulation                                                                       434,156,330      449,414,609
Annuity contracts in payment period                                                                          27,431           29,198
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:           40,672,835     37,247,607    (3,425,228)  (28,637,916)
Annuity contracts in accumulation                                                                       242,087,516      216,313,337
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:              30,665,227     43,064,431    12,399,204       214,916
Annuity contracts in accumulation                                                                       150,852,476      171,968,920
Annuity contracts in payment period                                                                               0           30,401
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:  18,451,441     12,390,144    (6,061,296)  (17,432,189)
Annuity contracts in accumulation                                                                       201,965,809      223,192,647
------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:   45,568,978     39,335,116    (6,233,862)  (10,041,888)
Annuity contracts in accumulation                                                                       215,872,943      209,523,170
Annuity contracts in payment period                                                                          56,047           53,859
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C           $949,942,696  $1,011,951,808  $62,009,112  ($34,864,742) $12,426,365,277  $13,098,973,835
====================================================================================================================================

Variable Annuity Account C

Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                             Valuation       Proceeds         Cost of           Net
                                                              Period           from         Investments       Realized
                                            Dividends       Deductions        Sales             Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                          $693,920        ($730,068)     $8,700,113       $6,469,172      $2,230,941
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP: (2)                     140,472,566       (8,909,600)    136,385,516      100,405,231      35,980,285
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                           7,570,751       (3,368,839)     49,999,634       49,695,884         303,750
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                       287,284         (597,074)     11,581,677        9,450,809       2,130,868
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:                   16,609,096         (827,919)     19,591,344       11,750,300       7,841,044
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:                   24,062,631       (2,630,007)     34,733,765       25,709,310       9,024,455
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)            123,399,243      (56,774,009)    871,905,757      700,584,143     171,321,614
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP: (6)                                 0         (191,749)      1,487,858        1,543,059         (55,201)
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP: (7)                         1,436           (2,032)        486,521          493,855          (7,334)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:                          621             (575)         71,838           71,781              57
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (8)             895,727       (1,216,166)     11,183,678        9,484,382       1,699,296
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP: (9)                     0           (4,212)        206,007          222,621         (16,614)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP: (10)                  0           (4,673)        425,895          485,739         (59,844)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Aetna International VP: (11)                       729           (4,768)        734,138          780,494         (46,356)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (12)                          199,951         (426,741)      6,428,866        5,806,601         622,265
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (13)                 12,126,669       (2,253,086)    188,609,347      188,271,384         337,963
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP: (14)                0           (2,958)        176,364          198,449         (22,085)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                            Net Unrealized                            Net
                                              Gain (Loss)            Net      Increase (Decrease)            Net Assets
                                              -----------         Change in      In Net Assets               ----------
                                       Beginning       End        Unrealized       from Unit        Beginning            End
                                       of Period    of Period     Gain (Loss)    Transactions       of Period         of Period
---------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                   $5,507,794  ($2,227,059)  ($7,734,853)     $11,267,578
Annuity contracts in accumulation                                                                   $72,115,304       $77,842,821
---------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP: (2)                141,499,248      608,570   140,890,678)     (92,999,976)
Annuity contracts in accumulation                                                                   968,354,403       898,409,722
Annuity contracts in payment period                                                                  21,193,276        24,790,553
---------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                     (1,128,028)  15,432,648    16,560,676      (21,881,282)
Annuity contracts in accumulation                                                                   372,629,553       371,657,938
Annuity contracts in payment period                                                                   6,218,756         6,375,426
---------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                2,614,303   (1,916,334)   (4,530,637)      21,652,501
Annuity contracts in accumulation                                                                    49,739,310        68,616,380
Annuity contracts in payment period                                                                           0            65,871
---------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:              22,946,346   (1,562,459)  (24,508,805)     (15,371,729)
Annuity contracts in accumulation                                                                    79,552,932        63,294,619
---------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:              46,742,374   29,371,751   (17,370,623)     (30,779,724)
Annuity contracts in accumulation                                                                   236,822,693       219,129,425
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)       438,575,885  (76,962,211)  515,538,096)    (716,569,797)
Annuity contracts in accumulation                                                                 6,078,549,136     5,099,647,512
Annuity contracts in payment period                                                                 292,045,818       276,786,397
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP: (6)                     (237,223)  (4,664,706)   (4,427,483)      51,346,310
Annuity contracts in accumulation                                                                     1,098,483        47,758,913
Annuity contracts in payment period                                                                           0            11,447
---------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP: (7)                        0      (58,281)      (58,281)         969,662
Annuity contracts in accumulation                                                                             0           903,451
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:                       0        7,308         7,308          370,857
Annuity contracts in accumulation                                                                             0           378,268
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (8)      6,964,574    7,663,151       698,577       77,537,260
Annuity contracts in accumulation                                                                    83,098,319       162,420,007
Annuity contracts in payment period                                                                      76,758           369,764
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP: (9)                0     (151,195)     (151,195)       1,812,881
Annuity contracts in accumulation                                                                             0         1,640,860
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP: (10)             0     (262,125)     (262,125)       2,484,569
Annuity contracts in accumulation                                                                             0         2,157,927
---------------------------------------------------------------------------------------------------------------------------------
Aetna International VP: (11)                    0     (225,694)     (225,694)       1,748,715
Annuity contracts in accumulation                                                                             0         1,472,626
---------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (12)                     588,337     (577,483)   (1,165,820)      20,219,559
Annuity contracts in accumulation                                                                    32,749,254        52,000,710
Annuity contracts in payment period                                                                      53,658           251,416
---------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (13)             5,712,842    3,181,316    (2,531,526)      12,018,748
Annuity contracts in accumulation                                                                   240,346,197       259,966,392
Annuity contracts in payment period                                                                           0            78,573
---------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP: (14)           0     (48,868)       (48,868)       1,161,462
Annuity contracts in accumulation                                                                             0         1,087,551
---------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                              Valuation      Proceeds      Cost of         Net
                                                               Period         from      Investments     Realized
                                              Dividends       Deductions      Sales         Sold       Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (15)                   $133,972       ($260,103)   $7,408,131    $7,709,782     ($301,651)
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (16)                166,747        (176,850)    3,418,263     3,343,758        74,505
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:                    0        (528,971)    5,148,226     3,605,413     1,542,813
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:                     12,563,282      (1,985,497)   16,612,426    12,492,209     4,120,217
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                            18,444,780      (1,438,194)   10,661,167     8,701,283     1,959,884
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                                0          (1,553)       13,672        14,044          (372)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                           1,074,038        (137,872)    5,878,793     5,309,903       568,890
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                      2,980,690        (236,301)    1,919,483     1,591,680       327,803
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                        15,297,373      (2,654,217)   19,185,550    12,874,334     6,311,216
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:                          2,402,321        (692,327)    2,035,445     1,305,452       729,993
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                          0      (2,019,250)   23,484,843    15,982,910     7,501,933
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                           1,729,307        (486,212)    5,069,583     3,800,290     1,269,293
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:                      897,993        (197,876)    4,742,219     4,359,556       382,663
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                             6,187,049        (866,577)    7,878,026     5,550,811     2,327,215
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                  19,443,592      (4,706,098)   67,996,668    46,337,427    21,659,241
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                401,401         (48,298)    3,326,255     4,286,213      (959,958)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:       1,725,445        (278,563)   19,064,070    18,009,754     1,054,316
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998                 Net Unrealized                           Net
                                                 Gain (Loss)            Net      Increase (Decrease)          Net Assets
                                                 -----------         Change in      In Net Assets             ----------
                                          Beginning        End       Unrealized       from Unit       Beginning          End
                                          of Period     of Period    Gain (Loss)     Transactions     of Period       of Period
---------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (15)              ($166,700)   ($7,352,799)  ($7,186,099)     $38,759,737
Annuity contracts in accumulation                                                                      $4,956,212    $36,072,792
Annuity contracts in payment period                                                                             0         29,276
---------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (16)           (274,002)    (2,996,601)   (2,722,599)      22,814,931
Annuity contracts in accumulation                                                                       2,039,640     22,196,374
---------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:        7,196,636      7,685,029       488,393        1,157,855
Annuity contracts in accumulation                                                                      54,444,411     57,104,501
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund:
Equity-Income Portfolio:                 33,998,298      9,300,560   (24,697,738)      21,015,737
Annuity contracts in accumulation                                                                     190,735,350    201,751,351
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                        22,394,599     16,999,868    (5,394,731)      32,069,772
Annuity contracts in accumulation                                                                     128,257,345    173,898,856
---------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                            0        (78,224)      (78,224)       1,047,328
Annuity contracts in accumulation                                                                               0        967,179
---------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                         225,478     (2,031,092)   (2,256,570)          60,454
Annuity contracts in accumulation                                                                      13,449,206     12,758,146
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund II:
Asset Manager Portfolio:                  3,922,056      1,086,473    (2,835,583)         660,426
Annuity contracts in accumulation                                                                      23,199,341     24,096,376
---------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                    50,217,979     40,382,420    (9,835,559)      24,319,800
Annuity contracts in accumulation                                                                     256,548,805    289,987,418
---------------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:                     11,512,547     11,147,368      (365,179)      15,198,515
Annuity contracts in accumulation                                                                      57,721,771     74,995,094
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:             36,485,267     27,415,100    (9,070,167)       6,173,451
Annuity contracts in accumulation                                                                     210,600,444    213,186,411
---------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                       4,804,494      6,067,498     1,263,004       25,290,896
Annuity contracts in accumulation                                                                      37,451,981     66,518,269
---------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:                  381,113        781,029       399,916       11,141,043
Annuity contracts in accumulation                                                                      14,756,039     27,379,778
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                        11,683,190      6,804,541    (4,878,649)      16,817,897
Annuity contracts in accumulation                                                                      79,992,417     99,474,482
Annuity contracts in payment period                                                                        35,986        140,856
---------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:              62,504,868     39,285,897   (23,218,971)      63,290,607
Annuity contracts in accumulation                                                                     429,093,163    505,379,212
Annuity contracts in payment period                                                                       116,838        299,160
---------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:           (968,279)    (2,480,302)   (1,512,023)        (237,755)
Annuity contracts in accumulation                                                                       5,788,593      3,431,960
---------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:   1,786,893     (6,240,348)   (8,027,241)     (16,097,203)
Annuity contracts in accumulation                                                                      42,965,725     21,342,479
---------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

-----------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998


                                                             Valuation         Proceeds        Cost of          Net
                                                              Period            from         Investments     Realized
                                             Dividends      Deductions          Sales            Sold       Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
MFS Fund:
Total Return Series:                                 $0           ($133)              $59             $61           ($2)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Global Securities Fund:                               0          (1,652)          314,363         358,560       (44,197)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:                                  0          (4,706)          451,806         457,110        (5,304)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:          1,085,565      (3,431,048)       61,476,132      56,306,883     5,169,249
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:               52,603      (2,098,565)       37,522,209      34,947,612     2,574,597
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                 176,769      (1,184,005)       11,770,583      10,439,663     1,330,920
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio      366,652      (1,884,994)      119,057,374     104,032,502    15,024,872
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:    1,039,956      (1,697,460)       21,099,565      19,351,066     1,748,499
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C           $412,490,159   ($104,961,801)   $1,798,243,229  $1,492,591,490  $305,651,739
========================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                Net Unrealized                                Net
                                                 Gain (Loss)                  Net     Increase (Decrease)       Net Assets
                                                 -----------               Change in     In Net Assets          ----------
                                            Beginning       End           Unrealized       from Unit      Beginning         End
                                            of Period    of Period        Gain (Loss)    Transactions     of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
MFS Fund:
Total Return Series:                               $0        ($303)          ($303)      $178,911
Annuity contracts in accumulation                                                                                $0         $178,473
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Global Securities Fund:                             0      (49,498)        (49,498)       652,123
Annuity contracts in accumulation                                                                                 0          556,776
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:                                0      (24,802)        (24,802)     1,927,119
Annuity contracts in accumulation                                                                                 0        1,892,307
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:       (3,901,193)  (8,875,170)     (4,973,977)    (6,838,936)
Annuity contracts in accumulation                                                                       352,966,999      343,979,194
Annuity contracts in payment period                                                                          23,166           21,824
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:         (4,166,217)  (4,168,156)         (1,939)   (23,280,135)
Annuity contracts in accumulation                                                                       227,029,997      204,276,558
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:             1,637,084    1,355,071        (282,013)     4,726,545
Annuity contracts in accumulation                                                                       116,286,704      121,054,920
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio: 3,033,630   (3,191,783)     (6,225,413)   (27,453,485)
Annuity contracts in accumulation                                                                       202,699,815      182,527,447
------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:  3,371,568    5,674,958       2,303,390      5,428,759
Annuity contracts in accumulation                                                                       169,450,553      178,273,697
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C         $915,465,761  $104,105,061  ($811,360,700) ($456,188,013)  $11,155,254,351  $10,500,885,735
====================================================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.

 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.

 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.

 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.

 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.

 (7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.

 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.

(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.

(11) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.

(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(13) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.

(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.

(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                  Index to Consolidated Financial Statements


                                                                                  Page
                                                                                  ----
Independent Auditors' Report                                                       F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-3

   Consolidated Balance Sheets as of December 31, 1998 and 1997                    F-4

   Consolidated Statements of Changes in Shareholder's Equity For the Years
     Ended December 31, 1998, 1997 and 1996                                        F-5

   Consolidated Statements of Cash Flows for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-6

   Notes to Consolidated Financial Statements                                      F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:


We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.




                                                              /s/ KPMG LLP




Hartford, Connecticut
February 3, 1999

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                   (millions)

                                                             Years Ended December 31,
                                                     ------------------------------------
                                                        1998         1997         1996
                                                     ----------   ----------   ----------
Revenue:
 Premiums                                             $   79.4     $   69.1     $   84.9
 Charges assessed against policyholders                  324.3        262.0        197.0
 Net investment income                                   877.6        878.8        852.6
 Net realized capital gains                               10.4         29.7         17.0
 Other income                                             29.6         38.3         43.6
                                                     ----------   ----------   ----------
  Total revenue                                        1,321.3      1,277.9      1,195.1
                                                     ----------   ----------   ----------
Benefits and expenses:
 Current and future benefits                             714.4        720.4        728.3
 Operating expenses                                      313.2        286.5        275.8
 Amortization of deferred policy acquisition costs       106.7         82.8         28.0
 Severance and facilities charges                           --           --         47.1
                                                     ----------   ----------   ----------
  Total benefits and expenses                          1,134.3      1,089.7      1,079.2
                                                     ----------   ----------   ----------
Income from continuing operations before
  income taxes                                           187.0        188.2        115.9

Income taxes                                              47.4         50.7         30.7
                                                     ----------   ----------   ----------
Income from continuing operations                        139.6        137.5         85.2
Discontinued Operations, net of tax
 Income from operations                                   61.8         67.8         55.9
 Gain on sale                                             59.0           --           --
                                                     ----------   ----------   ----------
Net income                                             $ 260.4      $ 205.3      $ 141.1
                                                     ==========   ==========   ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                    December 31,    December 31,
                                                                        1998            1997
                                                                    ------------    ------------
                             Assets
Investments:
 Debt securities available for sale, at fair value,
  (amortized cost: $11,570.3 and $12,912.2)                          $12,067.2        $13,463.8
 Equity securities, at fair value,
  Nonredeemable preferred stock (cost: $202.6 and $131.7)                203.3            147.6
  Investment in affiliated mutual funds (cost: $96.8 and$78.1)           100.1             83.0
  Common stock (cost: $1.0 and $0.2)                                       2.0               .6
 Short-term investments                                                   47.9             95.6
 Mortgage loans                                                           12.7             12.8
 Policy loans                                                            292.2            469.6
                                                                    ------------    ------------
    Total investments                                                 12,725.4         14,273.0
Cash and cash equivalents                                                608.4            565.4
Short-term investments under securities loan agreement                   277.3               --
Accrued investment income                                                151.6            163.0
Premiums due and other receivables                                        46.7             51.9
Reinsurance recoverable                                                2,959.8             11.8
Deferred policy acquisition costs                                        864.0          1,654.6
Reinsurance loan to affiliate                                               --            397.2
Deferred tax asset                                                       120.6               --
Other assets                                                              66.6             46.8
Separate accounts assets                                              29,458.4         22,982.7
                                                                    ------------    ------------
    Total assets                                                     $47,278.8        $40,146.4
                                                                    ============    ============
                   Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                              $ 3,815.9        $ 3,763.7
 Unpaid claims and claim expenses                                         18.8             38.0
 Policyholders' funds left with the Company                           11,305.6         11,143.5
                                                                    ------------    ------------
    Total insurance reserve liabilities                               15,140.3         14,945.2
 Payables under securities loan agreement                                277.3               --
 Other liabilities                                                       793.2            312.8
 Income taxes:
  Current                                                                279.8             12.4
  Deferred                                                                  --             72.0
 Separate accounts liabilities                                        29,430.2         22,970.0
                                                                    ------------    ------------
    Total liabilities                                                 45,920.8         38,312.4
                                                                    ------------    ------------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized;
  55,000 shares issued and outstanding)                                    2.8              2.8
 Paid-in capital                                                         427.3            418.0
 Accumulated other comprehensive income                                  104.8             92.9
 Retained earnings                                                       823.1          1,320.3
                                                                    ------------    ------------
    Total shareholder's equity                                         1,358.0          1,834.0
                                                                    ------------    ------------
     Total liabilities and shareholder's equity                      $47,278.8        $40,146.4
                                                                    ============    ============

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                          Years Ended December 31,
                                                   --------------------------------------
                                                      1998          1997          1996
                                                   ----------    ----------    ----------
Shareholder's equity, beginning of year             $1,834.0      $1,609.5      $1,583.0

Comprehensive income
 Net income                                            260.4         205.3         141.1
 Other comprehensive income (loss), net of tax:
   Unrealized gains (losses) on securities
    ($18.2 million, $49.9 million and
    $(110.6) million, pretax, respectively)             11.9          32.4         (72.0)
                                                   ----------    ----------    ----------
Total comprehensive income                             272.3         237.7          69.1
                                                   ----------    ----------    ----------
Capital contributions                                    9.3            --          10.4

Other changes                                            1.4           4.1         (49.5)

Common stock dividends                                (759.0)        (17.3)         (3.5)
                                                   ----------    ----------    ----------
Shareholder's equity, end of year                   $1,358.0      $1,834.0      $1,609.5
                                                   ==========    ==========    ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                           ---------------------------------------
                                                                             1998           1997           1996
                                                                           ---------      ---------      ---------
Cash Flows from Operating Activities:
Net income                                                                 $   260.4      $   205.3      $   141.1
Adjustments to reconcile net income to net cash provided by
 (used for) operating activities:
 Net accretion of discount on investments                                      (29.5)         (66.4)         (68.0)
 Gain on sale of discontinued operations                                       (88.3)            --             --
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities and net realized capital
   gains before changes in assets and liabilities                              142.6          138.9           73.1
 Net realized capital gains                                                    (11.1)         (36.0)         (19.7)
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities before changes in assets
   and liabilities                                                             131.5          102.9           53.4
   Changes in assets and liabilities:
    Decrease (increase) in accrued investment income                            11.4           (4.0)          16.5
    (Increase) decrease in premiums due and other receivables                  (16.3)         (33.3)           1.6
    Decrease (increase) in policy loans                                        177.4          (70.3)         (60.7)
    Increase in deferred policy acquisition costs                             (117.3)        (139.3)        (174.0)
    Decrease in reinsurance loan to affiliate                                  397.2          231.1           27.2
    Net increase in universal life account balances                            122.9          157.1          146.6
    Decrease in other insurance reserve liabilities                            (41.8)        (120.3)        (114.9)
    Net (decrease) increase in other liabilities and other assets              (50.8)         (41.7)           3.1
    Increase (decrease) in income taxes                                        100.4          (31.4)         (26.7)
    Other, net                                                                    --             --            1.1
                                                                           ---------      ---------      ---------
    Net cash provided by (used for) operating activities                       714.6           50.8         (126.8)
                                                                           ---------      ---------      ---------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                         6,790.2        5,311.3        5,182.2
  Equity securities                                                            150.1          103.1          190.5
  Mortgage loans                                                                 0.3            0.2            8.7
  Life business                                                                966.5             --             --
 Investment maturities and collections of:
  Debt securities available for sale                                         1,290.3        1,212.7          885.2
  Short-term investments                                                       129.9           89.3           35.0
 Cost of investment purchases in:
  Debt securities available for sale                                        (6,701.4)      (6,732.8)      (6,534.3)
  Equity securities                                                           (125.7)        (113.3)        (118.1)
  Other investments                                                         (2,725.9)            --             --
 Short-term investments                                                        (81.9)        (149.9)         (54.7)
 Other, net                                                                       --             --          (17.6)
                                                                           ---------      ---------      ---------
    Net cash used for investing activities                                    (307.6)        (279.4)        (423.1)
                                                                           ---------      ---------      ---------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                     1,571.1        1,621.2        1,579.5
 Withdrawals of investment contracts                                        (1,393.1)      (1,256.3)      (1,146.2)
 Capital contribution to Separate Account                                         --          (25.0)            --
 Return of capital from Separate Account                                         1.7           12.3             --
 Capital contribution from HOLDCO                                                9.3             --           10.4
 Dividends paid to shareholder                                                (553.0)         (17.3)          (3.5)
                                                                           ---------      ---------      ---------
    Net cash (used for) provided by financing activities                      (364.0)         334.9          440.2
                                                                           ---------      ---------      ---------
Net increase (decrease) in cash and cash equivalents                            43.0          106.3         (109.7)
Cash and cash equivalents, beginning of year                                   565.4          459.1          568.8
                                                                           ---------      ---------      ---------
Cash and cash equivalents, end of year                                     $   608.4      $   565.4      $   459.1
                                                                           =========      =========      =========
Supplemental cash flow information:
 Income taxes paid, net                                                    $    48.4      $    119.6     $    85.5
                                                                           =========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements


1. Summary of Significant Accounting Policies


   Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services in the United States. Prior to the sale of the domestic individual life insurance business on October 1, 1998, the Company had two business segments: financial services and individual life insurance. On October 1, 1998, the Company sold its domestic individual life insurance operations to Lincoln National Corporation ("Lincoln") and accordingly they are now classified as Discontinued Operations. (Refer to note 2)


   Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.


   Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.


   Basis of Presentation
   ---------------------


   The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARS"), whose ultimate parent is Aetna Inc. ("Aetna").


   The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.


   New Accounting Standards
   ------------------------


   Disclosures about Segments of an Enterprise and Related Information


   As of December 31, 1998, the Company adopted Financial Accounting Standard ("FAS") No. 131, Disclosures about Segments of an Enterprise and Related Information. This statement establishes standards for the reporting of information relating to operating segments. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). The adoption of this statement did not change the composition or the results of operations of any of the operating segments of the Company, which are consistent with the management approach.

   Accounting for the Costs of Computer Software Developed and Obtained for Internal Use


   On January 1, 1998, the Company adopted Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement requires that certain costs incurred in developing internal use computer software (in process at, and subsequent to the adoption date) be capitalized, and provides guidance for determining whether computer software is considered to be for internal use. The Company amortizes these costs over a period of 3 to 5 years. Previously, the Company expensed the cost of internal-use computer software as incurred. The adoption of this statement resulted in a net after-tax increase to the results of operations of $6.5 million for the year ended December 31, 1998.


   Accounting for Transfers and Servicing of Financial Assets and
   Extinguishments of Liabilities


   In June 1996, the Financial Accounting Standards Board ("FASB") issued FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, that provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. FAS No. 125 was effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending were not effective until January 1, 1998. The adoption of those provisions effective in 1998 did not have a material effect on the Company's financial position or results of operations.


   Future Application of Accounting Standards
   ------------------------------------------


   Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That
     Do Not Transfer Insurance Risk


   In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this statement and the potential effect on its financial position and results of operations.


   Accounting for Derivative Instruments and Hedging Activities


   In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. This standard is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of adoption of this statement and the potential effect on its financial position and results of operations.

   Accounting by Insurance and Other Enterprises for Insurance-Related
   Assessments



   In December 1997, the AICPA issued SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.


   Use of Estimates
   ----------------


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.



   Cash and Cash Equivalents
   -------------------------


   Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.


   Investments
   -----------


   Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available-for-sale investments, other than amounts allocable to experience-rated contractholders, are reflected in shareholder's equity, net of related taxes.


   Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.


   The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

   At December 31, 1998 and 1997, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $277.3 million and $385.1 million, respectively.


   Purchases and sales of debt and equity securities are recorded on the trade date.


   The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.


   Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.


   Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.


   The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 4.)


   Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.


   Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.


   Deferred Policy Acquisition Costs
   ---------------------------------


   Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), such costs are amortized over expected premium-paying periods (up to 20 years). For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 50 years for universal life and up to 20 years for certain annuity contracts). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.


   Insurance Reserve Liabilities
   -----------------------------


   Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Prior to the sale of the domestic individual life insurance business on October 1, 1998, (refer to note 2), reserves for universal life products were equal to cumulative deposits less withdrawals and charges plus credited interest thereon, plus (less) net realized capital gains (losses) (which were reflected through credited interest rates). These reserves also included unrealized capital gains (losses) related to FAS No. 115. As a result of the sale and transfer of assets supporting the business, reserves for universal life products will no longer include net realized capital gains (losses) and unrealized gains (losses) related to FAS No. 115 for the years ended December 31, 1998 and beyond.


   Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are for immediate annuities with life contingent-payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.


   Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.


   Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.00% to 8.10% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.


   Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

   Premiums, Charges Assessed Against Policyholders, Benefits and Expenses
   -----------------------------------------------------------------------


   For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.


   Separate Accounts
   -----------------


   Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in some cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected mutual funds not managed by the Company.


   As of December 31, 1998, Separate Accounts assets are carried at fair value. At December 31, 1998, unrealized gains of $10.0 million, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. At December 31, 1997, Separate Account assets supporting the guaranteed interest option were carried at an amortized cost of $658.6 million (fair value $668.7 million). Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.00% to 8.10% in 1998 and 4.10% to 8.10% in 1997.


   Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

   Reinsurance
   -----------


   The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. The majority of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1998 is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to Note 2)


   Income Taxes
   ------------


   The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


2. Discontinued Operations-Individual Life Insurance


   On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Insurance reserves ceded as of December 31, 1998 were $2.9 billion. Deferred policy acquisition costs related to the life policies of $907.9 million were written off against the gain on the sale. Certain invested assets related to and supporting the life policies were sold to consummate the life sale, and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $58 million will be deferred and amortized over approximately 15 years (as profits in the book of business sold emerge). The remaining portion of the gain was recognized immediately in net income and was largely attributed to the sale of the domestic life insurance business for access to the agency sales force and brokerage distribution channel. The unamortized portion of the gain is presented in other liabilities on the Consolidated Balance Sheets.


   The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million, $620.4 million and $445.7 million for 1998, 1997 and 1996, respectively. Premiums ceded and reinsurance recoveries made in 1998 totaled $153.4 million and $57.7 million, respectively.

3. Investments


   Debt securities available for sale as of December 31, 1998 were as follows:



                                                                           Gross          Gross
                                                          Amortized      Unrealized     Unrealized        Fair
    1998 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------
    U.S. government and government agencies
     and authorities                                      $   718.9        $ 60.4          $ 0.2       $   779.1

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               615.2          29.8            4.1           640.9
      Financial                                             2,259.2          94.6            5.6         2,348.2
      Transportation/capital goods                            580.8          33.0            1.1           612.7
      Health care/consumer products                         1,328.2          69.8            4.8         1,393.2
      Natural resources                                       254.5           6.9            2.3           259.1
      Other corporate securities                              261.7           5.8            7.4           260.1
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        5,299.6         239.9           25.3         5,514.2
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            507.6          30.4           32.9           505.1
      Utilities                                               147.0          32.4             --           179.4
      Other                                                   511.2          14.9            1.8           524.3
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,165.8          77.7           34.7         1,208.8
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           671.9          38.4            2.9           707.4
      Collateralized mortgage obligations                   1,879.6         119.7           10.4         1,988.9
   --------------------------------------------------------------------------------------------------------------
    Total residential mortgage-backed securities            2,551.5         158.1           13.3         2,696.3
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,114.9          30.9            9.8         1,136.0

    Other asset-backed securities                             719.3          13.8            0.6           732.5
   --------------------------------------------------------------------------------------------------------------

 Total debt securities                                    $11,570.3        $580.8          $83.9       $12,067.2
   ==============================================================================================================

   Debt securities available for sale as of December 31, 1997 were as follows:



                                                                             Gross          Gross
                                                          Amortized      Unrealized     Unrealized       Fair
    1997 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------

    U.S. government and government agencies
     and authorities                                      $ 1,219.7        $ 74.0          $ 0.1       $ 1,293.6

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               521.3          23.5            0.9           543.9
      Financial                                             2,370.7          84.6            1.3         2,454.0
      Transportation & capital goods                          528.2          33.2            0.1           561.3
      Healthcare & consumer products                          728.5          27.0            2.6           752.9
      Natural resources                                       143.5           5.5             --           149.0
      Other corporate securities                              545.2          27.2            0.1           572.3
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        4,837.4         201.0            5.0         5,033.4
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            612.5          36.7           23.6           625.6
      Utilities                                               177.5          28.7             --           206.2
      Other                                                   857.9          27.7           42.8           842.8
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,647.9          93.1           66.4         1,674.6
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           784.4          71.3            2.0           853.7
      Collateralized mortgage obligations                   2,280.5         137.4            2.0         2,415.9
   --------------------------------------------------------------------------------------------------------------
     Total residential mortgage-backed securities           3,064.9         208.7            4.0         3,269.6
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,127.8          34.0            0.4         1,161.4

    Other asset-backed securities                           1,014.2          17.1            0.4         1,030.9
   --------------------------------------------------------------------------------------------------------------

    Total debt securities                                 $12,912.2        $627.9          $76.3       $13,463.8
   ==============================================================================================================

   At December 31, 1998 and 1997, net unrealized appreciation of $496.9 million and $551.6 million, respectively, on available-for-sale debt securities included $355.8 million and $429.3 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.


   The amortized cost and fair value of debt securities for the year ended December 31, 1998 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                               Amortized        Fair
        (Millions)                                Cost          Value
        ---------------------------------------------------------------
        Due to mature:
        One year or less                       $   553.5      $   554.6
        After one year through five years        2,619.7        2,692.4
        After five years through ten years       1,754.0        1,801.7
        After ten years                          2,257.4        2,453.7
        Mortgage-backed securities               3,666.4        3,832.3
        Other asset-backed securities              719.3          732.5
        ---------------------------------------------------------------
        Total                                  $11,570.3      $12,067.2
        ===============================================================

   At December 31, 1998 and 1997, debt securities carried at $8.8 million and $8.2 million, respectively, were on deposit as required by regulatory authorities.


   The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1998.


   Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:



                                                          1998                          1997
                                                 -----------------------       -----------------------
                                                    Fair       Amortized         Fair        Amortized
   (Millions)                                      Value          Cost           Value          Cost
-------------------------------------------------------------------------------------------------------

    Total residential CMOs (1)                   $ 1,988.9     $1,879.6        $ 2,415.9     $2,280.5
=======================================================================================================
    Percentage of total:
     Supporting experience rated  products            81.7%                         81.6%
     Supporting remaining products                    18.3%                         18.4%
-------------------------------------------------------------------------------------------------------
                                                     100.0%                        100.0%
=======================================================================================================

 (1) At December 31, 1998 and 1997, approximately 66% and 73%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

   There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1998 and 1997, approximately 2% and 4%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).


   Investments in equity securities available for sale as of December 31 were as follows:

    (Millions)                           1998        1997
   -------------------------------------------------------
    Amortized Cost                     $300.4      $210.0
    Gross unrealized gains               13.1        21.3
    Gross unrealized losses               8.1          .1
   -------------------------------------------------------
    Fair Value                         $305.4      $231.2
   =======================================================

4. Financial Instruments


   Estimated Fair Value
   --------------------


   The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1998 and 1997 were as follows:



                                              1998                       1997
                                      ---------------------      -----------------------
                                      Carrying       Fair        Carrying        Fair
(Millions)                             Value         Value        Value         Value
----------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                     $    12.7     $   12.3     $   12.8        $   12.4
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity             $ 1,063.9     $  984.3     $ 1,030.3       $1,005.4
   Without a fixed maturity           10,241.7      9,686.2      10,113.2        9,587.5
-----------------------------------------------------------------------------------------

   Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

   The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:


   Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.


   Investment contract liabilities (included in Policyholders' funds left with the Company):


   With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.


   Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.


   Off-Balance-Sheet and Other Financial Instruments
   -------------------------------------------------


   Futures Contracts:


   Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively.


   Warrants:


   Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1998 were $1.5 million, respectively. The carrying values and estimated fair values as of December 31, 1997 were $.6 million, respectively.

   Debt Instruments with Derivative Characteristics:


   The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1998 was as follows:



                                                         Amortized       Fair
    (Millions)                                               Cost        Value
   -----------------------------------------------------------------------------
    Residential collateralized mortgage obligations      $1,879.6      $1,988.9
     Principal-only strips (included above)                  20.2          24.0
     Interest-only strips (included above)                   17.3          18.0
    Other structured securities with derivative
     characteristics (1)                                     87.3          80.6
   -----------------------------------------------------------------------------

    (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.


5. Net Investment Income


   Sources of net investment income were as follows:

                                                1998        1997        1996
   ----------------------------------------------------------------------------
    Debt securities                            $ 798.8     $ 814.6     $ 805.3
    Nonredeemable preferred stock                 18.4        12.9         5.8
    Investment in affiliated mutual funds          6.6         3.8        10.8
    Mortgage loans                                 0.6         0.3         0.6
    Policy loans                                   7.2         5.7         6.4
    Reinsurance loan to affiliate                  2.3         5.5         9.3
    Cash equivalents                              44.6        38.8        27.1
    Other                                         16.7         9.5         1.8
   -----------------------------------------------------------------------------
    Gross investment income                      895.2       891.1       867.1
    Less: investment expenses                    (17.6)      (12.3)      (14.5)
   -----------------------------------------------------------------------------
    Net investment income                      $ 877.6     $ 878.8     $ 852.6
   =============================================================================

   Net investment income includes amounts allocable to experience rated contractholders of $655.6 million, $673.8 million and $649.5 million for the years ended December 31, 1998, 1997 and 1996, respectively. Interest credited to contractholders is included in current and future benefits.

6. Dividend Restrictions and Shareholder's Equity

   The Company paid $553.0 million and $17.3 million in cash dividends to HOLDCO in 1998 and 1997, respectively. Additionally, at December 31, 1998, the Company accrued $206.0 million in dividends. Of the $759.0 million dividends paid and accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.


   In January 1999, the accrued dividends of $206.0 million were paid by the Company to HOLDCO. Further dividends to be paid by the Company to HOLDCO during 1999 will need to be approved by the Insurance Department of the State of Connecticut (the "Department") prior to payment.


   The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $148.1 million, $80.5 million and $57.8 million for the years ended December 31, 1998, 1997 and 1996, respectively. Statutory capital and surplus was $773.0 million and $778.7 million as of December 31, 1998 and 1997, respectively.


   As of December 31, 1998, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.


7. Capital Gains and Losses on Investment Operations


   Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.


   Net realized capital gains on investments were as follows:



    (Millions)                                      1998       1997       1996
   ----------------------------------------------------------------------------
    Debt securities                                $ 7.4      $21.1      $ 9.5
    Equity securities                                3.0        8.6        7.5
   ----------------------------------------------------------------------------
    Pretax realized capital gains                  $10.4      $29.7      $17.0
   ============================================================================
    After-tax realized capital gains               $ 7.3      $19.2      $11.1
   ============================================================================

   Net realized capital gains of $15.0 million, $83.7 million and $52.5 million for 1998, 1997 and 1996, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains were $118.6 million and $120.1 million at December 31, 1998 and 1997, respectively.

   Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:



    (Millions)                              1998          1997          1996
   ----------------------------------------------------------------------------
    Proceeds on sales                     $6,790.2      $5,311.3      $5,182.2
    Gross gains                               98.8          23.8          22.1
    Gross losses                              91.4           2.7          12.6
   ----------------------------------------------------------------------------

   Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


    (Millions)                                          1998        1997        1996
   -----------------------------------------------------------------------------------
    Debt securities                                  $ 18.9      $44.3      $(100.1)
    Equity securities                                 (16.1)       5.6        (10.5)
    Other                                              15.4         --           --
   -----------------------------------------------------------------------------------
        Subtotal                                       18.2       49.9       (110.6)
    Increase (decrease) in deferred income taxes
      (Refer to note 8)                                 6.3       17.5        (38.6)
   -----------------------------------------------------------------------------------
    Net changes in accumulated other
      comprehensive income                           $ 11.9      $32.4      $ (72.0)
   ===================================================================================

   Net unrealized capital gains allocable to experience-rated contracts of $355.8 million at December 31, 1998 are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. At December 31, 1997, net unrealized capital gains of $356.7 million and $72.6 million at December 31, 1997 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

   Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience-rated contractholders, at December 31:



    (Millions)                                            1998      1997       1996
   ----------------------------------------------------------------------------------
    Debt securities:
     Gross unrealized capital gains                     $157.3     $140.6     $101.7
     Gross unrealized capital losses                     (16.2)     (18.4)     (23.8)
   ----------------------------------------------------------------------------------
                                                         141.1      122.2       77.9
   ----------------------------------------------------------------------------------
    Equity securities:
     Gross unrealized capital gains                       13.1       21.2       16.3
     Gross unrealized capital losses                      (8.1)      (0.1)      (0.8)
   ----------------------------------------------------------------------------------
                                                           5.0       21.1       15.5
   ----------------------------------------------------------------------------------
    Other:
     Gross unrealized capital gains                       17.1         --         --
     Gross unrealized capital losses                      (1.7)        --         --
   ----------------------------------------------------------------------------------
                                                          15.4         --         --
   ----------------------------------------------------------------------------------
    Deferred income taxes (Refer to note 8)               56.7       50.4       32.9
   ----------------------------------------------------------------------------------
    Net accumulated other comprehensive income          $104.8     $ 92.9     $ 60.5
   ==================================================================================

   Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:



   (Millions)                                           1998       1997         1996
   ----------------------------------------------------------------------------------
    Unrealized holding gains (losses) arising
      during the year (1)                               $38.3      $98.8       $(14.8)
    Less: reclassification adjustment for gains and
      other items included in net income (2)             26.4       66.4         57.2
   -----------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities        $11.9      $32.4       $(72.0)
   ===================================================================================

    (1) Pretax unrealized holding gains (losses) arising during the year were $58.8 million, $152.3 million and ($22.9) million for 1998, 1997 and 1996, respectively.
    (2) Pretax reclassification adjustments for gains and other items included in net income were $40.6 million, $102.4 million and $87.7 million for 1998, 1997 and 1996, respectively.

8. Income Taxes


   The Company is included in the consolidated federal income tax return, the combined returns of Connecticut and New York, and the Illinois unitary state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.


   Income taxes from continuing operations consist of the following:



    (Millions)                                    1998         1997         1996
   -------------------------------------------------------------------------------
    Current taxes (benefits):
     Federal                                     $ 246.4      $ 28.7      $ 30.0
     State                                           1.3         2.0         2.3
     Net realized capital gains                     16.8        39.1        24.4
   ------------------------------------------------------------------------------
                                                   264.5        69.8        56.7
   ------------------------------------------------------------------------------
    Deferred taxes (benefits):
     Federal                                      (203.2)        9.4        (7.6)
     Net realized capital (losses)                 (13.9)      (28.5)      (18.4)
   ------------------------------------------------------------------------------
                                                  (217.1)      (19.1)      (26.0)
   ------------------------------------------------------------------------------
      Total                                      $  47.4      $ 50.7      $ 30.7
   ==============================================================================

   Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



   (Millions)                                      1998        1997        1996
   ------------------------------------------------------------------------------
    Income from continuing operations before
      income taxes                                $187.0      $188.2      $115.9
    Tax rate                                        35%         35%         35%
    ------------------------------------------------------------------------------
    Application of the tax rate                     65.5        65.9        40.6
    Tax effect of:
     State income tax, net of federal benefit        0.9         1.3         1.5
     Excludable dividends                          (17.1)      (15.6)      (10.8)
     Other, net                                     (1.9)       (0.9)       (0.6)
   ------------------------------------------------------------------------------
      Income taxes                                $ 47.4      $ 50.7      $ 30.7
   ==============================================================================

   The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:



    (Millions)                                           1998        1997
   ------------------------------------------------------------------------
    Deferred tax assets:
     Insurance reserves                                $ 324.1      $415.8
     Unrealized gains allocable to experience
      rated contracts                                    124.5       150.1
     Investment (gains) losses                            (0.3)        6.6
     Postretirement benefits other than pensions          26.0        26.3
     Deferred compensation                                38.6        31.2
     Restructuring charge                                  2.9         9.5
     Depreciation                                          1.7         3.9
     Sale of individual life                              48.9           -
     Other                                                16.0         8.8
   ------------------------------------------------------------------------
    Total gross assets                                   582.4       652.2
   ------------------------------------------------------------------------

    Deferred tax liabilities:
     Deferred policy acquisition costs                   272.7       515.6
     Market discount                                       4.5         5.1
     Net unrealized capital gains                        181.2       200.5
     Pension                                               3.9         3.6
     Other                                                (0.5)       (0.6)
   ------------------------------------------------------------------------
    Total gross liabilities                              461.8       724.2
   ------------------------------------------------------------------------
    Net deferred tax (asset) liability                 $(120.6)     $ 72.0
   ========================================================================

   Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1998 and 1997, no valuation allowances were required for unrealized capital gains and losses.


   Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.


   The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1998. This amount would be taxed only under certain conditions.

   No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.


   The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.


9. Benefit Plans


   Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $0.8 million, $2.7 million and $4.3 million for the years ended December 31, 1998, 1997 and 1996, respectively.


   In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1998, 1997 and 1996 were $0.9 million, $2.7 million and $1.8 million, respectively.


   As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after-tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.


   The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.


   The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1998, 1997 and 1996 were $1.4 million, $0.6 million and $0.7 million, respectively.


   Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on the Company's results of operations, liquidity or financial condition.


    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.7 million, $4.4 million and $5.4 million in 1998, 1997 and 1996, respectively.


    Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1998, 1997 and 1996, were $4.1 million, $2.9 million and $8.1 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1998, other changes in shareholder's equity include an additional increase of $0.7 million reflecting revisions to the allocation of the deferred tax benefit.


10. Related Party Transactions


    Investment Advisory and Other Fees
    ----------------------------------


    In February 1998 and May 1998, Aeltus Investment Management Inc. ("Aeltus"), an affiliate of the Company, assumed investment advisory services for Aetna managed mutual funds and variable funds (collectively, the Funds), respectively. In connection with that assumption of duties, Aeltus entered into participation agreements with the Company. Participation fees paid to the Company, from Aeltus, included in charges assessed against policyholders amounted to $26.9 million for 1998. Prior to assuming investment advisory services, Aeltus served as subadvisor to the Funds. Since August 1996, Aeltus has served as advisor for most of the Company's General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1998, 1997 and 1996, the Company paid $21.7 million, $45.5 million and $16.0 million, respectively, in such fees.


    Prior to February 1998 and May 1998, the Company served as investment advisor to the Funds. Under the advisory agreements, the funds paid the Company a daily fee which, on an annual basis, ranged, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders, amounted to $287.0 million, $271.2 million and $186.6 million in 1998, 1997 and 1996, respectively.


    Reinsurance Transactions
    ------------------------


    Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred and the loan previously established was reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) as of December 31, 1997 relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million as of December 31, 1997 and was based upon the fair value of the underlying assets.


    Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct domestic individual non-participating life insurance business was sold to Lincoln. (Refer to note 2).


    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $336.3 million, $176.7 million and $25.3 million and current and future benefits of $341.1 million, $183.9 million and $39.5 million, were assumed in 1998, 1997 and 1996, respectively. Investment income of $17.0 million, $37.5 million and $44.1 million was generated from the reinsurance loan to affiliate for the years ended December 31, 1998, 1997 and 1996, respectively.


    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million, $5.9 million and $5.2 million for 1998, 1997 and 1996, respectively. This agreement was terminated effective October 1, 1998.


    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million and $0.7 million in 1998 and 1997, respectively. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.


    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $87.8 million and $32.5 million were maintained for this contract as of December 31, 1998 and 1997, respectively.


    Capital Transactions
    --------------------


    The Company received a capital contribution of $9.3 million and $10.4 million in cash from HOLDCO in 1998 and 1996, respectively. The Company received no capital contributions in 1997.


    The Company paid $553.0 million, $17.3 million and 3.5 million in cash dividends to HOLDCO in 1998, 1997 and 1996, respectively. Additionally, in 1998, the Company accrued $206.0 million in dividends. (Refer to Note 6)


    Other
    -----


    Premiums due and other receivables include $1.6 million and $37.0 million due from affiliates in 1998 and 1997, respectively. Other liabilities include $2.2 million and $1.2 million due to affiliates for 1998 and 1997, respectively.


    As of December 31, 1998, Aetna transferred to the Company $0.7 million based on its decision not to settle state tax liabilities for the years 1998 and 1997. The amount transferred as of December 31, 1997 was $2.5 million. This amount has been reported as an other change in retained earnings.


    Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.


11. Reinsurance


    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 2)


    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.



                                                     Ceded to       Assumed
                                         Direct       Other       from Other      Net
     (Millions)                          Amount     Companies      Companies     Amount
    ------------------------------------------------------------------------------------

                  1998
                  ----
     Premiums:
      Discontinued Operations            $166.8       $165.4        $340.6       $342.0
      Accident and Health Insurance        16.3         16.3            --           --
      Annuities                            80.8          2.9           1.5         79.4
    ------------------------------------------------------------------------------------
       Total earned premiums             $263.9       $184.6        $342.1       $421.4
    ====================================================================================

                  1997
                  ----
     Premiums:
      Discontinued Operations            $ 35.7       $ 15.1        $177.4       $198.0
      Accident and Health Insurance         5.6          5.6            --           --
      Annuities                            67.9           --           1.2         69.1
    ------------------------------------------------------------------------------------
       Total earned premiums             $109.2       $ 20.7        $178.6       $267.1
    ====================================================================================

                  1996
                  ----
     Premiums:
      Discontinued Operations            $ 34.6       $ 11.2        $ 25.3       $ 48.7
      Accident and Health Insurance         6.3          6.3            --           --
      Annuities                            84.3           --           0.6         84.9
    ------------------------------------------------------------------------------------
       Total earned premiums             $125.2       $ 17.5        $ 25.9       $133.6
    ====================================================================================

12. Segment Information


    Prior to October 1, 1998, the Company's operations were reported through two major business segments: Financial Services and Individual Life Insurance (now Discontinued Operations). Summarized financial information for the Company's principal operations was as follows:



                                                    (4)            (4)
                                                 Financial     Discontinued
    1998 (Millions)                               Services      Operations       Other          Total
    ----------------------------------------------------------------------------------------------------
     Revenue from external customers            $   433.3              --            --       $   433.3
     Net investment income                          877.6              --            --           877.6
    ----------------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                             $ 1,310.9              --            --       $ 1,310.9
    ====================================================================================================
     Amortization of deferred policy
      acquisition costs                         $   106.7              --            --       $   106.7
    ----------------------------------------------------------------------------------------------------
     Income taxes                               $    57.7                       $ (10.3)      $    47.4
    ----------------------------------------------------------------------------------------------------
     Operating earnings (1)                     $   151.5              --            --       $   151.5
     Unusual items (2)                                 --              --       $ (19.2)          (19.2)
     Realized capital gains, net of tax               7.3              --            --             7.3
    ----------------------------------------------------------------------------------------------------
     Income from continuing operations          $   158.8              --       $ (19.2)      $   139.6
     Discontinued operations, net of tax:
      Income from operations                           --        $   61.8            --            61.8
      Gain on sale                                     --            59.0            --            59.0
    ----------------------------------------------------------------------------------------------------
     Net income                                 $   158.8        $  120.8       $ (19.2)      $   260.4
    ====================================================================================================
     Segment assets                             $43,458.6        $3,820.2            --       $47,278.8
    ----------------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (3)            --              --       $   5.3       $     5.3
    ----------------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings include an after-tax severance benefit of $1.6 million and after-tax Year 2000 costs of $20.8 million.
     (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.
     (4) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

                                                   (3)            (3)
                                                Financial     Discontinued
     1997 (Millions)                            Services       Operations     Other      Total
    ----------------------------------------------------------------------------------------------
     Revenue from external customers            $   369.4             --        --      $   369.4
     Net investment income                          878.8             --        --          878.8
    ----------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                             $ 1,248.2             --        --      $ 1,248.2
    ==============================================================================================
     Amortization of deferred policy
      acquisition costs                         $    82.8             --        --      $    82.8
    ----------------------------------------------------------------------------------------------
     Income taxes                               $    50.7             --        --      $    50.7
    ----------------------------------------------------------------------------------------------
     Operating earnings (1)                     $   118.3             --        --      $   118.3
     Realized capital gains, net of tax              19.2             --        --           19.2
    ----------------------------------------------------------------------------------------------
     Income from continuing operations          $   137.5             --        --      $   137.5
     Discontinued Operations, net of tax:
      Income from operations                           --       $   67.8        --           67.8
    ----------------------------------------------------------------------------------------------
     Net Income                                 $   137.5       $   67.8        --      $   205.3
    ==============================================================================================
     Segment assets                             $36,638.8       $3,507.6        --      $40,146.4
    ----------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (2)            --             --      $9.6      $     9.6
    ----------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Expenditures for long-lived assets represents additions to property and equipment not allocable to business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

                                                        (3)            (3)
                                                     Financial     Discontinued
     1996 (Millions)                                  Services      Operations       Other        Total
    -----------------------------------------------------------------------------------------------------
     Revenue from external customers                 $  325.5            --             --      $  325.5
     Net investment income                              852.6            --             --         852.6
    -----------------------------------------------------------------------------------------------------
     Total revenue excluding realized capital
      gains                                          $1,178.1            --             --      $1,178.1
    =====================================================================================================
     Amortization of deferred policy acquisition
      costs                                          $   28.0            --             --      $   28.0
    -----------------------------------------------------------------------------------------------------
     Income taxes                                    $   35.6            --         $ (4.9)     $   30.7
    -----------------------------------------------------------------------------------------------------
     Operating earnings (losses) (1)                 $   83.2            --             --      $   83.2
     Unusual items (2)                                     --            --           (9.1)         (9.1)
     Realized capital gains, net of tax:                 11.1            --             --          11.1
    -----------------------------------------------------------------------------------------------------
     Income from continuing operations               $   94.3                       $ (9.1)     $   85.2
     Discontinued operations, net of tax
      Income from operations                               --         $55.9             --          55.9
    -----------------------------------------------------------------------------------------------------
     Net income (loss)                               $   94.3         $55.9         $ (9.1)     $  141.1
    =====================================================================================================

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings represent $9.1 million after-tax corporate facilities and severance charges not directly allocable to the business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)


13. Commitments and Contingent Liabilities


    Commitments
    -----------


    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1998 and 1997, the Company had commitments to purchase investments of $68.7 million and $38.7 million, respectively. The fair value of the investments at December 31, 1998 and 1997 approximated $68.9 million and $39.0 million, respectively.


    Litigation
    ----------


    The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

              Index to Quarterly Consolidated Financial Statements

                                                                              Page
                                                                              ----
Consolidated Financial Statements:

   Consolidated Statements of Income for the Three-Month and Nine-Month
    Periods Ended September 30, 1999 and 1998 (unaudited)                     F-34

   Consolidated Balance Sheets as of September 30, 1999 (unaudited) and
    December 31, 1998                                                         F-35

   Consolidated Statements of Changes in Shareholder's Equity for the Nine
    Month Periods Ended September 30, 1999 and 1998 (unaudited)               F-36

   Consolidated Statements of Cash Flows for the Nine Month Periods
    Ended September 30, 1999 and 1998 (unaudited)                             F-37

   Condensed Notes to Consolidated Financial Statements (unaudited)           F-38


            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                  Three Months                 Nine Months
                                               Ended September 30,         Ended September 30,
                                             -----------------------   ---------------------------
                                                1999         1998          1999           1998
                                             ----------   ----------   ------------   ------------
                                                   (unaudited)                 (unaudited)
Revenue:
  Premiums                                    $  44.2       $ 20.1       $   86.6       $   54.5
  Charges assessed against policyholders         98.6         81.3          283.1          243.3
  Net investment income                         223.2        218.8          668.8          649.9
  Net realized capital (losses) gains           (11.1)         2.7           (5.4)           9.3
  Other income                                   27.9         23.6           82.5           66.5
                                              -------       ------       --------       --------
      Total revenue                             382.8        346.5        1,115.6        1,023.5
Benefits and expenses:
  Current and future benefits                   201.8        181.7          564.0          529.7
  Operating expenses:
   Salaries and related benefits                 36.1         32.0          107.7          100.9
   Other                                         53.3         51.5          156.0          147.5
  Amortization of deferred policy
   acquisition costs                             25.9         23.2           77.6           69.5
                                              -------       ------       --------       --------
      Total benefits and expenses               317.1        288.4          905.3          847.6
                                              -------       ------       --------       --------
Income from continuing operations before
  income taxes                                   65.7         58.1          210.3          175.9
Income taxes                                     21.7         15.2           69.2           51.6
                                              -------       ------       --------       --------
Income from continuing operations                44.0         42.9          141.1          124.3
Discontinued operations, net of tax:
  Income from operations                           --         24.5             --           61.8
  Deferred gain on sale                           1.4           --            4.1             --
                                              -------       ------       --------       --------
Net income                                    $  45.4       $ 67.4       $  145.2       $  186.1
                                              =======       ======       ========       ========

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                    September 30,    December 31,
                                                                        1999             1998
                                                                    ------------     ------------
                                                                    (unaudited)
                             Assets
Investments:
 Debt securities available for sale, at fair value
   (amortized cost: $11,467.3 and $11,570.3)                         $11,335.2        $12,068.2
Equity securities, available for sale, at fair value:
 Nonredeemable preferred stock (cost: $142.9 and $202.6)                 140.5            203.3
 Investment in affiliated mutual funds (cost: $72.8 and $96.8)            73.3            100.1
 Common stock (cost: $6.4 and $1.0)                                        8.5              2.0
Short-term investments                                                    56.5             48.9
Mortgage loans                                                            10.4             12.7
Policy loans                                                             308.9            292.2
                                                                     ---------        ---------
    Total investments                                                 11,933.3         12,727.4
Cash and cash equivalents                                                797.2            628.3
Short-term investments under securities loan agreement                   771.5            277.3
Accrued investment income                                                163.0            151.6
Premiums due and other receivables                                        95.0             61.1
Reinsurance recoverable                                                2,957.5          2,959.8
Deferred income taxes                                                    148.6            114.3
Deferred policy acquisition costs                                      1,007.8            893.1
Other assets                                                              77.7             70.4
Separate Accounts assets                                              32,807.7         29,458.4
                                                                     ---------        ---------
    Total assets                                                     $50,759.3        $47,341.7
                                                                     =========        =========
                   Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                              $ 3,842.6        $ 3,815.9
 Unpaid claims and claim expenses                                         35.3             18.8
 Policyholders' funds left with the Company                           11,117.2         11,305.6
                                                                     ---------        ---------
    Total insurance reserve liabilities                               14,995.1         15,140.3
 Payables under securities loan agreement                                771.5            277.3
 Current income taxes                                                      0.5            279.6
 Other liabilities                                                       809.8            821.0
 Separate Accounts liabilities                                        32,803.5         29,430.2
                                                                     ---------        ---------
    Total liabilities                                                 49,380.4         45,948.4
                                                                     ---------        ---------
Shareholder's Equity:
 Common stock, par value $50 (100,000 shares authorized;
   55,000 shares issued and outstanding)                                   2.8              2.8
 Paid-in capital                                                         431.8            431.8
 Accumulated other comprehensive (loss) income                           (25.5)           104.8
 Retained earnings                                                       969.8            853.9
                                                                     ---------        ---------
    Total shareholder's equity                                         1,378.9          1,393.3
                                                                     ---------        ---------
     Total liabilities and shareholder's equity                      $50,759.3        $47,341.7
                                                                     =========        =========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                             Nine Months Ended September 30,
                                            -------------------------------
                                                   1999           1998
                                              -------------   -----------
                                               (unaudited)    (unaudited)
Shareholder's equity, beginning of period       $1,393.3        $1,852.7
Comprehensive income (loss):
  Net income                                       145.2           186.1
  Other comprehensive loss, net of tax:
     Unrealized losses on securities
      ($(200.5), $(10.5), pretax) (1)             (130.3)           (6.8)
                                                --------        --------
Total comprehensive income                          14.9           179.3
                                                --------        --------
Other changes                                        0.5             1.6
Common stock dividends                             (29.8)           (9.0)
                                                --------        --------
Shareholder's equity, end of period             $1,378.9        $2,024.7
                                                ========        ========

 (1) Net of reclassification adjustments.


See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)


                                                                   Nine Months Ended September 30,
                                                                   -------------------------------
                                                                         1999           1998
                                                                    -------------   ------------
                                                                     (unaudited)     (unaudited)
Cash Flows from Operating Activities:
    Net income                                                        $   145.2      $   186.1
Adjustments to reconcile net income to net cash (used for)
    provided by operating activities:
    Net accretion of discount on investments                              (20.6)         (24.3)
    Deferred gain on sale                                                  (4.1)            --
    Net realized capital losses (gains)                                     5.4          (10.0)
    Changes in assets and liabilities:
     Increase in accrued investment income                                (11.4)          (2.3)
     Decrease in premiums due and other receivables                        31.6           22.8
     Increase in policy loans                                             (16.7)         (51.9)
     Increase in deferred policy acquisition costs                       (114.7)         (89.5)
     Decrease in reinsurance loan to affiliate                               --          135.7
     Net (decrease) increase in universal life account balances          (220.5)         176.9
     Increase (decrease) in other insurance reserve liabilities           232.1         (148.7)
     Decrease in other liabilities and other assets                       (68.0)        (191.3)
     (Decrease) increase in income taxes                                 (280.1)          18.7
                                                                       --------       --------
Net cash (used for) provided by operating activities                     (321.8)          22.2
                                                                       --------       --------
Cash Flows from Investing Activities:
    Proceeds from sales of:
     Debt securities available for sale                                 4,017.1        5,680.9
     Equity securities                                                     89.9          120.7
     Mortgage loans                                                         2.3            0.2
    Investment maturities and collections of:
     Debt securities available for sale                                   995.2        1,105.3
     Short-term investments                                                60.6          170.5
    Cost of investment purchases in:
     Debt securities available for sale                                (4,805.5)      (5,421.9)
     Equity securities                                                     (9.4)         (93.7)
     Short-term investments                                               (68.4)         (94.4)
    Other, net                                                              6.2           88.8
                                                                       --------       --------
Net cash provided by investing activities                                 288.0        1,556.4
                                                                       --------       --------
Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts             1,576.5        1,144.6
    Withdrawals of investment contracts                                (1,308.4)      (1,061.0)
    Return of capital from Separate Account                                  --            1.3
    Dividends paid to shareholder                                        (235.8)          (9.0)
    Other, net                                                            170.4            4.4
                                                                       --------       --------
Net cash provided by financing activities                                 202.7           80.3
                                                                       --------       --------
Net increase in cash and cash equivalents                                 168.9        1,658.9
Cash and cash equivalents, beginning of period                            628.3          577.5
                                                                       --------       --------
Cash and cash equivalents, end of period                              $   797.2      $ 2,236.4
                                                                      =========      =========
Supplemental cash flow information:
    Income taxes paid, net                                            $   315.3      $    69.3
                                                                      =========      =========

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

              Condensed Notes to Consolidated Financial Statements
                                  (unaudited)

1) Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA") and Aetna Investment Adviser Holding Company, Inc. (collectively, the "Company"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna"). On July 1, 1999, HOLDCO contributed Aetna Investment Adviser Holding Company, Inc., and its subsidiaries (collectively, "IA Holdco") to the Company (refer to Note 2). As a result, the Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note
3).

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. The contribution of IA Holdco to the Company was accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco. Certain reclassifications have been made to 1998 financial information to conform to the 1999 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in ALIAC's 1998 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2) Contribution of IA Holdco from HOLDCO

On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment adviser under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, provides distribution services for certain Aetna mutual funds and other Aetna products. Aeltus'ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                   (unaudited)

3) Discontinued Operations -- Individual Life Insurance

On October 1, 1998, the Company sold its individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Insurance reserves ceded as of December 31, 1998 were $2.9 billion. Deferred policy acquisition costs related to the life policies of $907.9 million were written off against the gain on the sale. Certain invested assets related to and supporting the life policies were sold to consummate the life sale and the Company recorded a reinsurance receivable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $58 million was deferred and is being recognized over approximately 15 years (as profits in the book of business sold emerge). The remaining portion of the gain was recognized immediately in net income and was largely attributed to the sale of the life insurance business for access to the agency sales force and brokerage distribution channel. The unamortized portion of the gain is presented in other liabilities and deferred taxes on the consolidated balance sheets. Premiums ceded and reinsurance recoveries made in 1999 totaled $373 million and $304 million, respectively.

4) New Accounting Standard

On January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. The adoption of this standard did not have a material effect on the Company's financial position or results of operations as the Company had previously accounted for guaranty-fund and other insurance-related assessments in a manner consistent with this statement.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                   (unaudited)

5) Future Accounting Standards

In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this standard and the potential effect on its financial position and results of operations.

6) Additional Information -- Accumulated Other Comprehensive (Loss) Income

Changes in accumulated other comprehensive income (loss) related to changes in unrealized (losses) gains on securities (excluding those related to experience-rated contractholders) were as follows:

                                                                   Nine Months Ended September 30,
(Millions)                                                                1999          1998
--------------------------------------------------------------------------------------------------
 Unrealized holding (losses) gains arising during the period (1)         $(120.4)       $15.5
 Less: reclassification adjustments for amortization of net
   investment discounts and gains included in net income (2)                 9.9         22.3
--------------------------------------------------------------------------------------------------
 Net unrealized losses on securities                                     $(130.3)       $(6.8)
==================================================================================================

 (1) Pretax unrealized holding (losses) gains arising during the period were $(185.3) million and $23.8 million for 1999 and 1998, respectively.

 (2) Pretax reclassification adjustments for amortization of net investment discounts and gains included in net income were $15.2 million and $34.3 million for 1999 and 1998, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                  (unaudited)

7) Segment Information


Summarized financial information for the Company's principal operations for the three and nine months ended September 30, was as follows:

                                                       Investment
Three months ended September 30,         Financial     Management    Discontinued
(Millions)                              Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------------
 1999
 Revenues from external customers          $151.9         $29.8           $  --         $(11.0)       $170.7
 Net investment income                      221.9            .4              --             .9         223.2
--------------------------------------------------------------------------------------------------------------
 Total revenue excluding realized
  capital losses                           $373.8         $30.2           $  --         $(10.1)       $393.9
==============================================================================================================
 Operating earnings (2)                    $ 48.0         $ 7.5           $  --         $ (1.7)       $ 53.8
 Other item (3)                                --            --              --           (2.6)         (2.6)
 Realized capital losses, net of tax         (7.2)           --              --             --          (7.2)
--------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                                 40.8           7.5              --           (4.3)         44.0
 Discontinued operations, net of tax:
  Deferred gain on sale                        --            --             1.4             --           1.4
--------------------------------------------------------------------------------------------------------------
 Net income (loss)                         $ 40.8         $ 7.5           $ 1.4         $ (4.3)       $ 45.4
==============================================================================================================
 1998
 Revenues from external customers          $109.6         $24.5           $  --         $ (9.1)       $125.0
 Net investment income                      217.2            .4              --            1.2         218.8
--------------------------------------------------------------------------------------------------------------
 Total revenue excluding realized
  capital gains                            $326.8         $24.9           $  --         $ (7.9)       $343.8
==============================================================================================================
 Operating earnings (2)                    $ 42.3         $ 6.8           $  --         $ (1.9)       $ 47.2
 Other item (3)                                --            --              --           (6.0)         (6.0)
 Realized capital gains, net of tax           1.7            --              --             --           1.7
--------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                                 44.0           6.8              --           (7.9)         42.9
 Discontinued operations, net of tax:
  Income from operations                       --            --            24.5             --          24.5
--------------------------------------------------------------------------------------------------------------
 Net income (loss)                         $ 44.0         $ 6.8           $24.5         $ (7.9)       $ 67.4
==============================================================================================================

 (1) Financial Products include deferred and immediate annuity contracts. Investment Management Services include the following services: investment advisory, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to Notes 1 and 2.) Discontinued operations include life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.

 (2) Operating earnings are comprised of net income excluding net realized capital (losses) gains and any other items.

 (3) Other item excluded from operating earnings includes after-tax Year 2000 costs of $2.6 million and $6.0 million in 1999 and 1998, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                  (unaudited)

7) Segment Information (continued)



                                                       Investment
Nine months ended September 30,          Financial     Management     Discontinued
(Millions)                              Products (1)   Services (1)   Operations (1)   Other (1)     Total
--------------------------------------------------------------------------------------------------------------
 1999
 Revenues from external customers         $  399.1        $86.4          $  --         $ (33.3)    $  452.2
 Net investment income                       665.2          1.1             --             2.5        668.8
-------------------------------------------------------------------------------------------------------------
 Total revenue excluding realized
  capital losses                          $1,064.3        $87.5          $  --         $ (30.8)    $1,121.0
=============================================================================================================
 Operating earnings (2)                   $  142.1        $21.1          $  --         $  (5.6)    $  157.6
 Other item (3)                                 --           --             --           (13.0)       (13.0)
 Realized capital losses, net of tax          (3.5)          --             --              --         (3.5)
-------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                                 138.6         21.1             --           (18.6)       141.1
 Discontinued operations, net of tax:
  Deferred gain on sale                         --           --            4.1              --          4.1
-------------------------------------------------------------------------------------------------------------
 Net income (loss)                        $  138.6        $21.1          $ 4.1         $ (18.6)    $  145.2
=============================================================================================================
 1998
 Revenues from external customers         $  320.0        $71.1          $  --         $ (26.8)    $  364.3
 Net investment income                       645.4          1.1             --             3.4        649.9
-------------------------------------------------------------------------------------------------------------
 Total revenue excluding realized
  capital gains                           $  965.4        $72.2          $  --         $ (23.4)    $1,014.2
=============================================================================================================
 Operating earnings (2)                   $  120.9        $18.1          $  --         $  (5.2)    $  133.8
 Other item (3)                                 --           --             --           (15.6)       (15.6)
 Realized capital gains, net of tax            6.1           --             --              --          6.1
-------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                                 127.0         18.1             --           (20.8)       124.3
 Discontinued operations, net of tax:
  Income from operations                        --           --           61.8              --         61.8
-------------------------------------------------------------------------------------------------------------
 Net income (loss)                        $  127.0        $18.1          $61.8         $ (20.8)    $  186.1
=============================================================================================================

 (1) Financial Products include deferred and immediate annuity contracts. Investment Management Services include the following services: investment advisory, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to Notes 1 and 2.) Discontinued operations include life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.

 (2) Operating earnings are comprised of net income excluding net realized capital (losses) gains and any other items.

 (3) Other item excluded from operating earnings includes after-tax Year 2000 costs of $13.0 million and $15.6 million in 1999 and 1998, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                   (unaudited)

8) Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of September 30, 1999, the Company had commitments to purchase investments of $307.8 million. The fair value at September 30, 1999 of the investments to be purchased approximated $308.3 million.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, and after consultation with counsel, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

9) Dividends

During 1999, the Company paid $235.8 million in dividends to HOLDCO, of which $206.0 million was accrued for in 1998.

On October 12, 1999, a distribution was declared in an amount up to $20.2 million, payable by no later than December 31, 1999 to HOLDCO.

Form No. SAI.75962-99-1                                  ALIAC Ed. February 2000